Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	NTT
Entity Registrant Name	NIPPON TELEGRAPH & TELEPHONE CORP
Entity Central Index Key	0000769594
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,323,135,067

Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets (Note 2):
Cash and cash equivalents (Notes 4 and 7)	¥ 1,435,158	¥ 911,062
Short-term investments (Note 7)	167,175	382,227
Notes and accounts receivable, trade (Note 3)	2,072,011	1,948,467
Allowance for doubtful accounts (Note 21)	(45,907)	(41,092)
Accounts receivable, other	265,668	210,262
Inventories (Note 5)	314,983	278,869
Prepaid expenses and other current assets (Note 20)	316,328	298,111
Deferred income taxes (Note 11)	244,881	257,793
Total current assets	4,770,297	4,245,699
Property, plant and equipment (Notes 2 and 16):
Telecommunications equipment	14,606,718	14,708,053
Telecommunications service lines	14,527,349	14,285,962
Buildings and structures	5,855,282	5,789,511
Machinery, vessels and tools	1,806,355	1,790,366
Land	1,133,675	1,122,797
Construction in progress	312,480	269,149
Property, Plant and Equipment, Gross, Total	38,241,859	37,965,838
Accumulated depreciation	(28,341,219)	(27,908,292)
Net property, plant and equipment	9,900,640	10,057,546
Investments and other assets (Note 2):
Investments in affiliated companies (Note 6)	581,073	634,950
Marketable securities and other investments (Note 7)	276,178	301,270
Goodwill (Notes 8 and 23)	747,526	499,830
Software (Note 8)	1,330,085	1,316,021
Other intangibles (Note 8 and 23)	287,400	137,920
Other assets (Notes 10 and 20)	885,444	916,884
Deferred income taxes (Note 11)	886,953	828,935
Total investments and other assets	4,994,659	4,635,810
Total assets	19,665,596	18,939,055
Current liabilities (Note 2):
Short-term borrowings (Note 9)	341,567	310,597
Current portion of long-term debt (Notes 9 and 20)	698,476	781,323
Accounts payable, trade (Note 3)	1,379,279	1,301,944
Accrued payroll	475,226	442,295
Accrued interest	12,189	11,309
Accrued taxes on income	208,363	258,178
Accrued consumption tax	37,835	33,433
Advances received	206,572	152,619
Deposit received	81,997	85,377
Other (Notes 11, 16 and 20)	247,568	211,235
Total current liabilities	3,689,072	3,588,310
Long-term liabilities (Note 2):
Long-term debt (Notes 9 and 20)	3,494,198	3,376,669
Obligations under capital leases (Note 16)	34,818	41,032
Liability for employees' retirement benefits (Note 10)	1,535,964	1,447,781
Other (Notes 11 and 20)	830,612	714,384
Total long-term liabilities	5,895,592	5,579,866
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value-Authorized-6,192,920,900 shares in 2010 and 2011 Issued-1,574,120,900 shares in 2010 and 1,448,659,067 shares in 2011	937,950	937,950
Additional paid-in capital (Note 18)	2,834,029	2,838,927
Retained earnings (Notes 6 and 13)	5,155,596	5,406,726
Accumulated other comprehensive income (loss) (Notes 7, 10, 13 and 20)	(303,708)	(189,606)
Treasury stock, at cost (Note 13)-250,923,665 shares in 2010 and 125,524,000 shares in 2011	(603,133)	(1,205,844)
Total NTT shareholders' equity	8,020,734	7,788,153
Noncontrolling interests	2,060,198	1,982,726
Total equity	10,080,932	9,770,879
Commitments and contingent liabilities (Note 22)
Total liabilities and equity	¥ 19,665,596	¥ 18,939,055

Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, par value
Common stock, Authorized	6,192,920,900	6,192,920,900
Common stock, Issued	1,448,659,067	1,574,120,900
Treasury stock, shares	125,524,000	250,923,665

Consolidated Statements of Income (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating revenues (Note 3):
Fixed voice related services	¥ 2,180,778	¥ 2,355,597	¥ 2,581,041
Mobile voice related services	2,021,579	2,150,734	2,283,890
IP / packet communications services	3,341,112	3,113,411	2,897,976
Sale of telecommunication equipment	565,874	598,318	709,590
System integration	1,382,195	1,242,729	1,211,681
Other	813,465	720,587	732,127
Revenues, Total	10,305,003	10,181,376	10,416,305
Operating expenses (Notes 3, 15 and 17):
Cost of services (exclusive of items shown separately below)	2,458,029	2,426,721	2,436,234
Cost of equipment sold (Note 2) (exclusive of items shown separately below)	760,832	798,895	936,142
Cost of system integration (exclusive of items shown separately below)	915,018	817,135	788,294
Depreciation and amortization (Note 8)	1,962,534	2,012,064	2,139,175
Impairment losses	1,094	4,582	4,340
Selling, general and administrative expenses (Notes 17 and 23)	2,989,814	3,000,370	2,993,164
Goodwill and other intangible assets impairments (Note 8)	2,773	3,916	9,204
Costs and Expenses, Total	9,090,094	9,063,683	9,306,553
Operating income (loss)	1,214,909	1,117,693	1,109,752
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(55,267)	(55,150)	(58,887)
Interest income	21,600	24,004	26,629
Other, net (Notes 7, 19 and 20)	(5,445)	33,524	27,669
Nonoperating Income (Expense), Total	(39,112)	2,378	(4,589)
Income (loss) before income taxes and equity in earnings (losses) of affiliated companies	1,175,797	1,120,071	1,105,163
Income tax expense (benefit) (Note 11):
Current	448,813	494,472	472,300
Deferred	26,779	(47,471)	(102,217)
Income Tax Expense (Benefit), Total	475,592	447,001	370,083
Income (loss) before equity in earnings (losses) of affiliated companies	700,205	673,070	735,080
Equity in earnings (losses) of affiliated companies (Note 6)	1,670	8,794	(1,916)
Net income (loss)	701,875	681,864	733,164
Less-Net income attributable to noncontrolling interests	192,246	189,598	194,485
Net income (loss) attributable to NTT	¥ 509,629	¥ 492,266	¥ 538,679
Per share of common stock:
Weighted average number of shares outstanding	1,323,173,389	1,323,262,483	1,345,302,411
Net income (loss) attributable to NTT	¥ 385.16	¥ 372.01	¥ 400.41
Cash dividends to be paid to shareholders of record date	¥ 120	¥ 120	¥ 110

Consolidated Statements of Changes in Equity and Comprehensive Income (JPY ¥) In Millions	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Comprehensive Income (loss) [Member]	Treasury Stock, at Cost [Member]	Total [Member]	Noncontrolling Interests [Member]	Total
At beginning of year at Mar. 31, 2008	¥ 937,950	¥ 2,841,079	¥ 4,663,296	¥ (26,428)	¥ (1,005,136)	¥ 7,410,761	¥ 1,863,998	¥ 9,274,759
Comprehensive income (loss):
Net income (loss)			538,679			538,679	194,485	733,164
Other comprehensive income (loss):
Unrealized gain (loss) on securities				(21,558)		(21,558)	(3,338)	(24,896)
Unrealized gain (loss) on derivative instruments				5,094		5,094	(132)	4,962
Foreign currency translation adjustments				(46,038)		(46,038)	(14,255)	(60,293)
Pension liability adjustments				(252,987)		(252,987)	(13,143)	(266,130)
Total other comprehensive income (loss)						(315,489)	(30,868)	(346,357)
Total comprehensive income (loss)						223,190	163,617	386,807
Cash dividends			(135,338)			(135,338)	(84,931)	(220,269)
Changes in NTT's ownership interest in subsidiaries							(95,164)	(95,164)
Acquisition of treasury stocks					(201,440)	(201,440)		(201,440)
Resale of treasury stocks		(42)			979	937		937
At end of year at Mar. 31, 2009	937,950	2,841,037	5,066,637	(341,917)	(1,205,597)	7,298,110	1,847,520	9,145,630
Comprehensive income (loss):
Net income (loss)			492,266			492,266	189,598	681,864
Other comprehensive income (loss):
Unrealized gain (loss) on securities				15,658		15,658	4,911	20,569
Unrealized gain (loss) on derivative instruments				(927)		(927)	(37)	(964)
Foreign currency translation adjustments				7,787		7,787	1,857	9,644
Pension liability adjustments				129,793		129,793	5,176	134,969
Total other comprehensive income (loss)						152,311	11,907	164,218
Total comprehensive income (loss)						644,577	201,505	846,082
Cash dividends			(152,177)			(152,177)	(81,864)	(234,041)
Changes in NTT's ownership interest in subsidiaries		(2,061)				(2,061)	15,565	13,504
Acquisition of treasury stocks					(491)	(491)		(491)
Resale of treasury stocks		(49)			244	195		195
At end of year at Mar. 31, 2010	937,950	2,838,927	5,406,726	(189,606)	(1,205,844)	7,788,153	1,982,726	9,770,879
Comprehensive income (loss):
Net income (loss)			509,629			509,629	192,246	701,875
Other comprehensive income (loss):
Unrealized gain (loss) on securities				(4,155)		(4,155)	(2,136)	(6,291)
Unrealized gain (loss) on derivative instruments				(1,643)		(1,643)	110	(1,533)
Foreign currency translation adjustments				(32,770)		(32,770)	(11,346)	(44,116)
Pension liability adjustments				(75,534)		(75,534)	(4,969)	(80,503)
Total other comprehensive income (loss)						(114,102)	(18,341)	(132,443)
Total comprehensive income (loss)						395,527	173,905	569,432
Cash dividends			(158,783)			(158,783)	(86,063)	(244,846)
Changes in NTT's ownership interest in subsidiaries		(3,929)				(3,929)	(10,370)	(14,299)
Acquisition of treasury stocks					(417)	(417)		(417)
Resale of treasury stocks		(53)			236	183		183
Cancellation of treasury stock		(916)	(601,976)		602,892			602,892
At end of year at Mar. 31, 2011	¥ 937,950	¥ 2,834,029	¥ 5,155,596	¥ (303,708)	¥ (603,133)	¥ 8,020,734	¥ 2,060,198	¥ 10,080,932

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ 701,875	¥ 681,864	¥ 733,164
Adjustments to reconcile net income (loss) to net cash provided by operating activities-
Depreciation and amortization (Note 8)	1,962,534	2,012,064	2,139,175
Impairment losses	1,094	4,582	4,340
Deferred taxes (Note 11)	26,779	(47,471)	(102,217)
Goodwill and other intangible assets impairments (Note 8)	2,773	3,916	9,204
Loss on disposal of property, plant and equipment	104,730	111,024	120,893
Gains on sales of property, plant and equipment	(4,716)	(14,940)	(78,171)
Equity in (earnings) losses of affiliated companies (Note 6)	(1,670)	(8,794)	1,916
(Increase) decrease in notes and accounts receivable, trade	24,299	(16,641)	(69,928)
(Increase) decrease in inventories (Note 5)	(11,745)	27,818	30,330
(Increase) decrease in other current assets	(53,605)	(11,026)	(53,711)
Increase (decrease) in accounts payable, trade and accrued payroll	(28,533)	(49,722)	(204,483)
Increase (decrease) in accrued consumption tax	512	4,898	(7,735)
Increase (decrease) in accrued interest	841	(1,176)	701
Increase (decrease) in advances received	26,392	37,613	16,764
Increase (decrease) in accrued taxes on income	(56,536)	(31,409)	55,247
Increase (decrease) in other current liabilities	(12,355)	(21,318)	(30,722)
Increase (decrease) in liability for employees' retirement benefits	(32,312)	28,274	(27,049)
Increase (decrease) in other long-term liabilities	68,856	117,864	63,490
Other	111,659	(9,584)	(87,108)
Net cash provided by (used in) operating activities	2,830,872	2,817,836	2,514,100
Cash flows from investing activities:
Payments for property, plant and equipment	(1,410,827)	(1,370,923)	(1,411,979)
Payments for acquisitions of intangible assets	(484,159)	(545,397)	(559,156)
Proceeds from sale of property, plant and equipment	13,445	41,288	102,170
Payments for purchase of non-current investments	(425,797)	(89,656)	(393,454)
Proceeds from sale and redemption of non-current investments	23,921	20,611	50,693
Payments for purchase of short-term investments	(768,594)	(443,195)	(37,549)
Proceeds from redemption of short-term investments	988,780	86,306	37,467
Other	11,019	(7,942)	(57,850)
Net cash provided by (used in) investing activities	(2,052,212)	(2,308,908)	(2,269,658)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	801,185	450,378	907,601
Payments for settlement of long-term debt (Note 9)	(782,512)	(538,026)	(659,634)
Proceeds from issuance of short-term debt (Note 9)	2,554,569	3,466,397	4,067,859
Payments for settlement of short-term debt (Note 9)	(2,524,709)	(3,544,696)	(4,248,234)
Dividends paid	(158,783)	(152,177)	(135,338)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 13)	(234)	(296)	(200,503)
Acquisition of treasury stocks by subsidiary (Note 18)	(30,092)	(20,174)	(136,846)
Other	(109,002)	(312,703)	51,756
Net cash provided by (used in) financing activities	(249,578)	(651,297)	(353,339)
Effect of exchange rate changes on cash and cash equivalents	(4,986)	654	(7,892)
Net increase (decrease) in cash and cash equivalents	524,096	(141,715)	(116,789)
Cash and cash equivalents at beginning of year	911,062	1,052,777	1,169,566
Cash and cash equivalents at end of year (Note 4)	1,435,158	911,062	1,052,777
Cash paid during the year for:
Interest	54,483	56,322	58,215
Income taxes, net	519,205	511,261	403,850
Noncash investing and financing activities:
Capital lease obligations incurred during the year	21,969	26,387	31,019
Acquisition of stocks through share exchanges (Note 7)		15,023
Acquisitions of exchangeable bonds through share exchange (Note 7)		20,821
Acquisitions of stocks through conversion of exchangeable bonds (Note 7)		26,326
Cancellation of treasury stock (Note 13)	¥ 602,892

Nature of Operations	12 Months Ended
Mar. 31, 2011
Nature of Operations
Nature of Operations

1.    Nature of operations:

Nippon Telegraph and Telephone Corporation ("NTT") and its subsidiaries ("NTT Group") conduct the following main business activities: regional communications (domestic intra-prefectural communication services and incidental services), principally operated by Nippon Telegraph and Telephone East Corporation ("NTT East") and Nippon Telegraph and Telephone West Corporation ("NTT West"); long-distance and international communications (domestic inter-prefectural communication services, international communication services and incidental services), principally operated by NTT Communications Corporation ("NTT Communications"); mobile communications (mobile phone services and incidental services), principally operated by NTT DOCOMO, Inc. ("NTT DOCOMO"); and data communications (system integration, network system services, etc.), principally operated by NTT DATA CORPORATION ("NTT DATA"). NTT's mobile communications business plans to terminate mova services on March 31, 2012.

Pursuant to the Nippon Telegraph and Telephone Corporation Law ("NTT Law") as approved by the Japanese Diet, NTT was incorporated on April 1, 1985, upon which all the assets and liabilities of Nippon Telegraph and Telephone Public Corporation ("Public Corporation") were transferred to NTT. As provided for in the supplementary provisions of the NTT Law, all the new shares held by Public Corporation were transferred to the Japanese Government upon the dissolution of Public Corporation on April 1, 1985. The NTT Law specifies, however, that such government ownership may eventually be reduced to one-third. Since incorporation, the Japanese Government has sold NTT's common stock to the public. The Japanese Government's ownership ratio of NTT's issued stock is 36.6% as of March 31, 2011. As a normal part of its business operations, NTT provides various telecommunications and other services to the Japanese Government.

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.    Summary of significant accounting policies:

NTT and its consolidated subsidiaries in Japan maintain their records and prepare their financial statements in accordance with the Japanese Corporation Law by applying accounting principles generally accepted in Japan, and its foreign subsidiaries in conformity with those countries of their domicile. NTT, as a regulated company, also follows the NTT Law and other related accounting regulations for preparing such financial statements.

The accompanying consolidated financial statements contain the necessary adjustments, reclassifications and disclosures to conform with accounting principles generally accepted in the United States of America.

Significant accounting policies are as follows:

(1)	Application of New Accounting Standards

Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities ("VIE")

Effective April 1, 2010, NTT Group adopted ASU 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities ("VIE")" issued by FASB in December 2009. This ASU prescribes the change of the approach to determining a VIE's primary beneficiary (the reporting entity that must consolidate the VIE) and requires companies to reassess more frequently whether they must consolidate VIEs. As a result of the adoption of this ASU, three VIE's are now being consolidated by NTT, however, the adoption of this ASU did not have a material impact on the results of operations and financial position of NTT Group.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

Effective October 1, 2010, NTT Group adopted ASU 2010-20 "Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" issued by FASB in July 2010. This ASU requires enhanced disclosures regarding the nature of credit risks inherent in entities' financing receivables, how credit risk is analyzed and assessed, and the reasons for the change in the allowance for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. Details of disclosures are described in Note 21.

(2)	Principal Accounting Policies

Basis of consolidation and accounting for investments in affiliated companies—

The consolidated financial statements include the accounts of NTT, its subsidiaries, and variable interest entities ("VIEs"). All significant intercompany transactions and accounts are eliminated in consolidation.

The fiscal years of certain foreign subsidiaries end on December 31 and any significant subsequent transactions for the period from January 1 to March 31 are reflected in the results of operations of NTT Group.

Investments in affiliated companies where NTT Group has the ability to exercise significant influence over the affiliated companies, but does not have a controlling financial interest, are accounted for under the equity method. NTT evaluates its investments in affiliates for impairment due to declines in value considered to be other than temporary. In performing its evaluations, NTT utilizes various information, as available, including cash flow projections, independent valuations and, if applicable, stock price analysis. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss and a new cost basis in the investment is established.

Use of estimates—

The preparation of NTT's consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include revenue recognition, estimated useful lives and recover of the carrying value of property, plant and equipment, software and certain other intangibles, goodwill, investments, employees' retirement benefit obligations and income tax uncertainties and realizability of deferred tax assets.

As 2G mova mobile phone service subscribers have been steadily migrating to 3G service, FOMA, in mobile communications business, NTT Group has decided to terminate mova services on March 31, 2012 and to concentrate its management resources on FOMA services. As a result, effective October 1, 2008, NTT Group decreased the estimated useful lives of its long-term assets related to the mova services. The change resulted in a decrease of ¥60,072 million in operating income, ¥23,539 million in net income attributable to NTT, and ¥17.50 in net income attributable to NTT per share for the fiscal year ended March 31, 2009. The impact on the results of operations and financial position for the years ended March 31, 2010 and 2011 was not material.

Revenue recognition—

Revenues arising from fixed voice related services, mobile voice related services, IP/packet communications services and other services are recognized at the time these services are provided to customers. With regard to revenues from mobile voice related services and IP/packet communications services, monthly billing plans for cellular (FOMA (3G wireless services) and mova (2G wireless services)) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. NTT Group introduced a billing arrangement, called "Nikagetsu Kurikoshi" (two-month carry over), in which the unused allowances are automatically carried over up to the following two months. In addition, NTT Group then introduced an arrangement which enables the unused allowances that were carried over for two months to be automatically used to cover the airtime and/or packet fees exceeding the allowances of the other subscriptions in the "Family Discount" group, a discount billing arrangement for families with between two and ten subscriptions. Out of the unused allowance in a month, NTT Group defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, NTT Group recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are deferred only to the extent of the non-recurring upfront fee amount and are amortized over the same period.

Revenues for expected future usage of telephone cards issued by NTT Group are deferred and are recognized as revenue as of the time they are actually used. The amount of the expected future usage is estimated based on past records of use and experience.

Sales of telecommunication equipment are recognized as income upon delivery of the equipment to purchasers, primarily agent reseller, when title to the product, and the risk and rewards of ownership have been substantially transferred. Certain commissions paid to purchasers, primarily agent resellers, are recognized as a reduction of sales of telecommunication equipment.

With regard to sales of telecommunication equipment in the mobile communications business, NTT Group enables subscribers to select installment payments over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among NTT Group, subscribers and agent resellers, NTT Group provides financing by providing funds for the purchase of the handset by the subscribers. NTT Group then includes current installment for the receivable for purchased handset with basic monthly charges and airtime charges for the installment payment term. Because equipment sales are recognized upon delivery of handsets to agent resellers, the advance payment for the purchased handset to agent resellers and subsequent cash collection of the installment receivable for the purchased handset from subscribers do not have an impact on our equipment sales.

Revenues from system integration services are recognized as works on contracts progress. However, revenues are recognized upon completion of the contracted services, in cases where the contract period is short and the difference in the impact on the financial position and/or results of operations is immaterial, or in cases where it is difficult to make a reasonable estimate on the progress of the contracted work.

Provision for estimated losses on system integration projects, if any, is made in the fiscal period in which the loss becomes evident.

Cash and cash equivalents, short-term investments—

Excess cash is invested in time deposits, marketable bonds of the Japanese Government or commercial paper. Those with original maturities of three months or less are classified as "Cash and cash equivalents" in the consolidated balance sheets. Those with original maturities of longer than three months and remaining maturities of 12 months or less at the end of the fiscal year are classified as "Short-term investments" in the consolidated balance sheets.

Foreign currency translation and transactions—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end exchange rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of transactions. The resulting translation adjustments are recognized as a component of accumulated other comprehensive income (loss).

Foreign currency receivables and payables are re-measured at appropriate year-end exchange rates and the resulting foreign currency transaction gains or losses are recorded as "Other, net" in the consolidated statements of income.

NTT Group transacts limited business in foreign currencies. The effect of exchange rate fluctuations from the initial transaction date to the settlement date is recorded as "Other, net" in the consolidated statements of income.

Marketable securities and other investments—

Unrealized gains and losses on available-for-sale securities, whose fair values are readily determinable, are reported as a component of accumulated other comprehensive income (loss), net of taxes. Equity securities whose fair values are not readily determinable and equity securities for which sales are restricted by contractual requirements are carried at cost. NTT Group periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates there is an impairment that is other than temporary, the security is written down to its estimated fair value. Debt securities designated as held-to-maturity are carried at amortized cost and are reduced to net realizable value for declines in market value unless such declines are deemed to be temporary. Realized gains and losses, which are determined on the average cost method, are reflected in income.

Inventories—

Inventories consist of telecommunications equipment to be sold, projects in progress, materials and supplies, which are stated at the lower of cost or market. The cost of telecommunications equipment to be sold and materials is determined on a first-in first-out basis. The cost of projects in progress is mainly attributable to that of software production for customers or that of construction of real estate held for resale, including labor and subcontractors' cost based. The cost of supplies is determined by the average cost method or by the specific identification method. Due to the rapid technological changes associated with the wireless communications business, NTT DOCOMO recognized losses on write-downs and disposals of obsolete handsets during the fiscal years ended March 31, 2009, 2010 and 2011 resulting in losses totaling ¥14,180 million, ¥18,539 million and ¥9,821 million, respectively, which are included in "Cost of equipment sold" in the consolidated statements of income.

Property, plant and equipment and depreciation—

Property, plant and equipment are stated at cost. Depreciation is computed principally using a declining-balance method at rates based on estimated useful lives of the assets with the exception of buildings for which the straight-line method is generally used. With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Depreciation expense is computed based on the total depreciable amount, which is cost, net of estimated residual value. Maintenance and repairs, including minor renewals and betterments, are charged to income as incurred.

Capitalized interest—

Interest is capitalized where it relates to the construction of property, plant and equipment over the period of construction. NTT Group also capitalizes interest associated with the development of internal-use software. NTT Group amortizes such capitalized interest over the estimated useful lives of the related assets. Total interest costs incurred were ¥63,893 million, ¥60,186 million and ¥58,826 million, of which ¥5,006 million, ¥5,036 million and ¥3,559 million were capitalized for the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

Impairment of long-lived assets—

Long-lived assets to be held and used, including property, plant and equipment, software and certain other intangible assets with finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying amount of the asset, the loss recognized is the amount by which the carrying value of the asset exceeds its fair value as measured through various valuation techniques, including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary. Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell. NTT Group considered the earthquake, which occurred on March 11, 2011, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on property, plant and equipment in relation thereto.

Goodwill, Software and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and recognized. Goodwill is not amortized, but tested for impairment at least annually and more frequently when indicators of impairment are present. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for that reporting unit and NTT Group must perform the second step of the impairment test (measurement). Fair values of the reporting units are determined using quoted market prices for reporting units that are listed and traded, and discounted cash flow analysis for those that are not. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed. NTT Group considered the earthquake, which occurred on March 11, 2011, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on goodwill in relation thereto.

Intangible assets other than goodwill primarily consist of computer software. NTT Group capitalizes the cost of internal-use software, which has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized computer software costs are amortized on a straight-line basis over a period of generally five years.

The intangible assets with indefinite lives are not amortized, but tested for impairment on an annual basis and when indicators of impairment are present.

Income taxes—

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and the tax bases of assets or liabilities and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates, which are expected to be applicable during the periods in which existing temporary differences reverse and loss carryforwards are utilizable. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is recognized to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The effect of income tax positions are recognized only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the changes in judgment occurs.

Derivative financial instruments—

NTT Group uses several types of derivative financial instruments to manage foreign currency exchange rate and interest rate risks. NTT Group does not use derivative instruments for trading or speculative purposes.

All derivatives are recognized as either assets or liabilities in the balance sheet at fair value and are reported in "Prepaid expenses and other current assets," "Other assets," "Current liabilities—Other" and "Long-term liabilities—Other" in the consolidated balance sheets. Classification of each derivative as current or non-current is based upon whether the maturity of each instrument is less than or greater than 12 months. Changes in fair value of derivative financial instruments are either recognized in income or shareholders' equity (as a component of accumulated other comprehensive income (loss)), depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.

The fair values of forward exchange contracts, interest rate swap agreements, and currency swap agreements are measured by inputs derived principally from observable market data provided by financial institutions.

For derivatives classified as fair value hedges, changes in the fair value of derivatives designated and effective as fair value hedges for recognized assets or liabilities or unrecognized firm commitments are recognized in earnings as offsets to changes in the fair value of the related hedged assets or liabilities.

For derivatives classified as cash flow hedges, changes in the fair value of derivatives designated and effective as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income (loss) and reclassified into earnings when the hedged transaction affects earnings.

From time to time, however, NTT Group may enter into derivatives that economically hedge certain of its risks, even though hedge accounting does not apply. In these cases, changes in the fair values of these derivatives are recognized in current period earnings.

NTT Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value or cash flow hedges to (1) specific assets or liabilities on the balance sheet or (2) specific firm commitments or forecasted transactions. NTT Group also assesses (both at the hedge's inception and on an ongoing basis at least quarterly) whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not highly effective as a hedge, NTT Group discontinues hedge accounting. The amounts representing hedges' ineffectiveness and the component of derivative instruments' gain or loss excluded from the assessment of hedge effectiveness are reported as "Other, net" in the consolidated statements of income.

Cash flows from financial instruments accounted for as hedges are classified in the consolidated statements of cash flows under the same category as the items being hedged.

Earnings per share—

Basic earnings per share ("EPS") is computed based on the average number of shares outstanding during the year and is appropriately adjusted for any free distribution of common stock. Diluted EPS assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock. Since NTT did not issue dilutive securities, there is no difference between basic EPS and diluted EPS.

Comprehensive income—

NTT Group's comprehensive income comprises net income plus other comprehensive income (loss) representing changing in foreign currency translation adjustments, unrealized gains/losses on securities, pension liability adjustments and unrealized gains/losses on derivative instruments, including those attributed to the noncontrolling interests. NTT Group has elected to disclose comprehensive income in the consolidated statements of changes in equity and comprehensive income and in Note 13.

Variable Interest Entities (VIEs)—

NTT consolidates VIEs if NTT has both the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

VIEs with assets totaling approximately ¥239 billion and ¥251 billion as of March 31, 2010 and 2011, respectively, which were established to develop real estate for rental, and VIEs with assets totaling approximately ¥34 billion and ¥30 billion as of March 31, 2010 and 2011, respectively, which were established to lease software, for the purpose of securitization of mainly real estate and software, have been recognized and consolidated as VIEs in which NTT Group is the primary beneficiary.

Assets and liabilities of VIEs established to develop real estate for rental and to lease software at March 31, 2010 and 2011 are included in the consolidated balance sheets as follows:

	2010
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥20,022	¥8,595
Property, plant and equipment	213,477	7,809
Investments and other assets	5,732	17,323
Current liabilities	11,037	6,961
Long-term liabilities	¥144,553	¥6,304

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,515 million, "Current portion of long-term debt" totaling ¥9,384 million and "Long-term debt" totaling ¥100,065 million, respectively.
(*2)	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥275,383 million.

	2011
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥16,389	¥2,148
Property, plant and equipment	229,494	10,792
Investments and other assets	5,329	17,030
Current liabilities	27,076	5,748
Long-term liabilities	¥128,499	¥994

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,531 million, "Current portion of long-term debt" totaling ¥25,143 million and "Long-term debt" totaling ¥84,838 million, respectively.
(*2)	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥285,632 million.

There is no VIE in which NTT Group holds significant variable interest but is not the primary beneficiary as of March 31, 2011.

Asset Retirement Obligations—

NTT Group's legal obligations associated with the retirement of tangible long-lived assets are recorded as liabilities, measured at fair value, when those obligations are incurred if a reasonable estimate of fair value can be made. Upon initially recognizing liabilities for asset retirement obligations, an entity must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived assets.

NTT Group's asset retirement obligations primarily relate to obligations to restore leased land and buildings for NTT Group's telecommunications equipment to their original condition. NTT estimates the fair value of these liabilities has concluded that the amount is immaterial.

Employees' retirement benefits—

NTT recognizes the funded status of its benefit plan, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income (loss) during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently.
Prior service cost and net actuarial loss in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets, both of which are included in "Accumulated other comprehensive income (loss)," are amortized over the expected average remaining service period of employees on a straight-line basis.

Reclassifications—

Certain items for prior years' financial statements have been reclassified to conform to the presentation for the fiscal year ended March 31, 2011.

Related Party Transactions	12 Months Ended
Mar. 31, 2011
Related Party Transactions
Related Party Transactions

3.    Related party transactions:

Related party transactions mainly consist of transactions with affiliated companies. NTT Group has entered into a number of different types of transactions with affiliated companies, the significant of which are the sales of telecommunications equipment, the purchases of terminal equipment and materials and the receipt of certain services.

Transactions with affiliated companies for each of the three years in the period ended March 31, 2011 and the related balances at March 31, 2010 and 2011 were as follows:

	2009	2010	2011
	Millions of yen
Operating revenues	¥14,929	¥18,767	¥23,145

Operating expenses	¥98,661	¥96,048	¥105,682

Receivables		¥11,668	¥11,839

Payables		¥66,844	¥73,042

Dividends from affiliated companies accounted for by the equity method for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥18,446 million, ¥18,284 million and ¥18,527 million, respectively.

Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents
Cash and Cash Equivalents

4.    Cash and cash equivalents:

Cash and cash equivalents at March 31, 2010 and 2011 comprised the following:

	2010	2011
	Millions of yen
Cash	¥701,481	¥875,463
Commercial paper	20,000	199,977
Time deposits, certificates of deposit and other	189,581	359,718

Total	¥911,062	¥1,435,158

Commercial paper and other deposits are stated at amounts, which approximate fair value.

Cash is mainly deposited into several domestic financial institutions and there is no significant concentration of cash deposits in any particular financial institution.

Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories

5.    Inventories:

Inventories at March 31, 2010 and 2011 comprised the following:

	2010	2011
	Millions of yen
Telecommunications equipment to be sold and materials	¥151,075	¥157,318
Projects in progress	86,325	94,334
Supplies	41,469	63,331

Total	¥278,869	¥314,983

Investments in Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in Affiliated Companies
Investments in Affiliated Companies

6.    Investments in affiliated companies:

Philippine Long Distance Telephone Company—

From March 2007 to February 2008, NTT DOCOMO additionally acquired approximately 7% of outstanding common shares of Philippine Long Distance Telephone Company ("PLDT"), a telecommunication operator in the Philippines, for ¥98,943 million in the market. Together with the approximately 13% of PLDT outstanding common shares held before the additional acquisition by NTT DOCOMO, NTT Group held approximately 21% of the total outstanding common shares of PLDT as of March 31, 2008 and obtained the ability to exercise significant influence over PLDT. Accordingly, NTT Group accounted for its investment in PLDT by applying the equity method during the fiscal year ended March 31, 2008.

NTT determined the fair value of tangible, intangible and other assets and liabilities of PLDT with the assistance of an independent third party appraiser in order to recognize and account for NTT Group's share of identifiable intangible assets and embedded goodwill of its investment in equity in PLDT. During the fiscal year ended March 31, 2009, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in PLDT were charged to equity in earnings (losses) of affiliated companies. As a result, "Equity in earnings (losses) of affiliated companies" in consolidated statement of income for the fiscal year ended March 31, 2009 decreased by ¥3,991 million and "Investments in affiliated companies" in consolidated balance sheet as of March 31, 2009 decreased by ¥6,754 million.

NTT Group's carrying amount of its investment in PLDT was ¥117,233 million and ¥104,748 million as of March 31, 2010 and 2011, respectively. The aggregate market price of the PLDT shares owned by NTT Group was ¥198,332 million and ¥176,729 million as of March 31, 2010 and 2011, respectively.

Tata Teleservices Limited—

On November 12, 2008, NTT DOCOMO entered into a capital alliance with Tata Teleservices Limited ("TTSL") and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, NTT Group acquired approximately 26% of outstanding common shares of TTSL for ¥252,321 million pursuant to the capital alliance, and accounted for the investment by applying the equity method. NTT Group determined fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for NTT Group's share of identifiable intangible assets and embedded goodwill of its investment in equity in TTSL. During the fiscal year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in earnings (losses) of affiliated companies. As a result, "Equity in earnings (losses) of affiliated companies" in the consolidated statement of income for the fiscal year ended March 31, 2010 decreased by ¥2,788 million and "Investments in affiliated companies" in consolidated balance sheets as of March 31, 2010 decreased by ¥4,710 million.

NTT DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL is expected to use the capital increase to strengthen the quality of the 3G network in India's market. As a result of its participation in the rights offering, NTT Group's interest in TTSL slightly increased to approximately 27%.

Impairment—

NTT Group reviews the business outlook of its affiliates in order to determine if any decline in investment values was other than temporary on a regular basis. As a result of such evaluations, NTT Group recorded an impairment charge for its investment in affiliates totaling ¥8,982 million for the fiscal year ended March 31, 2009. The impairment charges are included with equity in earnings (losses) of affiliated companies in the consolidated statement of income.

NTT's shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥59,778 million, ¥61,736 million and ¥61,016 million as of March 31, 2009, 2010 and 2011, respectively.

NTT's total investment in its affiliated publicly-held companies was ¥112,859 million as of March 31, 2011 and based on quoted market prices at that date, the related market value was ¥192,237 million.

The total carrying values of NTT's investments in affiliates in the consolidated balance sheets at March 31, 2010 and 2011 were greater by ¥393,202 million and by ¥362,135 million than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees, respectively.

Marketable Securities and Other Investments	12 Months Ended
Mar. 31, 2011
Marketable Securities and Other Investments
Marketable Securities and Other Investments

7.    Marketable securities and other investments:

Marketable securities and other investments include available-for-sale securities composed of equity securities and debt securities and held-to-maturity debt securities. The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2010 and 2011 are as follows:

	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥152,503	¥51,507	¥6,741	¥197,269
Debt securities	18,288	218	473	18,033
Held-to-maturity:
Commercial paper*	39,990	—	—	39,990
Other debt securities	11,610	195	2	11,803

Total	¥222,391	¥51,920	¥7,216	¥267,095

*	Commercial paper are "Cash and cash equivalents" totaling ¥20,000 million and "Short-term investments" totaling ¥19,990 million.

	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥136,722	¥43,094	¥3,303	¥176,513
Debt securities	32,318	320	1,022	31,616
Held-to-maturity:
Commercial paper*	259,972	—	—	259,972
Other debt securities	7,804	25	2	7,827

Total	¥436,816	¥43,439	¥4,327	¥475,928

*	Commercial paper are "Cash and cash equivalents" totaling ¥199,977 million and "Short-term investments" totaling ¥59,995 million.

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities and securities accounted for under the cost method which are evaluated for impairment, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011 are as follows:

	March 31, 2010
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥19,234	¥2,598	¥32,983	¥4,143
Debt securities	1,839	21	6,174	452
Held-to-maturity:
Debt securities	98	2	—	—
Cost method investments:	2,356	895	9,171	3,763

	March 31, 2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,191	¥1,340	¥11,663	¥1,963
Debt securities	9,234	532	6,544	490
Held-to-maturity:
Debt securities	1,104	2	—	—
Cost method investments:	2,875	238	11,374	3,462

In the ordinary course of business, NTT maintains long-term investment equity securities accounted for under the cost method, which are included in "Marketable securities and other investments." The total carrying amounts of those securities were ¥76,908 million and ¥68,325 million at March 31, 2010 and 2011, respectively. NTT did not evaluate fair values of investment securities with an aggregate carrying amount of ¥44,268 million and ¥37,220 million of these securities for impairment at March 31, 2010 and 2011, respectively, because there are no events or changes in circumstances that have material effects on the fair value or it is not practicable to measure these effects.

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2011 are as follows:

	March 31, 2009	March 31, 2010	March 31, 2011
	Millions of yen
Proceeds	¥3,210	¥77,153	¥15,749
Gross realized gain	1,149	6,623	3,248
Gross realized loss	286	5,027	401

The amounts of net income (loss) reclassified out of accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥(6,531) million, ¥(2,005) million and ¥(4,511) million, respectively.

Maturities of debt securities classified as held-to-maturity at March 31, 2010 and 2011 are as follows.

	2010		2011
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥40,990	¥40,993	¥265,682	¥265,691
Due after 1 year through 5 years	9,924	10,102	1,131	1,129
Due after 5 years through 10 years	550	564	963	979
Due after 10 years	136	134	—	—

Total	¥51,600	¥51,793	¥267,776	¥267,799

NTT DOCOMO held approximately 11% of the outstanding common shares of KT Freetel Co., Ltd. ("KTF") as of March 31, 2009 with the initial acquisition cost of ¥65,602 million. On January 20, 2009, NTT DOCOMO agreed with KT Corporation ("KT") that NTT DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF. Therefore, NTT determined that the decline in value of KTF shares was other than temporary and recognized ¥26,313 million of impairment loss on the investment in KTF shares based on its fair value as of March 31, 2009. The loss is recorded in other income (expense) under the line item "Other, net" in the consolidated statement of income and comprehensive income for the year ended March 31, 2009.

The exchange of KTF shares for KT exchangeable bonds and for KT common shares was carried out on May 27, 2009 and June 1, 2009, respectively. KT exchangeable bonds were acquired for ¥20,821 million and NTT recognized ¥2,753 million of realized loss. KT common shares were acquired for ¥15,023 million and NTT recognized ¥692 million of realized loss. The exchange of KT exchangeable bonds for KT ADRs was carried out on December 14, 2009. KT ADRs were acquired for ¥26,326 million and NTT recognized ¥5,477 million of realized gain. These amounts are included in the table of proceeds and gross realized gains (losses) from the sale of available-for-sale securities for the year ended March 31, 2010 which is presented above.

Goodwill, Software and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill, Software and Other Intangible Assets
Goodwill, Software and Other Intangible Assets

8.    Goodwill, Software and other intangible assets:

Goodwill—

The amount of goodwill acquired during the fiscal year ended March 31, 2011 in the long distance and international communications business segment is mainly related to the acquisition of Dimension Data Holdings plc ("Dimension Data"). Details of this acquisition are described in Note 23.

The amount of goodwill included in the mobile communications business segment is mainly related to NTT DOCOMO's share repurchase program. The repurchases of shares by NTT DOCOMO resulting in increases in NTT's ownership interest in NTT DOCOMO were accounted for as acquisitions of minority interests using the purchase method, but have been accounted for as equity transactions with noncontrolling interests since April 2009. Further explanation is given in Note 18.

The amount of goodwill acquired during the fiscal year ended March 31, 2011 in the data communications business segment is mainly related to the acquisition of Keane International, Inc. ("Keane"). Details of this acquisition are described in Note 23.

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2010 and 2011 are as follows:

	2010
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2009	¥34,193	¥375,346	¥41,507	¥2,571	¥453,617
Goodwill acquired during year	4,219	43,801	2,713	—	50,733
Impairment losses	—	—	(3,750)	—	(3,750)
Foreign currency translation adjustments	969	250	752	—	1,971
Other	—	—	(2,741)	—	(2,741)

Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830

	2011
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830
Goodwill acquired during year	157,399	10,852	94,551	—	262,802
Impairment losses	—	—	(1,912)	—	(1,912)
Foreign currency translation adjustments	(4,910)	(3,120)	(4,569)	—	(12,599)
Other	—	(595)	—	—	(595)

Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526

Software and Other intangible assets—

The following table displays the major components of software and other intangible assets as of March 31, 2010 and 2011.

	2010	2011
	Millions of yen
Amortizable intangible assets:
Computer software	¥4,977,974	¥5,306,474
Rights to use utility facilities	335,275	334,520
Other	114,593	264,260
Accumulated amortization	(3,980,624)	(4,317,440)

Total amortizable intangible assets	1,447,218	1,587,814

Non-amortizable intangible assets:
Trademarks and trade names	6,723	29,671

Total non-amortizable intangible assets	6,723	29,671

Total	¥1,453,941	¥1,617,485

The aggregate amortization expense for amortizable intangible assets for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥445,389, million, ¥443,567 million and ¥462,649 million, respectively.

Computer software is recorded at cost and is amortized on a straight-line basis over its estimated useful life, which is generally five years. Rights to use utility facilities are acquired for lump-sum cash payments and mainly consist of cable tunnel and public use joint tunnels. Such rights are recorded at cost and are amortized on a straight-line basis over their estimated useful lives of eighteen years. Other intangibles are also recorded at cost and amortized on a straight-line basis over their estimated useful lives averaging twelve years.

Non-amortizable intangible assets are the intangible assets with indefinite lives acquired through business combinations, "trademark", totaling ¥6,723 million and ¥29,671 million as of March 31, 2010 and 2011.

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2012	¥460,046
2013	356,458
2014	267,789
2015	190,419
2016	111,961

Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2011
Short-term Borrowings and Long-term Debt
Short-term Borrowings and Long-term Debt

9.    Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2010 and 2011 comprised the following:

	2010	2011
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.64% and 0.43% per annum at March 31, 2010 and 2011, respectively	¥93,470	¥134,898
Commercial paper bearing interest at weighted average rates of 0.12% and 0.17% per annum at March 31, 2010 and 2011, respectively	215,994	200,989

Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	1,133	5,680

	¥310,597	¥341,567

Long-term debt at March 31, 2010 and 2011 comprised the following:

	2010	2011
	Millions of yen
Debt denominated in Japanese yen:
0.36% – 2.06% coupon bonds due 2011 – 2020	¥2,318,151	¥2,128,633
0.54% – 1.13% floating rate bonds due 2011 – 2013	239,128	167,192
Secured indebtedness to financial institutions—
2.18% (weighted average) loans due 2011 – 2029	51,082	49,086
0.71% (weighted average) floating rate loans due 2011	30,698	24,226
Unsecured indebtedness to financial institutions—
1.37% (weighted average) loans due 2011 – 2031	1,290,482	1,527,729
0.56% (weighted average) floating rate loans due 2011 – 2020	70,647	75,975

	4,000,188	3,972,841

Debt denominated in foreign currencies:
1.88% – 2.25% Swiss franc bonds due 2012 – 2013	70,553	73,177
4.13% Euro notes due 2011	63,210	59,535
Unsecured indebtedness to financial institutions—
2.52% (weighted average) U.S. dollar loans due 2011 – 2019	6,216	15,945
0.62% (weighted average) U.S. dollar floating rate loans due 2011 – 2022	14,596	46,596
17.37% (weighted average) South African Rand loans due 2011 – 2017	—	16,829
Other loans due 2011 – 2028	3,693	8,146

	158,268	220,228

Total long-term debt principal	4,158,456	4,193,069
Less—Deferred bond discounts	(464)	(395)

	4,157,992	4,192,674
Less—Current maturities	(781,323)	(698,476)

Total long-term debt	¥3,376,669	¥3,494,198

Interest rates and due dates in the above table are stated at March 31, 2011.

All holders of the bonds and notes totaling ¥1,402,445 million issued by NTT, referred to in the above table, generally have preferential rights under the NTT Law to be paid prior to other unsecured indebtedness, subject to certain general preferential rights provided for in the Japanese Civil Code, such as preferential rights of employees to wages.

The bond and note agreements relating to NTT's long term debt at March 31, 2011 generally provide that the bonds and notes may be purchased by NTT in the market or directly from the holders. Additionally, certain of the bonds and notes are redeemable at the option of NTT, generally at the principal amount.

The balance of long-term debt as of March 31, 2011, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2012 to the fiscal year ending March 31, 2016 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2012	¥698,476
2013	647,886
2014	691,498
2015	405,849
2016	353,263
Thereafter	1,395,702

Total	¥4,192,674

As of March 31, 2011, NTT Group has unused committed lines of credit amounting to ¥148 billion.

Employees' Retirement Benefits	12 Months Ended
Mar. 31, 2011
Employees' Retirement Benefits
Employees' Retirement Benefits

10.    Employees' retirement benefits:

(1)	Severance Payments and Contract-type Corporate Pension Plans

Employees who terminate their services with NTT Group are generally entitled to lump-sum severance payments based on NTT's severance payment plans, determined by reference to the employee's basic rate of pay, length of service and other conditions.

NTT and certain subsidiaries introduced non-contributory funded contract-type corporate pension plans, which cover 28% of the severance benefits under the severance payment plans to employees who are more than 50 years old and retire after twenty or more years of service. The benefits are also payable in a lump sum at the option of the employee.

The following table presents the reconciliation of the changes in the plans' benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2010 and 2011. NTT uses a March 31 measurement date.

	2010	2011
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,212,663	¥2,166,730
Service cost	75,818	75,251
Interest cost	46,906	43,854
Plan amendment	(56)	(31)
Actuarial loss (gain)	8,693	6,243
Other	3,106	4,638
Benefit payments (Lump-sum severance payments and Pension)	(180,400)	(201,878)

Benefit obligation, end of year	2,166,730	2,094,807

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,036,591	1,136,409
Actual return on plan assets	151,193	(16,478)
Employer contributions	52,282	72,040
Other	2,366	3,076
Benefit payments (Pension)	(106,023)	(108,247)

Fair value of plan assets, end of year	1,136,409	1,086,800

At March 31:
Under funded status	¥(1,030,321)	¥(1,008,007)

The following table provides the amounts recognized in the consolidated balance sheets:

	2010	2011
	Millions of yen
At March 31:
Liability for employees' retirement benefits	¥(1,030,355)	¥(1,008,046)
Other assets	34	39
Accumulated other comprehensive loss (income)	251,293	310,145

Net amount recognized	¥(779,028)	¥(697,862)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2010	2011
	Millions of yen
At March 31:
Net actuarial loss	¥314,466	¥351,345
Transition obligation	1,281	1,112
Prior service cost(*)	(64,454)	(42,312)

Total	¥251,293	¥310,145

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

The accumulated benefit obligation was ¥2,147,506 million and ¥2,075,456 million at March 31, 2010 and 2011, respectively.

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
At March 31:
Projected benefit obligation	¥2,165,748	¥2,093,675
Fair value of plan assets	1,135,376	1,085,593

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,146,523	¥2,074,323
Fair value of plan assets	1,135,376	1,085,593

The charges to income for employees' retirement benefits for each of the three years in the period ended March 31, 2011 included the following components:

	2009	2010	2011
	Millions of yen
Service cost	¥75,275	¥75,818	¥75,251
Interest cost on projected benefit obligation	49,598	46,906	43,854
Expected return on plan assets	(31,398)	(25,171)	(24,819)
Amortization of net actuarial loss	2,958	26,779	11,936
Amortization of transition obligation	138	134	169
Amortization of prior service cost	(27,607)	(22,292)	(22,279)

Total	¥68,964	¥102,174	¥84,112

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(117,329)	¥47,540
Amortization of net actuarial loss	(26,779)	(11,936)
Amortization of transition obligation	(134)	(169)
Accrued past service liability	(56)	(31)
Amortization of prior service cost	22,292	22,279
Other	98	1,169

Total	¥(121,908)	¥58,852

The amounts of net actuarial loss, transition obligation and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2012 amount to ¥16,524 million, ¥169 million and ¥(15,738) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2009	2010	2011
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	2.5-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.3%	2.2%	2.1%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	1.9-3.2%
Expected long-term return on plan assets	2.5%	2.5%	2.3%

In determining the expected long-term rate of return on plan assets, NTT considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2010
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,784	¥7,784	—	—

Debt securities
Japanese government bonds/local government bonds	313,477	280,435	33,042	—
Domestic corporate bonds	107,128	—	107,128	—
Foreign government bonds	95,001	86,571	8,430	—
Foreign corporate bonds	5,653	373	4,361	919

Equity securities
Domestic	287,951	283,258	4,693	—
Foreign	142,599	142,599	—	—

Securities investment trust
Domestic/debt securities	13,300	—	13,300	—
Domestic/equity securities	21,923	—	21,923	—
Foreign/debt securities	6,455	—	6,455	—
Foreign/equity securities	15,172	—	15,172	—

Life insurance company general accounts	118,187	—	118,187	—

Others	1,779	—	(3)	1,782

Total	¥1,136,409	¥801,020	¥332,688	¥2,701

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥14,316	¥14,316	—	—

Debt securities
Japanese government bonds/local government bonds	308,776	286,240	22,536	—
Domestic corporate bonds	115,223	—	115,223	—
Foreign government bonds	140,943	132,706	8,237	—
Foreign corporate bonds	6,914	1,507	5,207	200

Equity securities
Domestic	229,396	228,994	402	—
Foreign	91,201	91,201	—	—

Securities investment trust
Domestic/debt securities	16,082	—	16,082	—
Domestic/equity securities	16,603	—	16,603	—
Foreign/debt securities	10,515	—	10,515	—
Foreign/equity securities	9,712	—	9,712	—

Life insurance company general accounts	125,186	—	125,186	—

Others	1,933	—	(36)	1,969

Total	¥1,086,800	¥754,964	¥329,667	¥2,169

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2. In case its fair value is measured by inputs derived from unobservable data, it is classified to Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Its fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified to Level 2.

Others

Others include fund of hedge funds and pension investment trust beneficiary rights. Its fair value is measured by inputs derived from unobservable data, which is classified to Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group's policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The target allocations in March 2011 are: domestic bonds, 41.5%; domestic stocks, 23.0%; foreign bonds, 15.0%; foreign stocks, 10.0%; and life insurance company general accounts, 10.5%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

Domestic stocks include NTT Group's and its affiliates' common stock with an aggregate fair value of ¥8,155 million (0.7% of total plan assets) and ¥7,109 million (0.7% of total plan assets) at March 31, 2010 and 2011, respectively.

NTT Group expects to contribute ¥71,881 million to the contract-type corporate pension plans in the fiscal year ending March 31, 2012.

The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2012	¥181,583
2013	188,896
2014	189,476
2015	180,978
2016	180,318
2017-2021	668,754

Total	¥1,590,005

(2)    Social Welfare Pension Scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)

Since incorporation in April 1985, both NTT Group and its employees had made contributions every year to the Nippon Telegraph and Telephone Mutual Aid Plan ("the NTT Mutual Aid Plan"), which was one of the Japanese government-regulated social welfare pension schemes, based on the Public Corporation Employee Mutual Aid Association Law, and was operated to pay pension benefits to the retired/existing employees of NTT, Public Corporation and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications). The NTT Mutual Aid Plan was considered as a multi-employer plan and, accordingly, contributions were recognized as an expense when they were required for the period.

As part of the Japanese social welfare pension scheme restructuring in 1997, the Japanese Welfare Pension Insurance Law was amended effective April 1, 1997 to integrate the NTT Mutual Aid Plan under the Public Corporation Employee Mutual Aid Association Law with the Welfare Pension Insurance Scheme under the Japanese Welfare Pension Insurance Law. This converted the NTT Mutual Aid Plan into a) the national Kosei-Nenkin ("the National Plan"), b) NTT Kosei-Nenkin-Kikin (the "NTT Plan") and c) the Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan). Based on the Law Concerning Defined-Benefit Corporate Pension Plans which came into force in June 2001, the NTT Plan completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations, as described below. In July 2007, the NTT Plan was converted to NTT Kigyou-Nenkin-Kikin or the NTT Corporate Defined Benefit Pension Plan ("NTT CDBP") that succeeded the pension benefit obligations after the transfer to the Japanese Government of the substitutional portion of the benefit obligations.

a)    The National Plan

The National Plan is a government-regulated social welfare pension plan under the Japanese Welfare Pension Insurance Law and since April 1997, both NTT Group and its employees have made contributions to such plan every year. It is considered as a multi-employer plan and contributions are recognized as expenses when contributions are required. The total amounts of contributions were ¥120,718 million, ¥121,464 million and ¥121,025 million for the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

b)    The NTT CDBP (former NTT Plan)

NTT established the NTT Plan in April 1997. Both NTT Group and its employees made contributions to such plan to supplement the pension benefits to which the employees were entitled under the National Plan. The NTT Plan was regulated under the Japanese Welfare Pension Insurance Law and covered a substitutional portion of the National Plan.

The NTT Plan is considered a defined benefit pension plan and is accounted for separately from the severance payments and the contract-type corporate pension plans as described in the preceding paragraph in (1) above.

In June 2003, under the Law Concerning Defined-Benefit Corporate Pension Plans, the NTT Plan applied to the Japanese Government for permission to be relieved of the obligations related to future employee services to disburse the NTT Plan benefits covering the substitutional portion and in September 2003, the approval was granted. In April 2007, the NTT Plan applied for permission to be relieved of the remaining obligations related to past services to disburse the benefits covering the substitutional portion, and in July 2007, the approval was granted. As a result, the NTT Plan was converted to the NTT CDBP, a defined-benefit corporate pension fund.

In February 2008, the NTT CDBP completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations and related plan assets, determined pursuant to the government formula, of the pension fund to the government agency.

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2010 and 2011. NTT uses a March 31 measurement date.

	2010	2011
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,294,309	¥1,338,782
Service cost	36,415	36,591
Interest cost	28,084	27,866
Actuarial loss (gain)	9,298	34,091
Other	(7,831)	(743)
Benefit payments	(21,493)	(23,238)

Benefit obligation, end of year	1,338,782	1,413,349

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	830,614	921,356
Actual return on plan assets	105,893	(23,447)
Employer contributions	7,903	7,652
Employee contributions	3,605	3,615
Other	(5,166)	(507)
Benefits payments	(21,493)	(23,238)

Fair value of plan assets, end of year	921,356	885,431

At March 31:
Under funded status	¥(417,426)	¥(527,918)

The following table provides the amounts recognized in the consolidated balance sheets:

	2010	2011
	Millions of yen
At March 31:
Liability for employees' retirement benefits	¥(417,426)	¥(527,918)
Accumulated other comprehensive loss	110,186	182,711

Net amount recognized	¥(307,240)	¥(345,207)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2010	2011
	Millions of yen
At March 31:
Net actuarial loss	¥123,579	¥191,578
Prior service cost(*)	(13,393)	(8,867)

Total	¥110,186	¥182,711

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

The accumulated benefit obligation was ¥1,145,687 million and ¥1,202,602 million at March 31, 2010 and 2011, respectively.

The charges to income for employees' retirement benefits for each of the three years in the period ended March 31, 2011 included the following components:

	2009	2010	2011
	Millions of yen
Service cost	¥37,043	¥36,415	¥36,591
Interest cost on projected benefit obligation	28,419	28,084	27,866
Expected return on plan assets	(23,994)	(20,539)	(22,858)
Amortization of net actuarial loss	8,122	18,869	12,488
Amortization of prior service cost	(4,531)	(4,597)	(4,526)
Employee contributions	(3,712)	(3,605)	(3,615)

Total	¥41,347	¥54,627	¥45,946

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(76,056)	¥80,396
Amortization of net actuarial loss	(18,869)	(12,488)
Amortization of prior service cost	4,597	4,526
Other	(2,576)	91

Total	¥(92,904)	¥72,525

The amounts of net actuarial loss and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2012 amount to ¥17,232 million and ¥(3,857) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2009	2010	2011
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	3.4%	3.4%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.3%	2.2%	2.1%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

In determining the expected long-term rate of return on plan assets, NTT Group considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 14.

	2010
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥1,355	¥1,355	—	—

Debt securities
Japanese government bonds/local government bonds	241,374	216,988	24,386	—
Domestic corporate bonds	242,272	—	242,272	—
Foreign government bonds	55,681	51,006	4,675	—
Foreign corporate bonds	2,871	263	1,471	1,137

Equity securities
Domestic	178,172	175,719	2,453	—
Foreign	84,748	84,748	—	—

Securities investment trust
Domestic/debt securities	21,661	—	21,661	—
Domestic/equity securities	14,811	—	14,811	—
Foreign/debt securities	8,643	—	8,643	—
Foreign/equity securities	9,420	—	9,420	—

Life insurance company general accounts	53,146	—	53,146	—

Others	7,202	—	(2)	7,204

Total	¥921,356	¥530,079	¥382,936	¥8,341

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥(3,545)	¥(3,545)	—	—

Debt securities
Japanese government bonds/local government bonds	149,044	132,538	16,506	—
Domestic corporate bonds	220,970	—	220,970	—
Foreign government bonds	71,123	67,418	3,705	—
Foreign corporate bonds	2,331	320	2,011	—

Equity securities
Domestic	211,577	211,010	567	—
Foreign	122,184	122,184	—	—

Securities investment trust
Domestic/debt securities	11,724	—	11,724	—
Domestic/equity securities	22,247	—	22,247	—
Foreign/debt securities	8,365	—	8,365	—
Foreign/equity securities	9,598	—	9,598	—

Life insurance company general accounts	53,907	—	53,907	—

Others	5,906	—	2	5,904

Total	¥885,431	¥529,925	¥349,602	¥5,904

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2. In case its fair value is measured by inputs derived from unobservable data, it is classified to Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified to Level 2.

Others

Others include loans to employees and leasing receivables, which are classified to Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group's policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The weighted-average target allocations in March 2011 are: domestic bonds, 44.3%; domestic stocks, 25.0%; foreign bonds, 10.0%; foreign stocks, 15.0%; and life insurance company general accounts, 5.7%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

Domestic stocks include NTT Group's and its affiliates' common stock with an aggregate fair value of ¥5,375 million (0.6% of total plan assets) and ¥6,974 million (0.8% of total plan assets) at March 31, 2010 and 2011, respectively.

NTT Group expects to contribute ¥7,470 million to the NTT CDBP in the fiscal year ending March 31, 2012.

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2012	¥27,924
2013	34,657
2014	38,000
2015	41,003
2016	43,846
2017-2021	248,034

Total	¥433,464

c)    The Special Accounting Fund for the NTT CDBP (former Special Accounting Fund for the NTT Plan)

The Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan) was a transitional pension plan created to settle the former NTT Mutual Aid Plan in accordance with the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation. The NTT Mutual Aid Plan was integrated with the National Plan in April 1997, and the Special Accounting Fund for the NTT Plan aims to provide pension benefits for employees who retired before the 1997 shift in the scheme based on the Former Public Corporation Employee Mutual Aid Association Law.

In July 2007, the Special Accounting Fund for the NTT Plan was converted to the Special Accounting Fund for the NTT CDBP as the NTT Plan was converted to the NTT CDBP.

Based on the provisions of the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislations, NTT pays contributions set by the Japanese Government every year to the Special Accounting Fund for the NTT CDBP to cover the costs of pension benefits based on the Former Public Corporation Employee Mutual Aid Association Law to cover benefits for the period of service in and prior to June 1956 of employees who retired in July 1956 or later from NTT, Public Corporation, and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications).

The Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, as are the former NTT Mutual Aid Plan and the current National Plan. It is considered as a multi-employer plan and therefore contributions are recognized as expenses when contributions are required. The amounts of contributions were ¥58,839 million, ¥56,927 million and ¥55,070 million for the fiscal years ended March 31, 2009, 2010 and 2011, respectively, and NTT expects such contributions will decrease year by year.

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

11.    Income taxes:

Total income taxes recognized for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	Millions of yen
Income (loss) from continuing operations	¥370,083	¥447,001	¥475,592
Equity in earnings (losses) of affiliated companies	(2,634)	4,821	(1,027)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(11,307)	16,013	(1,306)
Unrealized gain (loss) on derivative instruments	3,615	(562)	(1,302)
Foreign currency translation adjustments	(13,348)	3,558	(12,818)
Pension liability adjustments	(158,242)	79,525	(49,557)

Total income taxes	¥188,167	¥550,356	¥409,582

Virtually all of NTT Group's income (loss) before income taxes and equity in earnings (losses) of affiliated companies, for all periods presented and the related income tax expenses (benefits) are related to domestic operations. During the fiscal years ended March 31, 2009, 2010 and 2011, NTT and its domestic subsidiaries are subject to a National Corporate Tax of 30%, a Corporate Inhabitant Tax of approximately 6% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 41%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipalities.

NTT files a consolidated tax return with its wholly owned subsidiaries for National Corporate Tax purposes. The realizable amounts of deferred tax assets related to National Corporate Tax are assessed on the basis of the projected future taxable income of NTT and its wholly owned subsidiaries. As of March 31, 2011, NTT had 113 wholly owned subsidiaries in Japan, including NTT East, NTT West and NTT Communications.

Reconciliations of the difference between the actual effective income tax rate of NTT and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2009	2010	2011
Statutory tax rate	40.64%	40.65%	40.65%
Tax credit	(0.81)	(1.80)	(1.61)
Net change in valuation allowance	0.71	0.98	0.59
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries	(7.85)	(0.39)	—
Other	0.80	0.47	0.82

Effective tax rate	33.49%	39.91%	40.45%

Significant components of deferred tax assets and liabilities at March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
Deferred tax assets:
Liability for employees' retirement benefits	¥592,265	¥627,346
Accrued enterprise tax	19,337	17,114
Property, plant and equipment and intangible assets principally due to differences in depreciation	437,383	437,054
Compensated absences	105,030	103,659
Accrued bonus	45,290	45,851
Unamortized purchases of leased assets	14,897	11,388
Operating loss carryforwards	186,745	175,472
Accrued liabilities for loyalty programs	110,700	121,109
Deferred revenues regarding Nikagetsu Kurikoshi	29,451	28,453
Foreign currency translation adjustments	8,993	21,809
Other	150,283	159,345

Total gross deferred tax assets	1,700,374	1,748,600
Less—Valuation allowance	(265,850)	(274,559)

Total deferred tax assets	1,434,524	1,474,041

Deferred tax liabilities:
Unrealized gains on securities	(6,952)	(3,343)
Special depreciation reserve	(83)	(112)
Issuance of subsidiaries common stock etc.	(354,449)	(347,597)
Other	(136,241)	(175,187)

Total gross deferred tax liabilities	(497,725)	(526,239)

Net deferred tax assets	¥936,799	¥947,802

The valuation allowance at March 31, 2010 and 2011 mainly related to deferred tax assets of NTT and certain subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net change in the total valuation allowance for the year ended March 31, 2009 was an increase of ¥21,449 million, and for the year ended March 31, 2010 was a decrease of ¥35,172 million, and for the year ended March 31, 2011 was an increase of ¥8,709 million. The increase in the deferred tax asset valuation allowance is related to the business combinations.

Realization of the deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible and loss carryforwards are utilizable. Management considers the projected future taxable income, tax-planning strategies and scheduled reversal of deferred tax liabilities in making this assessment. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets, less valuation allowance, will be realized. The amount of such net assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

In July 2008, NTT DOCOMO reorganized its group structure by integrating eight regional subsidiaries, consolidating its nationwide business operations under a single entity. This consolidation reduced taxable temporary difference between NTT's book basis and tax basis of its investment in NTT DOCOMO and resulted in decrease in income tax expense by ¥56,920 million in the consolidated statement of income for the fiscal year ended March 31, 2009.

Net deferred tax assets at March 31, 2010 and 2011 are included in the consolidated balance sheets as follows:

	2010	2011
	Millions of yen
Deferred income taxes (current assets)	¥257,793	¥244,881
Deferred income taxes (investments and other assets)	828,935	886,953
Other current liabilities	(1,124)	(222)
Other long-term liabilities	(148,805)	(183,810)

Total	¥936,799	¥947,802

At March 31, 2011, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥731,058 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31	Millions of yen
Within 5 years	¥363,516
6 to 20 years	308,504
Indefinite periods	59,038

Total	¥731,058

Deferred tax liabilities recognized for certain portions of the undistributed earnings of NTT's foreign subsidiaries are immaterial.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2011
Millions of yen
Balance at March 31, 2010	—
Acquisition	5,345
Increase in tax position of current year	22
Foreign currency translation adjustments	70

Balance at March 31, 2011	5,437

As of March 31, 2011, the unrecognized tax benefit which would favorably affect the effective income tax rate in future periods was ¥5,437 million. NTT is not presently aware of any significant increases or decreases expected within the next twelve months. NTT Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2009, 2010 and 2011 were immaterial. As of March 31, 2011, tax inquiries for NTT and its principal subsidiaries for fiscal years ended March 31, 2009 and prior have been completed by the tax authorities.

Consumption Tax	12 Months Ended
Mar. 31, 2011
Consumption Tax
Consumption Tax

12.    Consumption tax:

The consumption tax rate, with minor exceptions, for all taxable goods and services is 5%. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by the company when purchasing goods and services. Items in the consolidated statements of income are presented on a net basis of consumption tax.

Equity	12 Months Ended
Mar. 31, 2011
Equity
Equity

13.    Equity:

Change in NTT's shares of common stock and treasury stock for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2008	15,741,209	2,102,470.82
Acquisition of treasury stock through purchase of fractional shares	—	2,726.22
Purchase of treasury stock under resolution of the board of directors	—	341,307.00
Resale of treasury stock to fractional shareholders	—	(1,824.08)
Effect of stock split	1,558,379,691	242,023,316.04
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	10,623
Purchase of treasury stock under resolution of the board of directors	—	6,386,800
Resale of treasury stock to holders of less-than-one-unit shares	—	(21,252)
Balance at March 31, 2009	1,574,120,900	250,844,167
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	130,382
Resale of treasury stock to holders of less-than-one-unit shares	—	(50,884)
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)

Balance at March 31, 2011	1,448,659,067	125,524,000

According to the NTT Law, NTT must obtain authorization from the Minister of Internal Affairs and Communications for certain financial matters including (1) certain new share issuance, including shares issuable upon the exercise of stock acquisition rights; (2) any resolution for (i) a change in the Articles of Incorporation, (ii) an appropriation of profits or (iii) any merger or dissolution; and (3) any disposition of major telecommunications trunk lines and equipment or providing mortgages on such properties.

On November 24, 1995, based upon the resolution of the board of directors' meeting held on April 28, 1995, NTT capitalized the aggregate amount of ¥15,600 million of its additional paid-in capital to the common stock account and made a free share distribution of 312,000 shares to shareholders of record at September 30, 1995 representing 2% of outstanding shares. Under generally accepted accounting principles in Japan, no accounting entry is required for such a free share distribution. Had the distribution been accounted for entities in the United States, ¥234,624 million would have been transferred from retained earnings to the applicable capital account.

Effective May 1, 2006, the Japanese Corporation Law provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the Articles of Incorporation provide for such interim cash dividends, and (iii) an amount equal to at least 10% of the decrease in retained earnings resulting from a dividend payment be appropriated from retained earnings to a legal reserve until such reserve is equal to 25% of capital stock. The legal reserve is available for distribution upon approval at a shareholders' meeting.

The Japanese Corporation Law provides that corporations are able to repurchase their own shares in market transactions by resolution of the board of directors in case that articles of incorporation prescribe so.

On May 13, 2008, the board of directors resolved that NTT may acquire up to 450,000 outstanding shares (pre-stock split) of its common stock at an amount in total not exceeding ¥200 billion from May 14, 2008 through March 24, 2009. Based on this resolution, NTT acquired 341,307 shares (pre-stock split) of its common stock for a total purchase price of ¥169,767 million from July through December 2008. In January 2009, NTT acquired 6,386,800 shares of its common stock after the stock split for ¥30,233 million and concluded its repurchase of its common stock authorized by the board of directors' resolution. There was no further resolution for the acquisition of common stock by NTT at the shareholders' meeting on June 24, 2009.

With the implementation of the "Law for Partial Amendments to the Law Concerning Book-Entry Transfer of Corporate Bonds and Other Securities for the Purpose of Streamlining the Settlement of Trades of Stocks and Other Securities (Law No. 88 of 2004)" ("Settlement Streamlining Law"), on January 5, 2009, share certificates of listed companies were converted to electronic form.

The introduction of the electronic share certificate system required that fractional shares be eliminated. In order to provide for a smooth transition away from the fractional share system, the board of directors, at their meeting held May 13, 2008, resolved that, subject to approval of the introduction of the unit share system at the 23rd general shareholders meeting and the approval of the Minister of Internal Affairs and Communications, on the day immediately preceding the implementation date of the electronic share certificate system, one share of common stock be split into 100 shares, and the number of shares constituting one unit be set at 100. This resolution was approved at the 23rd general shareholders meeting and by the Minister of Internal Affairs and Communications on June 25, 2008.

The effective date of the stock split was determined when the implementation date of the Settlement Streamlining Law was set as January 5, 2009. Accordingly, on January 4, 2009, NTT effected the split of one share of its common stock into 100 shares, pursuant to the foregoing resolution. The computations of earnings per share and dividends per share have been adjusted retroactively for all periods presented to reflect the effect of the stock split.

On May 14, 2010, the board of directors resolved that the basic policy on cancellation of treasury stock owned by the Company was adopted as stated below.

1.	All treasury stock owned by the Company as of March 31, 2010 (250,923,665 shares) shall be cancelled over two fiscal years.

2.	One-half of the treasury stock shall be cancelled during the 2010 calendar year and the remainder of the treasury stock shall be cancelled during the fiscal year ending March 31, 2012.

On November 9, 2010, the board of directors resolved that NTT will cancel 125,461,833 shares held as treasury stock and on November 15, 2010, NTT cancelled these shares. As a result of this cancellation, "Additional paid-in capital" and "Retained earnings" decreased by ¥916 million and ¥601,976 million, respectively.

The amount of statutory retained earnings of NTT available for the payments of dividends to shareholders as of March 31, 2011 was ¥1,249,531 million. In accordance with customary practice in Japan, appropriations of retained earnings are not accrued in the financial statements for the period to which they relate but are recorded in the subsequent accounting period after shareholders' approval has been obtained. Retained earnings in the accompanying consolidated financial statements at March 31, 2011 includes amounts representing final cash dividends of ¥79,388 million, ¥60 per share, which were approved at the shareholders' meeting held on June 23, 2011.

On May 13, 2011, the board of directors resolved that NTT may acquire up to a total not exceeding 60 million outstanding shares of its common stock at an amount in total not exceeding ¥280 billion from May 16, 2011 through September 30, 2011.

Accumulated other comprehensive income (loss)—

An analysis of the changes for the fiscal years ended March 31, 2009, 2010 and 2011 in accumulated other comprehensive income (loss) is shown below:

	2009	2010	2011
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥39,028	¥17,470	¥33,128
Change during the year	(21,558)	15,658	(4,155)

At end of year	¥17,470	¥33,128	¥28,973

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥(3,481)	¥1,613	¥686
Change during the year	5,094	(927)	(1,643)

At end of year	¥1,613	¥686	¥(957)

Foreign currency translation adjustments:
At beginning of year	¥29,773	¥(16,265)	¥(8,478)
Change during the year	(46,038)	7,787	(32,770)

At end of year	¥(16,265)	¥(8,478)	¥(41,248)

Pension liability adjustments:
At beginning of year	¥(91,748)	¥(344,735)	¥(214,942)
Change during the year	(252,987)	129,793	(75,534)

At end of year	¥(344,735)	¥(214,942)	¥(290,476)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(26,428)	¥(341,917)	¥(189,606)
Change during the year	(315,489)	152,311	(114,102)

At end of year	¥(341,917)	¥(189,606)	¥(303,708)

The following table provides the details of change in unrealized gain (loss) on derivative instruments (net of tax) for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥11,817	¥6,926
Less—Reclassification adjustment for realized gain included in net income	(3,108)	(1,832)

Net change in unrealized gain (loss) on derivative instruments	¥8,709	¥5,094

	2010
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥668	¥367
Less—Reclassification adjustment for realized gain included in net income	(2,157)	(1,294)

Net change in unrealized gain (loss) on derivative instruments	¥(1,489)	¥(927)

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(1,795)	¥(918)
Less—Reclassification adjustment for realized gain included in net income	(1,150)	(725)

Net change in unrealized gain (loss) on derivative instruments	¥(2,945)	¥(1,643)

The following table provides the details of change in pension liability adjustments for the fiscal years ended March 31, 2010 and 2011:

	2010	2011
	Millions of yen
Net gain (loss) arising during period, before tax	¥193,129	¥(127,367)
Prior service cost arising during period, before tax	56	79

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	45,693	24,492
Amortization of transition obligation	141	184
Amortization of prior service cost	(26,889)	(26,811)
Other	(2,812)	4,332

Change of pension liability adjustments during the year, before tax	209,318	(125,091)

Income tax expense related to pension liability adjustments	(79,525)	49,557

Change of pension liability adjustments during the year, net of tax	¥129,793	¥(75,534)

Tax effects allocated to each component of other comprehensive income (loss) for the fiscal years ended March 31, 2009, 2010 and 2011 are shown below:

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2009:
Unrealized gain (loss) on securities	¥(36,203)	¥11,307	¥(24,896)
Unrealized gain (loss) on derivative instruments	8,577	(3,615)	4,962
Foreign currency translation adjustments	(73,641)	13,348	(60,293)
Pension liability adjustment	(424,372)	158,242	(266,130)

Other comprehensive income (loss)	¥(525,639)	¥179,282	¥(346,357)

For the fiscal year ended March 31, 2010:
Unrealized gain (loss) on securities	¥36,582	¥(16,013)	¥20,569
Unrealized gain (loss) on derivative instruments	(1,526)	562	(964)
Foreign currency translation adjustments	13,202	(3,558)	9,644
Pension liability adjustments	214,494	(79,525)	134,969

Other comprehensive income (loss)	¥262,752	¥(98,534)	¥164,218

For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)

Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements
Fair Value Measurements

14.    Fair Value Measurements:

The inputs to valuation techniques used to measure fair value are required to categorize by fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2—Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3—Inputs are unobservable inputs for the asset or liability.

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2010 and 2011 are as follows:

	2010
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥87,411	¥87,282	¥129	¥—
Foreign equity securities	109,858	109,858	—	—
Domestic debt securities	15,187	1,010	13,110	1,067
Foreign debt securities	2,846	102	2,744	—
Derivatives:
Forward exchange contracts	8	—	8	—
Interest rate swap agreements	3,342	—	3,342	—
Currency swap agreements	946	—	946	—

Liabilities
Derivatives:
Forward exchange contracts	196	—	196	—
Interest rate swap agreements	2,178	—	2,178	—
Currency swap agreements	4,385	—	4,385	—
Currency option agreements	¥1,552	¥—	¥1,552	¥—

There were no significant transfers between Level 1 and Level 2.

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥74,834	¥74,722	¥112	¥—
Foreign equity securities	101,679	101,679	—	—
Domestic debt securities	23,570	5,190	14,077	4,303
Foreign debt securities	8,046	33	8,013	—
Derivatives:
Forward exchange contracts	832	—	832	—
Interest rate swap agreements	1,281	—	1,281	—
Currency swap agreements	1,608	—	1,608	—
Currency option agreements	1	—	1	—

Liabilities
Derivatives:
Forward exchange contracts	1,035	—	1,035	—
Interest rate swap agreements	1,921	—	1,921	—
Currency swap agreements	9,529	—	9,529	—
Currency option agreements	¥1,860	¥—	¥1,860	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

There were no significant transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

Available-for-sale securities—

Available-for-sale securities comprised marketable equity securities and debt securities, and financial instruments classified as available-for-sale securities. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which classified to Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2. In case fair value is measured by inputs derived from unobservable data, it is classified to Level 3.

Derivatives—

Derivatives comprised forward exchange contracts, interest rate swap agreements, currency swap agreements and currency option agreements. Fair value of derivatives is measured by inputs derived principally from observable market data provided by financial institutions, which is classified to Level 2.

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2010 and 2011 are as follows:

	2010
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Losses (before tax)
	Millions of yen
Assets
Real estate	¥18,411	—	—	¥18,411	¥6,294
Cost method investments	6,629	—	6,017	612	7,963
Goodwill	9,788	—	—	9,788	3,750

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Losses (before tax)
	Millions of yen
Assets
Real estate	¥9,511	—	—	¥9,511	¥1,928
Cost method investments	1,195	—	532	663	3,052
Goodwill	6,089	—	—	6,089	1,912

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Real estate—

If a decline in value or an increase in estimated costs of completion of real estate held for resale included in inventories causes inventory cost to be unrecoverable, the real estate is written down to its fair value. In measuring fair value of such inventories, fair value is measured by using various evaluation models based on inputs that are unobservable in the market, such as a salable price based on a real-estate appraisal, which is classified to Level 3.

Real estate in the table above includes that transferred from inventories to property, plant and equipment as a result of a change in use or sold to others after measuring fair value.

Cost method investments—

If a decline in value of cost method investments is evaluated as other than temporary, the investment is written down to its fair value. In measuring fair value of such investments, if active market prices of similar assets are available, fair value is measured by quoted prices for similar assets, which is classified to Level 2. If active market prices of similar assets are not available, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified to Level 3.

Goodwill—

The fair value of the reporting units is determined by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified to Level 3.

Business Segment and Geographic Information	12 Months Ended
Mar. 31, 2011
Business Segments and Geographic Information
Business Segment and Geographic Information

15.    Business segment and geographic information:

The operating segments reported below are those for which segment-specific financial information is available. NTT Group's chief operating decision maker uses this financial information to make decisions on the allocation of financial resources and to evaluate business performance. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with accounting principles generally accepted in the United States.

The regional communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, sales of telecommunications equipment, and other operating revenues.

The long distance and international communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, system integration services and other operating revenues.

The mobile communications business segment principally comprises revenues from mobile voice related services, IP/packet communications services and sales of telecommunications equipment.

The data communications business segment principally comprises revenues from system integration services.

The other business segment principally comprises operating revenues from such activities as building maintenance, real estate rental, systems development, leasing, and research and development.

Business segments—

Sales and operating revenue:

Year Ended March 31	2009	2010	2011
	Millions of yen
Sales and operating revenue:
Regional communications business—
Customers	¥3,499,092	¥3,449,437	¥3,529,551
Intersegment	565,680	514,906	497,657

Total	4,064,772	3,964,343	4,027,208
Long distance and international communications business—(*)
Customers	1,191,989	1,145,949	1,223,429
Intersegment	123,507	113,693	109,223

Total	1,315,496	1,259,642	1,332,652
Mobile communications business—
Customers	4,398,425	4,243,432	4,191,795
Intersegment	49,555	40,972	32,478

Total	4,447,980	4,284,404	4,224,273
Data communications business—
Customers	997,621	1,007,274	1,031,107
Intersegment	129,621	125,239	132,081

Total	1,127,242	1,132,513	1,163,188
Other—
Customers	329,178	335,284	329,121
Intersegment	836,012	797,332	791,146

Total	1,165,190	1,132,616	1,120,267
Elimination	(1,704,375)	(1,592,142)	(1,562,585)

Consolidated total	¥10,416,305	¥10,181,376	¥10,305,003

(*)	The operating revenues (Customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 includes Dimension Data's operating revenues of ¥78,461 million.

Segment profit:

Year Ended March 31	2009	2010	2011
	Millions of yen
Segment profit:
Regional communications business	¥70,454	¥82,105	¥127,252
Long distance and international communications business	96,861	98,230	97,089
Mobile communications business	825,403	828,449	839,102
Data communications business	86,772	64,866	76,978
Other	15,178	13,326	44,857

Total	1,094,668	1,086,976	1,185,278
Elimination	15,084	30,717	29,631

Consolidated operating income	1,109,752	1,117,693	1,214,909
Other income	167,505	102,071	73,829
Other expenses	172,094	99,693	112,941

Consolidated income (loss) before income taxes and equity in earnings (losses) of affiliated companies	¥1,105,163	¥1,120,071	¥1,175,797

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥118	¥177	¥77
Long distance and international communications business	366	657	432
Mobile communications business	(2,074)	(3,105)	(9,913)
Data communications business	278	(142)	91
Other	(604)	11,207	10,983

Consolidated total	¥(1,916)	¥8,794	¥1,670

Segment assets:

As of March 31	2009	2010	2011
	Millions of yen
Segment Assets:
Regional communications business	¥7,748,563	¥7,642,212	¥7,659,004
Long distance and international communications business	1,338,317	1,315,930	1,770,589
Mobile communications business	6,639,893	6,905,750	6,945,024
Data communications business	1,361,709	1,324,508	1,502,352
Other	9,925,600	9,901,694	10,009,775

Total segment assets	27,014,082	27,090,094	27,886,744
Elimination	(8,217,694)	(8,151,039)	(8,221,148)

Consolidated total assets	¥18,796,388	¥18,939,055	¥19,665,596

(Note)	Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See Note 8.

Other significant items:

Year Ended March 31	2009	2010	2011
	Millions of yen
Depreciation and amortization:
Regional communications business	¥909,352	¥884,810	¥847,483
Long distance and international communications business	138,035	137,269	134,423
Mobile communications business	809,715	706,942	698,690
Data communications business	151,205	151,067	148,404
Other	123,549	125,165	127,419

Total	2,131,856	2,005,253	1,956,419
Elimination	7,319	6,811	6,115

Consolidated total	¥2,139,175	¥2,012,064	¥1,962,534

Capital investments for segment assets:
Regional communications business	¥879,313	¥874,204	¥806,953
Long distance and international communications business	140,057	129,010	135,452
Mobile communications business	737,606	686,508	668,476
Data communications business	180,068	162,571	139,070
Other	208,020	134,831	120,155

Consolidated total	¥2,145,064	¥1,987,124	¥1,870,106

Point program expenses:
Regional communications business	¥—	¥—	¥7,760
Long distance and international communications business	1,634	1,842	2,145
Mobile communications business	114,725	142,220	126,847

Consolidated total	¥116,359	¥144,062	¥136,752

The capital investments in the above table represent the additions to fixed assets of each segment.

For segment information related to goodwill impairments, see Note 8.

Transfers between reportable businesses are made at arms-length prices. Operating income is sales and operating revenue less costs and operating expenses.

Geographic information is not presented due to immateriality of revenue and tangible long-lived assets attributable to customers and operations outside of Japan.

There have been no sales and operating revenue from transactions with a single external customer amounting to 10% or more of NTT Group's revenues for the fiscal years ended March 31, 2009, 2010 and 2011.

Due to the impact of the Great East Japan Earthquake which occurred on March 11, 2011, NTT Group's telecommunications facilities and buildings, among other things, were damaged. For the fiscal year ended March 31, 2011, ¥28,225 million was recorded in consolidated operating expenses as a loss on retirement of damaged facilities, expenses incurred for restoration work and other expenses which resulted from this earthquake. The expenses incurred by business segments were: regional communications, ¥15,700 million; long-distance and international communications, ¥1,042 million; mobile communications, ¥5,843 million; data communications, ¥345 million; and other, ¥5,295 million.

Leases	12 Months Ended
Mar. 31, 2011
Leases
Leases

16.    Leases:

NTT Group leases certain office space, employees' residential facilities and other assets, recorded as either capital leases or operating leases.

Capital Lease—Lessee—

Assets acquired under capital leases at March 31, 2010 and 2011 were as follows:

Class of property	2010	2011
	Millions of yen
Buildings	¥7,748	¥7,365
Machinery, vessels and tools	99,865	90,532
Accumulated depreciation	(65,002)	(53,758)

Total	¥42,611	¥44,139

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2011 are as follows:

Year ending March 31	Millions of yen
2012	¥24,158
2013	16,914
2014	10,495
2015	6,507
2016	3,604
Thereafter	8,170

Total minimum lease payments	69,848
Less—Amount representing interest	(13,677)

Present value of net minimum lease payments	56,171
Less—Current obligation(*)	(21,353)

Long-term capital lease obligations	¥34,818

(*)	Current obligation is included in "Other (Current liabilities)" in the consolidated balance sheets.

Operating Lease—Lessee—

Rental expenses under operating leases for land, buildings and equipment for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥230,192 million, ¥204,011 million and ¥204,999, respectively.

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2011 are as follows.

Year ending March 31	Millions of yen
2012	¥19,540
2013	15,674
2014	13,262
2015	4,174
2016	2,484
Thereafter	10,940

Total	¥66,074

Research and Development Expenses and Advertising Costs	12 Months Ended
Mar. 31, 2011
Research and Development Expenses and Advertising Costs
Research and Development Expenses and Advertising Costs

17.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development expenses are charged to income as incurred and such amounts charged to income for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥268,197 million, ¥278,144 million and ¥268,221 million, respectively.

Advertising costs—

Advertising costs are expensed as incurred. Advertising costs were ¥99,865 million, ¥92,128 million and ¥90,977 million, which are included in the selling, general and administrative expenses in the consolidated statements of income, for the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

Subsidiary Stock Transactions	12 Months Ended
Mar. 31, 2011
Subsidiary Stock Transactions
Subsidiary Stock Transactions

18.    Subsidiary stock transactions:

For the fiscal year ended March 31, 2009, NTT DOCOMO repurchased a total of 868,116 shares for ¥136,845 million. As a result, NTT's interest in NTT DOCOMO increased from 64.8% to 66.2%. Goodwill of ¥26,701 million was recorded on the consolidated balance sheet as of March 31, 2009 related to the repurchase transactions.

The repurchases of shares by NTT DOCOMO resulting in increases in NTT's ownership interest in NTT DOCOMO were accounted for as acquisitions of minority interests using the purchase method.

For the fiscal year ended March 31, 2010, NTT DOCOMO repurchased a total of 154,065 shares for ¥20,000 million. As a result, NTT's interest in NTT DOCOMO increased from 66.2% to 66.4%. "Additional paid-in capital" decreased by ¥2,061 million in the consolidated balance sheet as of March 31, 2010 related to the repurchase transactions.

For the fiscal year ended March 31, 2011, NTT DOCOMO repurchased a total of 138,141 shares for ¥20,000 million. As a result, NTT's interest in NTT DOCOMO increased from 66.4% to 66.7%. "Additional paid-in capital" increased by ¥1,964 million in the consolidated balance sheet as of March 31, 2011 related to the repurchase transactions. The repurchases of shares by NTT DOCOMO resulting in changes in NTT's ownership interest in NTT DOCOMO have been accounted for as equity transactions with noncontrolling interests since April 2009.

Foreign Currency Exchange Gain and Loss	12 Months Ended
Mar. 31, 2011
Foreign Currency Exchange Gain and Loss
Foreign Currency Exchange Gain and Loss

19.    Foreign currency exchange gain and loss:

Foreign currency exchange results (mainly arising from foreign currency borrowings) for the fiscal years ended March 31, 2009, 2010 and 2011 were losses of ¥1,668 million, ¥554 million and ¥17,424 million, respectively, and are included in "Other, net" in the consolidated statements of income. Foreign currency exchange loss for the fiscal year ended March 31, 2011 is mainly attributable to the derivative contract to manage the foreign exchange risk associated with overseas investments.

Financial Instruments	12 Months Ended
Mar. 31, 2011
Financial Instruments
Financial Instruments

20.    Financial instruments:

Derivative instruments and, hedging activities—

In the normal course of business, NTT Group has certain financial instruments including long-term debt and other financial assets and liabilities incurred. Such financial instruments are exposed to the market risk of interest rate changes and foreign currency fluctuations. In applying a consistent risk management strategy for the purpose of reducing such risk, NTT Group uses derivative financial instruments, such as forward exchange contracts, interest rate swap agreements and currency swap agreements. NTT Group does not use derivative financial instruments for trading or speculative purposes.

Foreign Currency Exchange Rate Risk Management—

NTT Group from time to time enters into forward foreign exchange contracts, currency swap agreements and currency option agreements to hedge the risk of fluctuations in foreign currency exchange rates principally associated with long-term debt issued by NTT Group denominated in foreign currencies. Such contracts and agreements have the same maturity as the underlying debt.

Interest Rate Risk Management—

NTT Group's exposure to market risk for changes in interest rates relates principally to its debt obligations. NTT Group has long-term debt primarily with fixed rates. Interest rate swap agreements are entered into from time to time to convert floating rate underlying debt or assets into fixed rate debt or assets, or vice versa. Interest rate option contracts are entered into from time to time to hedge the risk of a rise in the interest rate of underlying debt. These instruments are executed with creditworthy financial institutions.

Fair Value Hedge—

The derivatives designated as fair value hedges include interest rate swap agreements that are used for reducing the risk arising from the changes in the fair value of fixed rate debt. The notional principal amounts of these derivatives were ¥235,800 million and ¥173,692 million at March 31, 2010 and 2011, respectively. As discussed in Note 9, NTT Group issues a variety of long-term debt bearing several types of interest and denominated in several currencies. NTT Group has a strategy to fix the anticipated cash flow related to those debts. From time to time, however, NTT Group enters into pay-floating/receive-fixed interest rate swaps, to protect the fair value of certain fixed rate debts in asset and liability management. Both the derivatives designated as fair value hedges and hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives that are highly effective as, and that are designated and qualified as fair value hedges, along with changes in the fair value of the hedged items that are attributable to the hedged risk, are recognized as "Other, net" in the consolidated statements of income. Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recorded in the consolidated statements of income for the fiscal year ended March 31, 2009, 2010 and 2011 were as follows:

	2009
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(67)	¥67

	2010
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(136)	¥136

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

The amount of ineffectiveness of these fair value hedges, which were reflected in earnings, was not material for all periods presented. In addition, there was no amount excluded from the assessment of hedge effectiveness of fair value hedges.

Cash Flow Hedge—

The derivatives designated as cash flow hedges include forward exchange contracts, currency swap agreements and interest rate swap agreements. As discussed in Note 9, NTT Group has foreign currency exposures related to its long-term debt denominated in other than yen. In accordance with NTT Group's strategy, NTT Group fixes the anticipated cash flows of paying interest and principal amounts by entering into foreign currency contracts and foreign currency swaps, to ensure its cash flows are fixed in yen. Also, as discussed in Note 9, NTT Group has floating rate debt exposures related to its long-term debt. In accordance with NTT Group strategy, NTT Group fixes the anticipated cash flows of interest payment by entering into pay-fixed/receive-floating interest rate swaps. Changes in the fair value of derivatives that are highly effective as, and that are designated and qualified as cash flow hedges are recorded in other comprehensive income (loss), until changes in cash flows from the hedged transactions are recognized as "Other, net" in the consolidated statements of income. For all periods presented, these cash flow hedges were effective and the amount representing hedges' ineffectiveness was not material. In addition, there was no material amount excluded from the assessment of hedge effectiveness of cash flow hedges.

The notional principal amounts of cash flow hedges at March 31, 2010 and 2011 were as follows:

	2010	2011
	Millions of yen
Forward exchange contracts	¥6,927	¥5,666
Interest rate swap agreements	153,130	135,280
Currency swap agreements	¥142,666	¥142,280

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2010 and 2011 were as follows:

	2010	2011
	Millions of yen
Forward exchange contracts	¥26	¥(187)
Interest rate swap agreements	(339)	(1,289)
Currency swap agreements	(1,003)	(910)

Total	¥(1,316)	¥(2,386)

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Consolidated statements of income item	2009	2010	2011
		Millions of yen
Forward exchange contracts	Other, net	¥50	¥(33)	¥(114)
Interest rate swap agreements	Other, net	(134)	(413)	(654)
Currency swap agreements	Other, net	3,192	2,603	1,919

Total		¥3,108	¥2,157	¥1,150

As of March 31, 2011, approximately ¥868 million of deferred net gains on derivative instruments in accumulated other comprehensive income (loss) are expected to be reclassified as earnings during the next twelve months when the related interest expense is recognized.

Derivatives not designated as hedging instruments—

NTT Group has forward exchange contracts, currency swap agreements and Currency option agreements to hedge currency exchange risks and also has interest rate swap agreements to manage interest rate risks. Some of these derivative financial instruments are not designated as hedging instruments.

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2010 and 2011 were as follows:

	2010	2011
	Millions of yen
Forward exchange contracts	¥8	¥36,761
Interest rate swap agreements	80,000	89,332
Currency swap agreements	293	—
Currency option agreements	19,889	12,760

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Consolidated statements of income item	2009	2010	2011
		Millions of yen
Forward exchange contracts	Other, net	¥(4,060)	¥(5)	¥(4,815)
Interest rate swap agreements	Other, net	(102)	(347)	74
Currency swap agreements	Other, net	(10,734)	14	(14)
Currency option agreements	Other, net	—	(1,552)	(3,426)

Total		(14,896)	(1,890)	(8,181)

Changes in the fair value of the derivatives in the table above includes forward exchange contracts and call option agreements entered into to manage the foreign exchange risk associated with overseas investments.

Fair value of financial instruments—

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values are not included in the table; such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll. Fair value information regarding "Marketable securities and other investments" is disclosed in Note 7.

	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,157,992	¥4,290,762	¥4,192,674	¥4,354,131

The fair value of long-term debt, including the current portion, is measured at discount rates for similar debt instruments of comparable maturities currently offered by NTT Group.

The fair value of derivative instruments and amounts recorded in the consolidated balance sheets at March 31, 2010 and 2011 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2010	2011
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥8	¥485
Interest rate swap agreements
Prepaid expenses and other current assets	631	1,235
Other assets	2,697	46
Currency swap agreements
Prepaid expenses and other current assets	—	5
Other assets	932	1,603

Subtotal	4,268	3,374

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	—	347
Interest rate swap agreements
Other assets	14	—
Currency swap agreements
Prepaid expenses and other current assets	14	—
Currency option agreements
Prepaid expenses and other current assets	—	1

Subtotal	28	348

Total	¥4,296	¥3,722

	2010	2011
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥196	¥4
Interest rate swap agreements
Other (Current liabilities)	51	153
Other (Long-term liabilities)	1,456	1,185
Currency swap agreements
Other (Current liabilities)	—	7,387
Other (Long-term liabilities)	4,385	2,142

Subtotal	6,088	10,871

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	—	941
Other (Long-term liabilities)	—	90
Interest rate swap agreements
Other (Current liabilities)	186	109
Other (Long-term liabilities)	485	474
Currency option agreements
Other (Current liabilities)	168	1
Other (Long-term liabilities)	1,384	1,859

Subtotal	2,223	3,474

Total	¥8,311	¥14,345

Contingent features in derivative instruments—

At March 31, 2011, NTT Group had no material derivative instruments that contain credit-risk-related contingent features, which would have a material adverse effect on NTT's consolidated financial position or results of operations.

Concentrations of credit risk—

NTT Group does not have any significant concentration of business transacted with an individual counter-party or groups of counter-parties that could, if suddenly eliminated, severely impact its operations at March 31, 2011.

Financing Receivables	12 Months Ended
Mar. 31, 2011
Financing Receivables
Financing Receivables

21.    Financing receivables:

NTT Group has certain "Financing receivables" including loans and lease receivables. These financing receivables are mainly held by the financial subsidiaries of NTT. NTT manages these financing receivables by classifying them into "Installment sales receivable," "Lease receivable," "Loans receivable," "Credit receivable" and "Others."

The allowance for doubtful accounts against financing receivables collectively evaluated for impairment is computed based on each historical bad debt experience. The allowance for doubtful accounts against financing receivables individually evaluated for impairment is computed based on the estimated uncollectible amount based on the analysis of certain individual accounts. In addition, financial receivables that are determined to be uncollectible due to, among other factors, the condition of the debtor are written off at the time of determination.

Allowance for credit losses and financing receivables at March 31, 2011 are as follows:

	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
collectively evaluated for impairment	5,204	14,916	5,684	4,877	3	30,684
individually evaluated for impairment	2,389	11,475	6,407	—	70	20,341
Financing receivable:
Balance at March 31, 2011	¥330,331	¥439,326	¥68,085	¥191,919	¥1,319	¥1,030,980
collectively evaluated for impairment	327,444	424,480	57,613	191,919	883	1,002,339
individually evaluated for impairment	2,887	14,846	10,472	—	436	28,641

Among financing receivables, the main receivables held by the financial subsidiaries are recognized as being in arrears on the basis of time passed since the payment date. Financial receivables determined to have no prospects for collecting contractual interest on the basis of past due date and other factors are no longer recorded as accruing interest.

Financing receivables on nonaccrual status at March 31, 2011 are as follows:

March 31, 2011
Millions of yen
Installment sales receivable	¥738
Lease receivable	8,876
Loans receivable	11,758
Credit receivable	1,712
Others	—

Total	¥23,084

NTT determines the credit quality of financial receivables on the basis of arrearages of receivables and the conditions of debtors, among other factors. Financial receivables for which arrearages continue over a long period are classified as "nonperforming receivables," and all other receivables are classified as "performing receivables." An analysis of age of the recorded investment in financing receivables at March 31, 2011 is as follows:

	March 31, 2011
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥323,790	¥1,854	¥4,687	¥330,331	¥640
Lease receivable	455,201	942	12,898	469,041	4,022
Credit receivable	187,746	2,653	1,712	192,111	—
Others	1,384	10	242	1,636	—
Total	¥968,121	¥5,459	¥19,539	¥993,119	¥4,662

	March 31, 2011
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥189,118	¥11,920	¥201,038	¥—

NTT Group classifies financing receivables as impaired when, based on current information and events, it is probable that NTT will be unable to collect all amounts due according to the contractual terms of the loan agreement, and identifies such impaired receivables as "Impaired financing receivables." Impaired financing receivables at March 31, 2011 are as follows:

	March 31, 2011
	Recorded Investment	Related Allowance	Unpaid Principal Balance
	Millions of yen
With an allowance recorded	¥11,733	¥7,578	¥11,733
With no related allowance recorded	19	—	52

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

22.    Commitments and contingent liabilities:

The aggregate amount of payments for commitments outstanding at March 31, 2011, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2012	¥241,266
2013	37,395
2014	21,062
2015	1,516
2016	1,022
Thereafter	2,629

Total	¥304,890

Contingent liabilities at March 31, 2011 for loans guaranteed amounted to ¥23,376 million.

At March 31, 2011, NTT Group had no material litigation or claims outstanding, pending or threatened against it, which would be expected to have a material adverse effect on NTT's consolidated financial position or results of operations.

Business Combinations	12 Months Ended
Mar. 31, 2011
Business Combinations
Business Combinations

23.    Business Combinations:

Dimension Data Holdings plc—

On October 25, 2010, NTT completed its acquisition of 96.6% of the ordinary shares of Dimension Data Holdings plc, an English public limited company based in the Republic of South Africa whose shares were traded on the London Stock Exchange and the Johannesburg Stock Exchange, by means of a recommended cash offer at ¥260,571 million. On December 13, 2010, Dimension Data become a wholly-owned subsidiary after NTT acquired the remaining 3.4% of the ordinary shares for ¥9,421 million.

This acquisition is expected to increase NTT's competitiveness by integrating NTT's strength in providing managed network services and data centers with Dimension Data's strength in offering development, operation and maintenance of IT infrastructure.

Acquisition-related costs totaling ¥2,031 million are included in "Selling, general and administrative expenses" in the consolidated statements of income for the year ended March 31, 2011. The business combination of Dimension Data was accounted for by applying the acquisition method. The following table summarizes the amounts of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in Dimension Data.

Millions of yen
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	¥48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangibles	108,705
Other assets	18,047

Total assets acquired	335,936

Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868

Total liabilities assumed	205,922

Total net assets acquired	130,014

Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488

Acquisition cost	260,571

Amortizable intangible assets acquired of ¥85,521 million consist of customer-related assets having a weighted average useful life of eleven years. Non-amortizable intangible assets acquired of ¥23,170 million consist of trademarks for which useful lives cannot be determined.

Operating revenues and operating income (loss) of Dimension Data and its subsidiaries included in the consolidated statements of operations for the fiscal year ended March 31, 2011 were ¥78,461 million and ¥(813) million, respectively, including the amortization expense for intangible assets and other items of ¥3,011 million noted above. The results of operations of Dimension Data and its subsidiaries are consolidated with the NTT Group on a three months lag period. Therefore, the results of operations of Dimension Data and its subsidiaries for the period from the acquisition date to December 31, 2010 are included in the consolidated statement of income for the fiscal year ended March 31, 2011.

Operating revenues, Operating income, Net income attributable to NTT and Earnings per share for the fiscal years ended March 31, 2010 and 2011, on an unaudited pro forma basis as though Dimension Data and its subsidiaries had been consolidated as of April 1, 2009, were as follows:

	2010	2011
	Millions of yen
Operating revenues	¥10,561,799	¥10,670,714
Operating income	1,121,978	1,225,016
Net income attributable to NTT	493,866	514,881
Earnings per share (Yen)	373.22	389.13

Keane International Inc—

On December 31, 2010, NTT DATA completed its business combination with Keane International Inc. ("Keane International"), a U.S. based company, for total cash consideration of ¥95,342 million, and Keane International became a wholly owned subsidiary. This acquisition is expected to enable NTT DATA to provide fully integrated IT services in the U.S. in addition to the strong global SAP service capabilities it has built to date. This business combination has been accounted for by applying the acquisition method. The fair values of the assets acquired and liabilities assumed, as well as the resulting goodwill recognized as of the acquisition date were ¥74,786 million, ¥60,843 million and ¥81,399 million, respectively. Certain required disclosures such as pro forma information are not provided due to the immateriality of this business combination.

Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events

24.    Subsequent events:

On March 29, 2011, the board of directors resolved that NTT may raise up to ¥340 billion by issuing bonds or incurring long-term borrowings during the period from April 1 to June 30, 2011. Based on this resolution, NTT issued bonds as follows:

Series 61 Nippon Telegraph and Telephone straight bonds

Date of payment	May 31, 2011
Issue amount	¥100 billion
Issue price	¥99.96 per ¥100
Interest rate	1.21%
Date of maturity	March 19, 2021
Use of proceeds	Capital investments and acquisition of treasury stock

Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

YEAR ENDED MARCH 31

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2009:
Allowance for doubtful accounts	¥36,286	¥27,749	¥(18,827)	¥45,208

Fiscal year ended March 31, 2010:
Allowance for doubtful accounts	¥45,208	¥18,453	¥(22,569)	¥41,092

Fiscal year ended March 31, 2011:
Allowance for doubtful accounts	¥41,092	¥30,282	¥(25,467)	¥45,907

*1: Amounts written off.
	Balance at beginning of period	Additions	Deductions	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2009:
Valuation allowance—Deferred tax assets	¥279,573	¥33,938	¥(12,489)	¥301,022

Fiscal year ended March 31, 2010:
Valuation allowance—Deferred tax assets	¥301,022	¥22,392	¥(57,564)	¥265,850

Fiscal year ended March 31, 2011:
Valuation allowance—Deferred tax assets	¥265,850	¥48,496	¥(39,787)	¥274,559

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities ("VIE"), Policy

Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities ("VIE")

Effective April 1, 2010, NTT Group adopted ASU 2009-17 "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities ("VIE")" issued by FASB in December 2009. This ASU prescribes the change of the approach to determining a VIE's primary beneficiary (the reporting entity that must consolidate the VIE) and requires companies to reassess more frequently whether they must consolidate VIEs. As a result of the adoption of this ASU, three VIE's are now being consolidated by NTT, however, the adoption of this ASU did not have a material impact on the results of operations and financial position of NTT Group.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

Effective October 1, 2010, NTT Group adopted ASU 2010-20 "Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" issued by FASB in July 2010. This ASU requires enhanced disclosures regarding the nature of credit risks inherent in entities' financing receivables, how credit risk is analyzed and assessed, and the reasons for the change in the allowance for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. Details of disclosures are described in Note 21.

Basis of Consolidation and Accounting for Investments in Affiliated Companies

Basis of consolidation and accounting for investments in affiliated companies—

The consolidated financial statements include the accounts of NTT, its subsidiaries, and variable interest entities ("VIEs"). All significant intercompany transactions and accounts are eliminated in consolidation.

The fiscal years of certain foreign subsidiaries end on December 31 and any significant subsequent transactions for the period from January 1 to March 31 are reflected in the results of operations of NTT Group.

Investments in affiliated companies where NTT Group has the ability to exercise significant influence over the affiliated companies, but does not have a controlling financial interest, are accounted for under the equity method. NTT evaluates its investments in affiliates for impairment due to declines in value considered to be other than temporary. In performing its evaluations, NTT utilizes various information, as available, including cash flow projections, independent valuations and, if applicable, stock price analysis. In the event of a determination that a decline in value is other than temporary, a charge to earnings is recorded for the loss and a new cost basis in the investment is established.

Use of Estimates

Use of estimates—

The preparation of NTT's consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include revenue recognition, estimated useful lives and recover of the carrying value of property, plant and equipment, software and certain other intangibles, goodwill, investments, employees' retirement benefit obligations and income tax uncertainties and realizability of deferred tax assets.

As 2G mova mobile phone service subscribers have been steadily migrating to 3G service, FOMA, in mobile communications business, NTT Group has decided to terminate mova services on March 31, 2012 and to concentrate its management resources on FOMA services. As a result, effective October 1, 2008, NTT Group decreased the estimated useful lives of its long-term assets related to the mova services. The change resulted in a decrease of ¥60,072 million in operating income, ¥23,539 million in net income attributable to NTT, and ¥17.50 in net income attributable to NTT per share for the fiscal year ended March 31, 2009. The impact on the results of operations and financial position for the years ended March 31, 2010 and 2011 was not material.

Revenue Recognition

Revenue recognition—

Revenues arising from fixed voice related services, mobile voice related services, IP/packet communications services and other services are recognized at the time these services are provided to customers. With regard to revenues from mobile voice related services and IP/packet communications services, monthly billing plans for cellular (FOMA (3G wireless services) and mova (2G wireless services)) services generally include a certain amount of allowances (free minutes and/or packets), and the used amount of the allowances is subtracted from total usage in calculating the airtime revenue from a subscriber for the month. NTT Group introduced a billing arrangement, called "Nikagetsu Kurikoshi" (two-month carry over), in which the unused allowances are automatically carried over up to the following two months. In addition, NTT Group then introduced an arrangement which enables the unused allowances that were carried over for two months to be automatically used to cover the airtime and/or packet fees exceeding the allowances of the other subscriptions in the "Family Discount" group, a discount billing arrangement for families with between two and ten subscriptions. Out of the unused allowance in a month, NTT Group defers the revenues based on the portion which is estimated to be used in the following two months. As for the portion which is estimated to expire, NTT Group recognizes the revenue attributable to such portion of allowances ratably as the remaining allowances are utilized, in addition to the revenue recognized when subscribers make calls or utilize data transmissions.

Non-recurring upfront fees such as activation fees are deferred and recognized as revenues over the estimated average period of the subscription for each service. The related direct costs are deferred only to the extent of the non-recurring upfront fee amount and are amortized over the same period.

Revenues for expected future usage of telephone cards issued by NTT Group are deferred and are recognized as revenue as of the time they are actually used. The amount of the expected future usage is estimated based on past records of use and experience.

Sales of telecommunication equipment are recognized as income upon delivery of the equipment to purchasers, primarily agent reseller, when title to the product, and the risk and rewards of ownership have been substantially transferred. Certain commissions paid to purchasers, primarily agent resellers, are recognized as a reduction of sales of telecommunication equipment.

With regard to sales of telecommunication equipment in the mobile communications business, NTT Group enables subscribers to select installment payments over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among NTT Group, subscribers and agent resellers, NTT Group provides financing by providing funds for the purchase of the handset by the subscribers. NTT Group then includes current installment for the receivable for purchased handset with basic monthly charges and airtime charges for the installment payment term. Because equipment sales are recognized upon delivery of handsets to agent resellers, the advance payment for the purchased handset to agent resellers and subsequent cash collection of the installment receivable for the purchased handset from subscribers do not have an impact on our equipment sales.

Revenues from system integration services are recognized as works on contracts progress. However, revenues are recognized upon completion of the contracted services, in cases where the contract period is short and the difference in the impact on the financial position and/or results of operations is immaterial, or in cases where it is difficult to make a reasonable estimate on the progress of the contracted work.

Provision for estimated losses on system integration projects, if any, is made in the fiscal period in which the loss becomes evident.

Cash and Cash Equivalents, Short-Term Investments

Cash and cash equivalents, short-term investments—

Excess cash is invested in time deposits, marketable bonds of the Japanese Government or commercial paper. Those with original maturities of three months or less are classified as "Cash and cash equivalents" in the consolidated balance sheets. Those with original maturities of longer than three months and remaining maturities of 12 months or less at the end of the fiscal year are classified as "Short-term investments" in the consolidated balance sheets.

Foreign Currency Translation and Transactions

Foreign currency translation and transactions—

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end exchange rates and all income and expense accounts are translated at rates that approximate those rates prevailing at the time of transactions. The resulting translation adjustments are recognized as a component of accumulated other comprehensive income (loss).

Foreign currency receivables and payables are re-measured at appropriate year-end exchange rates and the resulting foreign currency transaction gains or losses are recorded as "Other, net" in the consolidated statements of income.

NTT Group transacts limited business in foreign currencies. The effect of exchange rate fluctuations from the initial transaction date to the settlement date is recorded as "Other, net" in the consolidated statements of income.

Marketable Securities and Other Investments

Marketable securities and other investments—

Unrealized gains and losses on available-for-sale securities, whose fair values are readily determinable, are reported as a component of accumulated other comprehensive income (loss), net of taxes. Equity securities whose fair values are not readily determinable and equity securities for which sales are restricted by contractual requirements are carried at cost. NTT Group periodically reviews the carrying amounts of its marketable securities for impairments that are other than temporary. If this evaluation indicates there is an impairment that is other than temporary, the security is written down to its estimated fair value. Debt securities designated as held-to-maturity are carried at amortized cost and are reduced to net realizable value for declines in market value unless such declines are deemed to be temporary. Realized gains and losses, which are determined on the average cost method, are reflected in income.

Inventories

Inventories—

Inventories consist of telecommunications equipment to be sold, projects in progress, materials and supplies, which are stated at the lower of cost or market. The cost of telecommunications equipment to be sold and materials is determined on a first-in first-out basis. The cost of projects in progress is mainly attributable to that of software production for customers or that of construction of real estate held for resale, including labor and subcontractors' cost based. The cost of supplies is determined by the average cost method or by the specific identification method. Due to the rapid technological changes associated with the wireless communications business, NTT DOCOMO recognized losses on write-downs and disposals of obsolete handsets during the fiscal years ended March 31, 2009, 2010 and 2011 resulting in losses totaling ¥14,180 million, ¥18,539 million and ¥9,821 million, respectively, which are included in "Cost of equipment sold" in the consolidated statements of income.

Property, Plant and Equipment and Depreciation

Property, plant and equipment and depreciation—

Property, plant and equipment are stated at cost. Depreciation is computed principally using a declining-balance method at rates based on estimated useful lives of the assets with the exception of buildings for which the straight-line method is generally used. With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Depreciation expense is computed based on the total depreciable amount, which is cost, net of estimated residual value. Maintenance and repairs, including minor renewals and betterments, are charged to income as incurred.

Capitalized Interest

Capitalized interest—

Interest is capitalized where it relates to the construction of property, plant and equipment over the period of construction. NTT Group also capitalizes interest associated with the development of internal-use software. NTT Group amortizes such capitalized interest over the estimated useful lives of the related assets. Total interest costs incurred were ¥63,893 million, ¥60,186 million and ¥58,826 million, of which ¥5,006 million, ¥5,036 million and ¥3,559 million were capitalized for the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

Impairment of Long-Lived Assets

Impairment of long-lived assets—

Long-lived assets to be held and used, including property, plant and equipment, software and certain other intangible assets with finite useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying amount of the asset, the loss recognized is the amount by which the carrying value of the asset exceeds its fair value as measured through various valuation techniques, including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary. Assets to be disposed of by sale are reported at the lower of the carrying amount or estimated fair value less costs to sell. NTT Group considered the earthquake, which occurred on March 11, 2011, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on property, plant and equipment in relation thereto.

Goodwill, Software and Other Intangible Assets

Goodwill, Software and other intangible assets—

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and recognized. Goodwill is not amortized, but tested for impairment at least annually and more frequently when indicators of impairment are present. The goodwill impairment test is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for that reporting unit and NTT Group must perform the second step of the impairment test (measurement). Fair values of the reporting units are determined using quoted market prices for reporting units that are listed and traded, and discounted cash flow analysis for those that are not. Under the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, the second step does not need to be performed. NTT Group considered the earthquake, which occurred on March 11, 2011, as a triggering event necessitating a review, and determined that it was not necessary to record any impairment losses on goodwill in relation thereto.

Intangible assets other than goodwill primarily consist of computer software. NTT Group capitalizes the cost of internal-use software, which has a useful life in excess of one year. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized computer software costs are amortized on a straight-line basis over a period of generally five years.

The intangible assets with indefinite lives are not amortized, but tested for impairment on an annual basis and when indicators of impairment are present.

Income Taxes

Income taxes—

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and the tax bases of assets or liabilities and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates, which are expected to be applicable during the periods in which existing temporary differences reverse and loss carryforwards are utilizable. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is recognized to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

The effect of income tax positions are recognized only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the changes in judgment occurs.

Derivative Financial Instruments

Derivative financial instruments—

NTT Group uses several types of derivative financial instruments to manage foreign currency exchange rate and interest rate risks. NTT Group does not use derivative instruments for trading or speculative purposes.

All derivatives are recognized as either assets or liabilities in the balance sheet at fair value and are reported in "Prepaid expenses and other current assets," "Other assets," "Current liabilities—Other" and "Long-term liabilities—Other" in the consolidated balance sheets. Classification of each derivative as current or non-current is based upon whether the maturity of each instrument is less than or greater than 12 months. Changes in fair value of derivative financial instruments are either recognized in income or shareholders' equity (as a component of accumulated other comprehensive income (loss)), depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.

The fair values of forward exchange contracts, interest rate swap agreements, and currency swap agreements are measured by inputs derived principally from observable market data provided by financial institutions.

For derivatives classified as fair value hedges, changes in the fair value of derivatives designated and effective as fair value hedges for recognized assets or liabilities or unrecognized firm commitments are recognized in earnings as offsets to changes in the fair value of the related hedged assets or liabilities.

For derivatives classified as cash flow hedges, changes in the fair value of derivatives designated and effective as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income (loss) and reclassified into earnings when the hedged transaction affects earnings.

From time to time, however, NTT Group may enter into derivatives that economically hedge certain of its risks, even though hedge accounting does not apply. In these cases, changes in the fair values of these derivatives are recognized in current period earnings.

NTT Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value or cash flow hedges to (1) specific assets or liabilities on the balance sheet or (2) specific firm commitments or forecasted transactions. NTT Group also assesses (both at the hedge's inception and on an ongoing basis at least quarterly) whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not highly effective as a hedge, NTT Group discontinues hedge accounting. The amounts representing hedges' ineffectiveness and the component of derivative instruments' gain or loss excluded from the assessment of hedge effectiveness are reported as "Other, net" in the consolidated statements of income.

Cash flows from financial instruments accounted for as hedges are classified in the consolidated statements of cash flows under the same category as the items being hedged.

Earnings Per Share

Earnings per share—

Basic earnings per share ("EPS") is computed based on the average number of shares outstanding during the year and is appropriately adjusted for any free distribution of common stock. Diluted EPS assumes the dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock. Since NTT did not issue dilutive securities, there is no difference between basic EPS and diluted EPS.

Comprehensive Income

Comprehensive income—

NTT Group's comprehensive income comprises net income plus other comprehensive income (loss) representing changing in foreign currency translation adjustments, unrealized gains/losses on securities, pension liability adjustments and unrealized gains/losses on derivative instruments, including those attributed to the noncontrolling interests. NTT Group has elected to disclose comprehensive income in the consolidated statements of changes in equity and comprehensive income and in Note 13.

Variable Interest Entities (VIEs)

Variable Interest Entities (VIEs)—

NTT consolidates VIEs if NTT has both the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

VIEs with assets totaling approximately ¥239 billion and ¥251 billion as of March 31, 2010 and 2011, respectively, which were established to develop real estate for rental, and VIEs with assets totaling approximately ¥34 billion and ¥30 billion as of March 31, 2010 and 2011, respectively, which were established to lease software, for the purpose of securitization of mainly real estate and software, have been recognized and consolidated as VIEs in which NTT Group is the primary beneficiary.

Assets and liabilities of VIEs established to develop real estate for rental and to lease software at March 31, 2010 and 2011 are included in the consolidated balance sheets as follows:

	2010
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥20,022	¥8,595
Property, plant and equipment	213,477	7,809
Investments and other assets	5,732	17,323
Current liabilities	11,037	6,961
Long-term liabilities	¥144,553	¥6,304

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,515 million, "Current portion of long-term debt" totaling ¥9,384 million and "Long-term debt" totaling ¥100,065 million, respectively.
(*2)	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥275,383 million.

	2011
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥16,389	¥2,148
Property, plant and equipment	229,494	10,792
Investments and other assets	5,329	17,030
Current liabilities	27,076	5,748
Long-term liabilities	¥128,499	¥994

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,531 million, "Current portion of long-term debt" totaling ¥25,143 million and "Long-term debt" totaling ¥84,838 million, respectively.
(*2)	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥285,632 million.

There is no VIE in which NTT Group holds significant variable interest but is not the primary beneficiary as of March 31, 2011.

Asset Retirement Obligations

Asset Retirement Obligations—

NTT Group's legal obligations associated with the retirement of tangible long-lived assets are recorded as liabilities, measured at fair value, when those obligations are incurred if a reasonable estimate of fair value can be made. Upon initially recognizing liabilities for asset retirement obligations, an entity must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived assets.

NTT Group's asset retirement obligations primarily relate to obligations to restore leased land and buildings for NTT Group's telecommunications equipment to their original condition. NTT estimates the fair value of these liabilities has concluded that the amount is immaterial.

Employees' Retirement Benefits

Employees' retirement benefits—

NTT recognizes the funded status of its benefit plan, measured as the difference between the plan assets at fair value and the benefit obligation, in the consolidated balance sheets. Changes in the funded status are recognized as changes in comprehensive income (loss) during the fiscal period in which such changes occur.

Pension benefits earned during the year as well as interest on projected benefit obligations are accrued currently.
Prior service cost and net actuarial loss in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets, both of which are included in "Accumulated other comprehensive income (loss)," are amortized over the expected average remaining service period of employees on a straight-line basis.

Reclassifications	Reclassifications— Certain items for prior years' financial statements have been reclassified to conform to the presentation for the fiscal year ended March 31, 2011.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
The Estimated Useful Lives of Depreciable Properties

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 21 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years

Schedule of Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software

	2010
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥20,022	¥8,595
Property, plant and equipment	213,477	7,809
Investments and other assets	5,732	17,323
Current liabilities	11,037	6,961
Long-term liabilities	¥144,553	¥6,304

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,515 million, "Current portion of long-term debt" totaling ¥9,384 million and "Long-term debt" totaling ¥100,065 million, respectively.
(*2)	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥275,383 million.

	2011
	Real estate for rental(*1,2)	Lease software
	Millions of yen
Current assets	¥16,389	¥2,148
Property, plant and equipment	229,494	10,792
Investments and other assets	5,329	17,030
Current liabilities	27,076	5,748
Long-term liabilities	¥128,499	¥994

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,531 million, "Current portion of long-term debt" totaling ¥25,143 million and "Long-term debt" totaling ¥84,838 million, respectively.
(*2)	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥285,632 million.

Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2011
Related Party Transactions
Schedule of Transactions with Affiliated Companies

	2009	2010	2011
	Millions of yen
Operating revenues	¥14,929	¥18,767	¥23,145

Operating expenses	¥98,661	¥96,048	¥105,682

Receivables		¥11,668	¥11,839

Payables		¥66,844	¥73,042

Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents
Schedule of Cash and Cash Equivalents

	2010	2011
	Millions of yen
Cash	¥701,481	¥875,463
Commercial paper	20,000	199,977
Time deposits, certificates of deposit and other	189,581	359,718

Total	¥911,062	¥1,435,158

Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories
Schedule of Inventories

	2010	2011
	Millions of yen
Telecommunications equipment to be sold and materials	¥151,075	¥157,318
Projects in progress	86,325	94,334
Supplies	41,469	63,331

Total	¥278,869	¥314,983

Marketable Securities and Other Investments (Tables)	12 Months Ended
Mar. 31, 2011
Marketable Securities and Other Investments
Schedule of the Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available-for-sale and Held-to-maturity Securities

	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥152,503	¥51,507	¥6,741	¥197,269
Debt securities	18,288	218	473	18,033
Held-to-maturity:
Commercial paper*	39,990	—	—	39,990
Other debt securities	11,610	195	2	11,803

Total	¥222,391	¥51,920	¥7,216	¥267,095

*	Commercial paper are "Cash and cash equivalents" totaling ¥20,000 million and "Short-term investments" totaling ¥19,990 million.

	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥136,722	¥43,094	¥3,303	¥176,513
Debt securities	32,318	320	1,022	31,616
Held-to-maturity:
Commercial paper*	259,972	—	—	259,972
Other debt securities	7,804	25	2	7,827

Total	¥436,816	¥43,439	¥4,327	¥475,928

*	Commercial paper are "Cash and cash equivalents" totaling ¥199,977 million and "Short-term investments" totaling ¥59,995 million.

Loss on Investments

	March 31, 2010
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥19,234	¥2,598	¥32,983	¥4,143
Debt securities	1,839	21	6,174	452
Held-to-maturity:
Debt securities	98	2	—	—
Cost method investments:	2,356	895	9,171	3,763

	March 31, 2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,191	¥1,340	¥11,663	¥1,963
Debt securities	9,234	532	6,544	490
Held-to-maturity:
Debt securities	1,104	2	—	—
Cost method investments:	2,875	238	11,374	3,462

Schedule of Proceeds and Gross Realized Gain and Loss

	March 31, 2009	March 31, 2010	March 31, 2011
	Millions of yen
Proceeds	¥3,210	¥77,153	¥15,749
Gross realized gain	1,149	6,623	3,248
Gross realized loss	286	5,027	401

Schedule of Held-to-maturity Debt Securities

	2010		2011
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥40,990	¥40,993	¥265,682	¥265,691
Due after 1 year through 5 years	9,924	10,102	1,131	1,129
Due after 5 years through 10 years	550	564	963	979
Due after 10 years	136	134	—	—

Total	¥51,600	¥51,793	¥267,776	¥267,799

Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Goodwill, Software and Other Intangible Assets
Schedule of Goodwill

	2010
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2009	¥34,193	¥375,346	¥41,507	¥2,571	¥453,617
Goodwill acquired during year	4,219	43,801	2,713	—	50,733
Impairment losses	—	—	(3,750)	—	(3,750)
Foreign currency translation adjustments	969	250	752	—	1,971
Other	—	—	(2,741)	—	(2,741)

Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830

	2011
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830
Goodwill acquired during year	157,399	10,852	94,551	—	262,802
Impairment losses	—	—	(1,912)	—	(1,912)
Foreign currency translation adjustments	(4,910)	(3,120)	(4,569)	—	(12,599)
Other	—	(595)	—	—	(595)

Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526

Schedule of the Major Components of Intangible Assets

	2010	2011
	Millions of yen
Amortizable intangible assets:
Computer software	¥4,977,974	¥5,306,474
Rights to use utility facilities	335,275	334,520
Other	114,593	264,260
Accumulated amortization	(3,980,624)	(4,317,440)

Total amortizable intangible assets	1,447,218	1,587,814

Non-amortizable intangible assets:
Trademarks and trade names	6,723	29,671

Total non-amortizable intangible assets	6,723	29,671

Total	¥1,453,941	¥1,617,485

Schedule of Expected Amortization Expense

Fiscal year ending March 31	Millions of yen
2012	¥460,046
2013	356,458
2014	267,789
2015	190,419
2016	111,961

Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-term Borrowings and Long-term Debt
Schedule of Short-term Debt

	2010	2011
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.64% and 0.43% per annum at March 31, 2010 and 2011, respectively	¥93,470	¥134,898
Commercial paper bearing interest at weighted average rates of 0.12% and 0.17% per annum at March 31, 2010 and 2011, respectively	215,994	200,989

Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	1,133	5,680

	¥310,597	¥341,567

Schedule of Long-term Debt

	2010	2011
	Millions of yen
Debt denominated in Japanese yen:
0.36% – 2.06% coupon bonds due 2011 – 2020	¥2,318,151	¥2,128,633
0.54% – 1.13% floating rate bonds due 2011 – 2013	239,128	167,192
Secured indebtedness to financial institutions—
2.18% (weighted average) loans due 2011 – 2029	51,082	49,086
0.71% (weighted average) floating rate loans due 2011	30,698	24,226
Unsecured indebtedness to financial institutions—
1.37% (weighted average) loans due 2011 – 2031	1,290,482	1,527,729
0.56% (weighted average) floating rate loans due 2011 – 2020	70,647	75,975

	4,000,188	3,972,841

Debt denominated in foreign currencies:
1.88% – 2.25% Swiss franc bonds due 2012 – 2013	70,553	73,177
4.13% Euro notes due 2011	63,210	59,535
Unsecured indebtedness to financial institutions—
2.52% (weighted average) U.S. dollar loans due 2011 – 2019	6,216	15,945
0.62% (weighted average) U.S. dollar floating rate loans due 2011 – 2022	14,596	46,596
17.37% (weighted average) South African Rand loans due 2011 – 2017	—	16,829
Other loans due 2011 – 2028	3,693	8,146

	158,268	220,228

Total long-term debt principal	4,158,456	4,193,069
Less—Deferred bond discounts	(464)	(395)

	4,157,992	4,192,674
Less—Current maturities	(781,323)	(698,476)

Total long-term debt	¥3,376,669	¥3,494,198

Schedule of Maturities of Long-term Debt

Fiscal year ending March 31	Millions of yen
2012	¥698,476
2013	647,886
2014	691,498
2015	405,849
2016	353,263
Thereafter	1,395,702

Total	¥4,192,674

Employees' Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2011
NTT CDBP [Member]
Schedule of Reconciliation of Changes in Plans, Benefit Obligations, and Fair Value of Plan Assets

	2010	2011
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,294,309	¥1,338,782
Service cost	36,415	36,591
Interest cost	28,084	27,866
Actuarial loss (gain)	9,298	34,091
Other	(7,831)	(743)
Benefit payments	(21,493)	(23,238)

Benefit obligation, end of year	1,338,782	1,413,349

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	830,614	921,356
Actual return on plan assets	105,893	(23,447)
Employer contributions	7,903	7,652
Employee contributions	3,605	3,615
Other	(5,166)	(507)
Benefits payments	(21,493)	(23,238)

Fair value of plan assets, end of year	921,356	885,431

At March 31:
Under funded status	¥(417,426)	¥(527,918)

Schedule of Amounts Recognized in Consolidated Balance Sheets

	2010	2011
	Millions of yen
At March 31:
Liability for employees' retirement benefits	¥(417,426)	¥(527,918)
Accumulated other comprehensive loss	110,186	182,711

Net amount recognized	¥(307,240)	¥(345,207)

Schedule of Charges to Income for Employees' Retirement Benefits

	2009	2010	2011
	Millions of yen
Service cost	¥37,043	¥36,415	¥36,591
Interest cost on projected benefit obligation	28,419	28,084	27,866
Expected return on plan assets	(23,994)	(20,539)	(22,858)
Amortization of net actuarial loss	8,122	18,869	12,488
Amortization of prior service cost	(4,531)	(4,597)	(4,526)
Employee contributions	(3,712)	(3,605)	(3,615)

Total	¥41,347	¥54,627	¥45,946

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

	2010	2011
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(76,056)	¥80,396
Amortization of net actuarial loss	(18,869)	(12,488)
Amortization of prior service cost	4,597	4,526
Other	(2,576)	91

Total	¥(92,904)	¥72,525

Schedule of Weighted-Average Assumptions

	2009	2010	2011
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	3.4%	3.4%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.3%	2.2%	2.1%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

Schedule of Fair Values of Pension Plan Assets

	2010
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥1,355	¥1,355	—	—

Debt securities
Japanese government bonds/local government bonds	241,374	216,988	24,386	—
Domestic corporate bonds	242,272	—	242,272	—
Foreign government bonds	55,681	51,006	4,675	—
Foreign corporate bonds	2,871	263	1,471	1,137

Equity securities
Domestic	178,172	175,719	2,453	—
Foreign	84,748	84,748	—	—

Securities investment trust
Domestic/debt securities	21,661	—	21,661	—
Domestic/equity securities	14,811	—	14,811	—
Foreign/debt securities	8,643	—	8,643	—
Foreign/equity securities	9,420	—	9,420	—

Life insurance company general accounts	53,146	—	53,146	—

Others	7,202	—	(2)	7,204

Total	¥921,356	¥530,079	¥382,936	¥8,341

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥(3,545)	¥(3,545)	—	—

Debt securities
Japanese government bonds/local government bonds	149,044	132,538	16,506	—
Domestic corporate bonds	220,970	—	220,970	—
Foreign government bonds	71,123	67,418	3,705	—
Foreign corporate bonds	2,331	320	2,011	—

Equity securities
Domestic	211,577	211,010	567	—
Foreign	122,184	122,184	—	—

Securities investment trust
Domestic/debt securities	11,724	—	11,724	—
Domestic/equity securities	22,247	—	22,247	—
Foreign/debt securities	8,365	—	8,365	—
Foreign/equity securities	9,598	—	9,598	—

Life insurance company general accounts	53,907	—	53,907	—

Others	5,906	—	2	5,904

Total	¥885,431	¥529,925	¥349,602	¥5,904

Schedule of Estimated Future Benefit Payments

Year ending March 31	Millions of yen
2012	¥27,924
2013	34,657
2014	38,000
2015	41,003
2016	43,846
2017-2021	248,034

Total	¥433,464

Non-contributory Funded Contract-type Corporate Pension Plans (Member)
Schedule of Reconciliation of Changes in Plans, Benefit Obligations, and Fair Value of Plan Assets

	2010	2011
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,212,663	¥2,166,730
Service cost	75,818	75,251
Interest cost	46,906	43,854
Plan amendment	(56)	(31)
Actuarial loss (gain)	8,693	6,243
Other	3,106	4,638
Benefit payments (Lump-sum severance payments and Pension)	(180,400)	(201,878)

Benefit obligation, end of year	2,166,730	2,094,807

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,036,591	1,136,409
Actual return on plan assets	151,193	(16,478)
Employer contributions	52,282	72,040
Other	2,366	3,076
Benefit payments (Pension)	(106,023)	(108,247)

Fair value of plan assets, end of year	1,136,409	1,086,800

At March 31:
Under funded status	¥(1,030,321)	¥(1,008,007)

Schedule of Amounts Recognized in Consolidated Balance Sheets

	2010	2011
	Millions of yen
At March 31:
Liability for employees' retirement benefits	¥(1,030,355)	¥(1,008,046)
Other assets	34	39
Accumulated other comprehensive loss (income)	251,293	310,145

Net amount recognized	¥(779,028)	¥(697,862)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

	2010	2011
	Millions of yen
At March 31:
Net actuarial loss	¥314,466	¥351,345
Transition obligation	1,281	1,112
Prior service cost(*)	(64,454)	(42,312)

Total	¥251,293	¥310,145

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets in Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets

	2010	2011
	Millions of yen
At March 31:
Projected benefit obligation	¥2,165,748	¥2,093,675
Fair value of plan assets	1,135,376	1,085,593

Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets in Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

	2010	2011
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,146,523	¥2,074,323
Fair value of plan assets	1,135,376	1,085,593

Schedule of Charges to Income for Employees' Retirement Benefits

	2009	2010	2011
	Millions of yen
Service cost	¥75,275	¥75,818	¥75,251
Interest cost on projected benefit obligation	49,598	46,906	43,854
Expected return on plan assets	(31,398)	(25,171)	(24,819)
Amortization of net actuarial loss	2,958	26,779	11,936
Amortization of transition obligation	138	134	169
Amortization of prior service cost	(27,607)	(22,292)	(22,279)

Total	¥68,964	¥102,174	¥84,112

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

	2010	2011
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(117,329)	¥47,540
Amortization of net actuarial loss	(26,779)	(11,936)
Amortization of transition obligation	(134)	(169)
Accrued past service liability	(56)	(31)
Amortization of prior service cost	22,292	22,279
Other	98	1,169

Total	¥(121,908)	¥58,852

Schedule of Weighted-Average Assumptions

	2009	2010	2011
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	2.5-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.3%	2.2%	2.1%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	1.9-3.2%
Expected long-term return on plan assets	2.5%	2.5%	2.3%

Schedule of Fair Values of Pension Plan Assets

	2010
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,784	¥7,784	—	—

Debt securities
Japanese government bonds/local government bonds	313,477	280,435	33,042	—
Domestic corporate bonds	107,128	—	107,128	—
Foreign government bonds	95,001	86,571	8,430	—
Foreign corporate bonds	5,653	373	4,361	919

Equity securities
Domestic	287,951	283,258	4,693	—
Foreign	142,599	142,599	—	—

Securities investment trust
Domestic/debt securities	13,300	—	13,300	—
Domestic/equity securities	21,923	—	21,923	—
Foreign/debt securities	6,455	—	6,455	—
Foreign/equity securities	15,172	—	15,172	—

Life insurance company general accounts	118,187	—	118,187	—

Others	1,779	—	(3)	1,782

Total	¥1,136,409	¥801,020	¥332,688	¥2,701

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥14,316	¥14,316	—	—

Debt securities
Japanese government bonds/local government bonds	308,776	286,240	22,536	—
Domestic corporate bonds	115,223	—	115,223	—
Foreign government bonds	140,943	132,706	8,237	—
Foreign corporate bonds	6,914	1,507	5,207	200

Equity securities
Domestic	229,396	228,994	402	—
Foreign	91,201	91,201	—	—

Securities investment trust
Domestic/debt securities	16,082	—	16,082	—
Domestic/equity securities	16,603	—	16,603	—
Foreign/debt securities	10,515	—	10,515	—
Foreign/equity securities	9,712	—	9,712	—

Life insurance company general accounts	125,186	—	125,186	—

Others	1,933	—	(36)	1,969

Total	¥1,086,800	¥754,964	¥329,667	¥2,169

Schedule of Estimated Future Benefit Payments

Year ending March 31	Millions of yen
2012	¥181,583
2013	188,896
2014	189,476
2015	180,978
2016	180,318
2017-2021	668,754

Total	¥1,590,005

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Schedule of Income Taxes Recognized

	2009	2010	2011
	Millions of yen
Income (loss) from continuing operations	¥370,083	¥447,001	¥475,592
Equity in earnings (losses) of affiliated companies	(2,634)	4,821	(1,027)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(11,307)	16,013	(1,306)
Unrealized gain (loss) on derivative instruments	3,615	(562)	(1,302)
Foreign currency translation adjustments	(13,348)	3,558	(12,818)
Pension liability adjustments	(158,242)	79,525	(49,557)

Total income taxes	¥188,167	¥550,356	¥409,582

Schedule of the Difference between the Effective Income Tax Rate and the Statutory Tax Rate

	Percent of income before income taxes and equity in earnings of affiliated companies
	2009	2010	2011
Statutory tax rate	40.64%	40.65%	40.65%
Tax credit	(0.81)	(1.80)	(1.61)
Net change in valuation allowance	0.71	0.98	0.59
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries	(7.85)	(0.39)	—
Other	0.80	0.47	0.82

Effective tax rate	33.49%	39.91%	40.45%

Schedule of Components of Deferred Tax Assets and Liabilities

	2010	2011
	Millions of yen
Deferred tax assets:
Liability for employees' retirement benefits	¥592,265	¥627,346
Accrued enterprise tax	19,337	17,114
Property, plant and equipment and intangible assets principally due to differences in depreciation	437,383	437,054
Compensated absences	105,030	103,659
Accrued bonus	45,290	45,851
Unamortized purchases of leased assets	14,897	11,388
Operating loss carryforwards	186,745	175,472
Accrued liabilities for loyalty programs	110,700	121,109
Deferred revenues regarding Nikagetsu Kurikoshi	29,451	28,453
Foreign currency translation adjustments	8,993	21,809
Other	150,283	159,345

Total gross deferred tax assets	1,700,374	1,748,600
Less—Valuation allowance	(265,850)	(274,559)

Total deferred tax assets	1,434,524	1,474,041

Deferred tax liabilities:
Unrealized gains on securities	(6,952)	(3,343)
Special depreciation reserve	(83)	(112)
Issuance of subsidiaries common stock etc.	(354,449)	(347,597)
Other	(136,241)	(175,187)

Total gross deferred tax liabilities	(497,725)	(526,239)

Net deferred tax assets	¥936,799	¥947,802

Schedule of Net Deferred Tax Assets

	2010	2011
	Millions of yen
Deferred income taxes (current assets)	¥257,793	¥244,881
Deferred income taxes (investments and other assets)	828,935	886,953
Other current liabilities	(1,124)	(222)
Other long-term liabilities	(148,805)	(183,810)

Total	¥936,799	¥947,802

Schedule of Deductions Used in Determining Taxable Income in Future Periods

Year ending March 31	Millions of yen
Within 5 years	¥363,516
6 to 20 years	308,504
Indefinite periods	59,038

Total	¥731,058

Schedule of Unrecognized Tax Benefits

2011
Millions of yen
Balance at March 31, 2010	—
Acquisition	5,345
Increase in tax position of current year	22
Foreign currency translation adjustments	70

Balance at March 31, 2011	5,437

Equity (Tables)	12 Months Ended
Mar. 31, 2011
Equity
Schedule of Shares of Common Stock and Treasury Stock

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2008	15,741,209	2,102,470.82
Acquisition of treasury stock through purchase of fractional shares	—	2,726.22
Purchase of treasury stock under resolution of the board of directors	—	341,307.00
Resale of treasury stock to fractional shareholders	—	(1,824.08)
Effect of stock split	1,558,379,691	242,023,316.04
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	10,623
Purchase of treasury stock under resolution of the board of directors	—	6,386,800
Resale of treasury stock to holders of less-than-one-unit shares	—	(21,252)
Balance at March 31, 2009	1,574,120,900	250,844,167
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	130,382
Resale of treasury stock to holders of less-than-one-unit shares	—	(50,884)
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)

Balance at March 31, 2011	1,448,659,067	125,524,000

Schedule of Accumulated Other Comprehensive Income (Loss)

	2009	2010	2011
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥39,028	¥17,470	¥33,128
Change during the year	(21,558)	15,658	(4,155)

At end of year	¥17,470	¥33,128	¥28,973

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥(3,481)	¥1,613	¥686
Change during the year	5,094	(927)	(1,643)

At end of year	¥1,613	¥686	¥(957)

Foreign currency translation adjustments:
At beginning of year	¥29,773	¥(16,265)	¥(8,478)
Change during the year	(46,038)	7,787	(32,770)

At end of year	¥(16,265)	¥(8,478)	¥(41,248)

Pension liability adjustments:
At beginning of year	¥(91,748)	¥(344,735)	¥(214,942)
Change during the year	(252,987)	129,793	(75,534)

At end of year	¥(344,735)	¥(214,942)	¥(290,476)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(26,428)	¥(341,917)	¥(189,606)
Change during the year	(315,489)	152,311	(114,102)

At end of year	¥(341,917)	¥(189,606)	¥(303,708)

Schedule of Change in Unrealized Gain (Loss) on Derivative Instruments

	2009
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥11,817	¥6,926
Less—Reclassification adjustment for realized gain included in net income	(3,108)	(1,832)

Net change in unrealized gain (loss) on derivative instruments	¥8,709	¥5,094

	2010
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥668	¥367
Less—Reclassification adjustment for realized gain included in net income	(2,157)	(1,294)

Net change in unrealized gain (loss) on derivative instruments	¥(1,489)	¥(927)

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(1,795)	¥(918)
Less—Reclassification adjustment for realized gain included in net income	(1,150)	(725)

Net change in unrealized gain (loss) on derivative instruments	¥(2,945)	¥(1,643)

Schedule of Changes in Accumulated Postemployment Benefit Obligations

	2010	2011
	Millions of yen
Net gain (loss) arising during period, before tax	¥193,129	¥(127,367)
Prior service cost arising during period, before tax	56	79

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	45,693	24,492
Amortization of transition obligation	141	184
Amortization of prior service cost	(26,889)	(26,811)
Other	(2,812)	4,332

Change of pension liability adjustments during the year, before tax	209,318	(125,091)

Income tax expense related to pension liability adjustments	(79,525)	49,557

Change of pension liability adjustments during the year, net of tax	¥129,793	¥(75,534)

Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2009:
Unrealized gain (loss) on securities	¥(36,203)	¥11,307	¥(24,896)
Unrealized gain (loss) on derivative instruments	8,577	(3,615)	4,962
Foreign currency translation adjustments	(73,641)	13,348	(60,293)
Pension liability adjustment	(424,372)	158,242	(266,130)

Other comprehensive income (loss)	¥(525,639)	¥179,282	¥(346,357)

For the fiscal year ended March 31, 2010:
Unrealized gain (loss) on securities	¥36,582	¥(16,013)	¥20,569
Unrealized gain (loss) on derivative instruments	(1,526)	562	(964)
Foreign currency translation adjustments	13,202	(3,558)	9,644
Pension liability adjustments	214,494	(79,525)	134,969

Other comprehensive income (loss)	¥262,752	¥(98,534)	¥164,218

For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value Measurements
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
	2010
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥87,411	¥87,282	¥129	¥—
Foreign equity securities	109,858	109,858	—	—
Domestic debt securities	15,187	1,010	13,110	1,067
Foreign debt securities	2,846	102	2,744	—
Derivatives:
Forward exchange contracts	8	—	8	—
Interest rate swap agreements	3,342	—	3,342	—
Currency swap agreements	946	—	946	—

Liabilities
Derivatives:
Forward exchange contracts	196	—	196	—
Interest rate swap agreements	2,178	—	2,178	—
Currency swap agreements	4,385	—	4,385	—
Currency option agreements	¥1,552	¥—	¥1,552	¥—

There were no significant transfers between Level 1 and Level 2.

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥74,834	¥74,722	¥112	¥—
Foreign equity securities	101,679	101,679	—	—
Domestic debt securities	23,570	5,190	14,077	4,303
Foreign debt securities	8,046	33	8,013	—
Derivatives:
Forward exchange contracts	832	—	832	—
Interest rate swap agreements	1,281	—	1,281	—
Currency swap agreements	1,608	—	1,608	—
Currency option agreements	1	—	1	—

Liabilities
Derivatives:
Forward exchange contracts	1,035	—	1,035	—
Interest rate swap agreements	1,921	—	1,921	—
Currency swap agreements	9,529	—	9,529	—
Currency option agreements	¥1,860	¥—	¥1,860	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

There were no significant transfers between Level 1 and Level 2.

Schedule of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis
	2010
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Losses (before tax)
	Millions of yen
Assets
Real estate	¥18,411	—	—	¥18,411	¥6,294
Cost method investments	6,629	—	6,017	612	7,963
Goodwill	9,788	—	—	9,788	3,750

	2011
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Losses (before tax)
	Millions of yen
Assets
Real estate	¥9,511	—	—	¥9,511	¥1,928
Cost method investments	1,195	—	532	663	3,052
Goodwill	6,089	—	—	6,089	1,912

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Business Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2011
Business Segments and Geographic Information
Schedule of Sales and Operating Revenue

Year Ended March 31	2009	2010	2011
	Millions of yen
Sales and operating revenue:
Regional communications business—
Customers	¥3,499,092	¥3,449,437	¥3,529,551
Intersegment	565,680	514,906	497,657

Total	4,064,772	3,964,343	4,027,208
Long distance and international communications business—(*)
Customers	1,191,989	1,145,949	1,223,429
Intersegment	123,507	113,693	109,223

Total	1,315,496	1,259,642	1,332,652
Mobile communications business—
Customers	4,398,425	4,243,432	4,191,795
Intersegment	49,555	40,972	32,478

Total	4,447,980	4,284,404	4,224,273
Data communications business—
Customers	997,621	1,007,274	1,031,107
Intersegment	129,621	125,239	132,081

Total	1,127,242	1,132,513	1,163,188
Other—
Customers	329,178	335,284	329,121
Intersegment	836,012	797,332	791,146

Total	1,165,190	1,132,616	1,120,267
Elimination	(1,704,375)	(1,592,142)	(1,562,585)

Consolidated total	¥10,416,305	¥10,181,376	¥10,305,003

(*)	The operating revenues (Customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 includes Dimension Data's operating revenues of ¥78,461 million.

Schedule of Segment Profit

Year Ended March 31	2009	2010	2011
	Millions of yen
Segment profit:
Regional communications business	¥70,454	¥82,105	¥127,252
Long distance and international communications business	96,861	98,230	97,089
Mobile communications business	825,403	828,449	839,102
Data communications business	86,772	64,866	76,978
Other	15,178	13,326	44,857

Total	1,094,668	1,086,976	1,185,278
Elimination	15,084	30,717	29,631

Consolidated operating income	1,109,752	1,117,693	1,214,909
Other income	167,505	102,071	73,829
Other expenses	172,094	99,693	112,941

Consolidated income (loss) before income taxes and equity in earnings (losses) of affiliated companies	¥1,105,163	¥1,120,071	¥1,175,797

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥118	¥177	¥77
Long distance and international communications business	366	657	432
Mobile communications business	(2,074)	(3,105)	(9,913)
Data communications business	278	(142)	91
Other	(604)	11,207	10,983

Consolidated total	¥(1,916)	¥8,794	¥1,670

Schedule of Segment Assets

As of March 31	2009	2010	2011
	Millions of yen
Segment Assets:
Regional communications business	¥7,748,563	¥7,642,212	¥7,659,004
Long distance and international communications business	1,338,317	1,315,930	1,770,589
Mobile communications business	6,639,893	6,905,750	6,945,024
Data communications business	1,361,709	1,324,508	1,502,352
Other	9,925,600	9,901,694	10,009,775

Total segment assets	27,014,082	27,090,094	27,886,744
Elimination	(8,217,694)	(8,151,039)	(8,221,148)

Consolidated total assets	¥18,796,388	¥18,939,055	¥19,665,596

(Note)	Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See Note 8.

Schedule of Other Significant Items

Year Ended March 31	2009	2010	2011
	Millions of yen
Depreciation and amortization:
Regional communications business	¥909,352	¥884,810	¥847,483
Long distance and international communications business	138,035	137,269	134,423
Mobile communications business	809,715	706,942	698,690
Data communications business	151,205	151,067	148,404
Other	123,549	125,165	127,419

Total	2,131,856	2,005,253	1,956,419
Elimination	7,319	6,811	6,115

Consolidated total	¥2,139,175	¥2,012,064	¥1,962,534

Capital investments for segment assets:
Regional communications business	¥879,313	¥874,204	¥806,953
Long distance and international communications business	140,057	129,010	135,452
Mobile communications business	737,606	686,508	668,476
Data communications business	180,068	162,571	139,070
Other	208,020	134,831	120,155

Consolidated total	¥2,145,064	¥1,987,124	¥1,870,106

Point program expenses:
Regional communications business	¥—	¥—	¥7,760
Long distance and international communications business	1,634	1,842	2,145
Mobile communications business	114,725	142,220	126,847

Consolidated total	¥116,359	¥144,062	¥136,752

Leases (Tables)	12 Months Ended
Mar. 31, 2011
Leases
Schedule of Capital Leased Assets

Class of property	2010	2011
	Millions of yen
Buildings	¥7,748	¥7,365
Machinery, vessels and tools	99,865	90,532
Accumulated depreciation	(65,002)	(53,758)

Total	¥42,611	¥44,139

Schedule of Future Minimum Lease Payments for Capital Leases

Year ending March 31	Millions of yen
2012	¥24,158
2013	16,914
2014	10,495
2015	6,507
2016	3,604
Thereafter	8,170

Total minimum lease payments	69,848
Less—Amount representing interest	(13,677)

Present value of net minimum lease payments	56,171
Less—Current obligation(*)	(21,353)

Long-term capital lease obligations	¥34,818

(*)	Current obligation is included in "Other (Current liabilities)" in the consolidated balance sheets.

Schedule of Future Minimum Rental Payments for Operating Leases

Year ending March 31	Millions of yen
2012	¥19,540
2013	15,674
2014	13,262
2015	4,174
2016	2,484
Thereafter	10,940

Total	¥66,074

Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Changes in the Fair Value of the Derivatives Designated as Fair Value Hedges and the Hedged Items Recorded in the Consolidated Statements of Income

	2009
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(67)	¥67

	2010
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(136)	¥136

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

Schedule of Changes in Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)

	2010	2011
	Millions of yen
Forward exchange contracts	¥26	¥(187)
Interest rate swap agreements	(339)	(1,289)
Currency swap agreements	(1,003)	(910)

Total	¥(1,316)	¥(2,386)

Schedule of Amounts of Gain (Loss) on Cash Flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings

	Consolidated statements of income item	2009	2010	2011
		Millions of yen
Forward exchange contracts	Other, net	¥50	¥(33)	¥(114)
Interest rate swap agreements	Other, net	(134)	(413)	(654)
Currency swap agreements	Other, net	3,192	2,603	1,919

Total		¥3,108	¥2,157	¥1,150

Schedule of Changes in the Fair Value of the Derivatives Not Designated as Hedging Instruments Recorded in the Consolidated Statements of Income

	Consolidated statements of income item	2009	2010	2011
		Millions of yen
Forward exchange contracts	Other, net	¥(4,060)	¥(5)	¥(4,815)
Interest rate swap agreements	Other, net	(102)	(347)	74
Currency swap agreements	Other, net	(10,734)	14	(14)
Currency option agreements	Other, net	—	(1,552)	(3,426)

Total		(14,896)	(1,890)	(8,181)

Schedule of Estimated Fair Value of Financial Instruments

	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,157,992	¥4,290,762	¥4,192,674	¥4,354,131

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

	2010	2011
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥8	¥485
Interest rate swap agreements
Prepaid expenses and other current assets	631	1,235
Other assets	2,697	46
Currency swap agreements
Prepaid expenses and other current assets	—	5
Other assets	932	1,603

Subtotal	4,268	3,374

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	—	347
Interest rate swap agreements
Other assets	14	—
Currency swap agreements
Prepaid expenses and other current assets	14	—
Currency option agreements
Prepaid expenses and other current assets	—	1

Subtotal	28	348

Total	¥4,296	¥3,722

	2010	2011
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥196	¥4
Interest rate swap agreements
Other (Current liabilities)	51	153
Other (Long-term liabilities)	1,456	1,185
Currency swap agreements
Other (Current liabilities)	—	7,387
Other (Long-term liabilities)	4,385	2,142

Subtotal	6,088	10,871

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	—	941
Other (Long-term liabilities)	—	90
Interest rate swap agreements
Other (Current liabilities)	186	109
Other (Long-term liabilities)	485	474
Currency option agreements
Other (Current liabilities)	168	1
Other (Long-term liabilities)	1,384	1,859

Subtotal	2,223	3,474

Total	¥8,311	¥14,345

Cash Flow Hedging [Member]
Schedule of Notional Amounts of Outstanding Derivative Positions

	2010	2011
	Millions of yen
Forward exchange contracts	¥6,927	¥5,666
Interest rate swap agreements	153,130	135,280
Currency swap agreements	¥142,666	¥142,280

Nondesignated [Member]
Schedule of Notional Amounts of Outstanding Derivative Positions

	2010	2011
	Millions of yen
Forward exchange contracts	¥8	¥36,761
Interest rate swap agreements	80,000	89,332
Currency swap agreements	293	—
Currency option agreements	19,889	12,760

Financing Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Allowance For Credit Losses And Financing Receivables

	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
collectively evaluated for impairment	5,204	14,916	5,684	4,877	3	30,684
individually evaluated for impairment	2,389	11,475	6,407	—	70	20,341
Financing receivable:
Balance at March 31, 2011	¥330,331	¥439,326	¥68,085	¥191,919	¥1,319	¥1,030,980
collectively evaluated for impairment	327,444	424,480	57,613	191,919	883	1,002,339
individually evaluated for impairment	2,887	14,846	10,472	—	436	28,641

Schedule of Financing Receivables, Non-accrual Status

March 31, 2011
Millions of yen
Installment sales receivable	¥738
Lease receivable	8,876
Loans receivable	11,758
Credit receivable	1,712
Others	—

Total	¥23,084

Age of the Recorded Investment in Financing Receivables

	March 31, 2011
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥323,790	¥1,854	¥4,687	¥330,331	¥640
Lease receivable	455,201	942	12,898	469,041	4,022
Credit receivable	187,746	2,653	1,712	192,111	—
Others	1,384	10	242	1,636	—
Total	¥968,121	¥5,459	¥19,539	¥993,119	¥4,662

Impaired Financing Receivables

	March 31, 2011
	Recorded Investment	Related Allowance	Unpaid Principal Balance
	Millions of yen
With an allowance recorded	¥11,733	¥7,578	¥11,733
With no related allowance recorded	19	—	52

Loans Receivable [Member]
Age of the Recorded Investment in Financing Receivables

	March 31, 2011
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥189,118	¥11,920	¥201,038	¥—

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Schedule of the Aggregate Amount of Payments for Commitments Outstanding

Fiscal year ending March 31	Millions of yen
2012	¥241,266
2013	37,395
2014	21,062
2015	1,516
2016	1,022
Thereafter	2,629

Total	¥304,890

Business Combinations (Tables)	12 Months Ended
Mar. 31, 2011
Business Combinations
Amounts for Assets Acquired and Liabilities Assumed

Millions of yen
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	¥48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangibles	108,705
Other assets	18,047

Total assets acquired	335,936

Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868

Total liabilities assumed	205,922

Total net assets acquired	130,014

Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488

Acquisition cost	260,571

Pro Forma Net Income and Earnings per Share

	2010	2011
	Millions of yen
Operating revenues	¥10,561,799	¥10,670,714
Operating income	1,121,978	1,225,016
Net income attributable to NTT	493,866	514,881
Earnings per share (Yen)	373.22	389.13

Subsequent Events (Tables)	12 Months Ended
Mar. 31, 2011
Subsequent Events
Schedule of Bonds Issued

Date of payment	May 31, 2011
Issue amount	¥100 billion
Issue price	¥99.96 per ¥100
Interest rate	1.21%
Date of maturity	March 19, 2021
Use of proceeds	Capital investments and acquisition of treasury stock

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts
Schedule of Valuation Allowance

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2009:
Allowance for doubtful accounts	¥36,286	¥27,749	¥(18,827)	¥45,208

Fiscal year ended March 31, 2010:
Allowance for doubtful accounts	¥45,208	¥18,453	¥(22,569)	¥41,092

Fiscal year ended March 31, 2011:
Allowance for doubtful accounts	¥41,092	¥30,282	¥(25,467)	¥45,907

*1: Amounts written off.
	Balance at beginning of period	Additions	Deductions	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2009:
Valuation allowance—Deferred tax assets	¥279,573	¥33,938	¥(12,489)	¥301,022

Fiscal year ended March 31, 2010:
Valuation allowance—Deferred tax assets	¥301,022	¥22,392	¥(57,564)	¥265,850

Fiscal year ended March 31, 2011:
Valuation allowance—Deferred tax assets	¥265,850	¥48,496	¥(39,787)	¥274,559

Nature of Operations (Narrative) (Details) (Japanese Government [Member])	Mar. 31, 2011
Japanese Government [Member]
Ownership ratio of issued stock	36.60%

Summary of Significant Accounting Policies (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Summary of Significant Accounting Policies
Change in the estimated useful lives of its long-term assets related to the mova services results on operating income			¥ 60,072,000,000
Changes in the estimated useful lives of its long-term assets related to the mova services results on net income attributable to the Company			23,539,000,000
Changes in the estimated useful lives of its long-term assets related to the mova services results on net income attributable to the Company per share			17.5
Inventory write-down	9,821,000,000	18,539,000,000	14,180,000,000
Interest costs incurred	58,826,000,000	60,186,000,000	63,893,000,000
Interest costs, capitalized during period	3,559,000,000	5,036,000,000	5,006,000,000
Recognized income tax positions chance of being sustained, minimum	50.00%
VIEs established to develop real estate for rental assets	251,000,000,000	239,000,000,000
VIEs established to lease software assets	¥ 30,000,000,000	¥ 34,000,000,000

Summary of Significant Accounting Policies (Estimated Useful Lives of Depreciable Properties (Estimated Economic Life)) (Details)	12 Months Ended
Mar. 31, 2011
Digital Switch Equipment (Including Wireless Telecommunications Equipment) [Member]
Property, plant and equipment, useful life, minimum, years	8
Property, plant and equipment, useful life, maximum, years	16
Cables [Member]
Property, plant and equipment, useful life, minimum, years	13
Property, plant and equipment, useful life, maximum, years	21
Tubes and Tunnels [Member]
Property, plant and equipment, useful life, average, years	50
Reinforced Concrete Buildings [Member]
Property, plant and equipment, useful life, minimum, years	42
Property, plant and equipment, useful life, maximum, years	56
Machinery, Vessels and Tools [Member]
Property, plant and equipment, useful life, minimum, years	3
Property, plant and equipment, useful life, maximum, years	26

Summary of Significant Accounting Policies (Assets and Liabilities of VIEs Established to Develop Real Estate for Rental and to Lease Software) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Current assets	¥ 4,770,297		¥ 4,245,699
Property, plant and equipment	9,900,640		10,057,546
Investments and other assets	4,994,659		4,635,810
Current liabilities	3,689,072		3,588,310
Long-term liabilities	5,895,592		5,579,866
VIEs established to develop real estate for rental, land			135,515
VIEs established to develop real estate for rental, long-term debt	135,531
Current portion of long-term debt	25,143		9,384
Noncurrent portion of long-term debt	84,838		100,065
Land and buildings pledged to secured debt	285,632		275,383
VIEs Established to Develop Real Estate for Rental [Member]
Current assets	16,389	[1],[2]	20,022	[1],[2]
Property, plant and equipment	229,494	[1],[2]	213,477	[1],[2]
Investments and other assets	5,329	[1],[2]	5,732	[1],[2]
Current liabilities	27,076	[1],[2]	11,037	[1],[2]
Long-term liabilities	128,499	[1],[2]	144,553	[1],[2]
VIEs Established to Lease Software [Member]
Current assets	2,148		8,595
Property, plant and equipment	10,792		7,809
Investments and other assets	17,030		17,323
Current liabilities	5,748		6,961
Long-term liabilities	¥ 994		¥ 6,304

[1]	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥275,383 million.
[2]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,515 million, "Current portion of long-term debt" totaling ¥9,384 million and "Long-term debt" totaling ¥100,065 million, respectively.

Related Party Transactions (Transactions With Affiliated Companies) (Details) (Affiliated Entity [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Affiliated Entity [Member]
Operating revenues	¥ 23,145	¥ 18,767	¥ 14,929
Operating expenses	105,682	96,048	98,661
Receivables	11,839	11,668
Payables	73,042	66,844
Proceeds from dividends received	¥ 18,527	¥ 18,284	¥ 18,446

Cash and Cash Equivalents (Cash and Cash Equivalents) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Cash and Cash Equivalents
Cash	¥ 875,463	¥ 701,481
Commercial paper	199,977	20,000
Time deposits, certificates of deposit and other	359,718	189,581
Total	¥ 1,435,158	¥ 911,062	¥ 1,052,777	¥ 1,169,566

Inventories (Inventories) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Telecommunications equipment to be sold and materials	¥ 157,318	¥ 151,075
Projects in progress	94,334	86,325
Supplies	63,331	41,469
Total	¥ 314,983	¥ 278,869

Investments in Affiliated Companies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2009 Philippine Long Distance Telephone Company [Member]	Mar. 31, 2011 Philippine Long Distance Telephone Company [Member]	Mar. 31, 2010 Philippine Long Distance Telephone Company [Member]	Feb. 29, 2008 Philippine Long Distance Telephone Company [Member]	Feb. 28, 2007 Philippine Long Distance Telephone Company [Member]	Mar. 31, 2010 Tata Teleservices Limited [Member]	Jan. 31, 2011 Tata Teleservices Limited [Member]	Mar. 25, 2009 Tata Teleservices Limited [Member]
Equity method investment, acquired ownership percentage							7.00%				26.00%
Equity method investment, aggregate cost							¥ 98,943			¥ 14,424	¥ 252,321
Equity method investment, ownership percentage							21.00%	13.00%		27.00%
Equity in (earnings) losses of affiliated companies (Note 6)	(1,670)	(8,794)	1,916	3,991					2,788
Investments in affiliates, period decrease				6,754					4,710
Carrying amount of investment					104,748	117,233
Aggregate market price					176,729	198,332
Equity method investment, other than temporary impairment			8,982
Share of undistributed earnings of affiliated companies included in consolidated retained earnings	61,016	61,736	59,778
Investments in and advances to affiliates, balance, principal amount	112,859
Investments in and advances to affiliates, at fair value	192,237
Equity method investment, difference between carrying amount and underlying equity	¥ 362,135	¥ 393,202

Marketable Securities and Other Investments (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Nov. 24, 1995	Jun. 01, 2009 KT Common Stock [Member] KT Corporation [Member]	Jan. 20, 2009 KT Common Stock [Member] KT Corporation [Member]	Jun. 01, 2009 Exchangeable Bonds [Member] KT Corporation [Member]	Jan. 20, 2009 Exchangeable Bonds [Member] KT Corporation [Member]	Dec. 14, 2009 KT ADRs [Member] KT Corporation [Member]	Mar. 31, 2009 KT Freetel Co., Ltd. [Member]	Mar. 31, 2009 KT Corporation [Member]
The carrying amounts of long-term investment equity securities accounted for under the cost method, which are included in "Marketable securities and other investments."	¥ 68,325	¥ 76,908
Fair value of investment securities, carrying amount	37,220	44,268
Net income (loss) reclassified out of accumulated other comprehensive income (loss)	(4,511)	(2,005)	(6,531)
Percentage of Common Stock of KT Freetel Co., Ltd., Shares, Outstanding				2.00%						11.00%
Initial acquisition cost of KT Freetel Co., Ltd.										65,602
Proportion of KTF shareholding allocated to exchange for common stock / bond						40.00%		60.00%
Impairment loss on the investment			8,982								26,313
Acquisition of business common stock / bond					15,023		20,821		26,326
Realized gain (loss) from acquiring common stock					(692)				5,477
Realized gain (loss) from acquiring bond							¥ (2,753)

Marketable Securities and Other Investments (Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available-for-sale and Held-to-maturity Securities) (Details) (JPY  ¥)
In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009	Mar. 31, 2008
Total cost	¥ 436,816		¥ 222,391
Total gross unrealized gains	43,439		51,920
Total gross unrealized losses	4,327		7,216
Marketable securities, total	475,928		267,095
Cash and cash equivalents	1,435,158		911,062		1,052,777	1,169,566
Short-term investments	167,175		382,227
Commercial Paper [Member]
Cash and cash equivalents	199,977		20,000
Short-term investments	59,995		19,990
Commercial Paper [Member] | Held-to-Maturity Securities [Member]
Held-to-maturity debt securities, cost	259,972	[1]	39,990	[2]
Held-to-maturity securities, fair value	259,972	[1]	39,990	[2]
Other Debt Securities [Member] | Held-to-Maturity Securities [Member]
Held-to-maturity debt securities, cost	7,804		11,610
Held-to-maturity securities, unrecognized holding gains	25		195
Held-to-maturity securities, unrecognized holding losses	2		2
Held-to-maturity securities, fair value	7,827		11,803
Available-for-Sale Securities [Member] | Equity Securities [Member]
Available-for-sale securities, amortized cost	136,722		152,503
Gross unrealized gains	43,094		51,507
Available-for-sale securities, gross unrealized losses	3,303		6,741
Available-for-sale securities, debt maturities, fair value	176,513		197,269
Available-for-Sale Securities [Member] | Debt Securities [Member]
Available-for-sale securities, amortized cost	32,318		18,288
Gross unrealized gains	320		218
Available-for-sale securities, gross unrealized losses	1,022		473
Available-for-sale securities, debt maturities, fair value	¥ 31,616		¥ 18,033

[1]	Commercial paper are "Cash and cash equivalents" totaling ¥199,977 million and "Short-term investments" totaling ¥59,995 million.
[2]	Commercial paper are "Cash and cash equivalents" totaling ¥20,000 million and "Short-term investments" totaling ¥19,990 million.

Marketable Securities and Other Investments (Gross Unrealized Holding Losses and the Fair Values) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cost-Method Investments [Member]
Cost-method investments, continuous unrealized loss position, less than 12 months, fair value	¥ 2,875	¥ 2,356
Cost-method investments, continuous unrealized loss position, less than 12 months, aggregate losses	238	895
Cost-method investments, continuous unrealized loss position, 12 months or longer, fair value	11,374	9,171
Cost-method investments, continuous unrealized loss position, 12 months or longer, aggregate losses	3,462	3,763
Available-for-Sale Securities [Member] | Equity Securities [Member]
Fair value less than 12 months	7,191	19,234
Gross unrealized holding losses less than 12 months	1,340	2,598
Fair value 12 months or longer	11,663	32,983
Gross unrealized holding losses 12 months or longer	1,963	4,143
Available-for-Sale Securities [Member] | Debt Securities [Member]
Fair value less than 12 months	9,234	1,839
Gross unrealized holding losses less than 12 months	532	21
Fair value 12 months or longer	6,544	6,174
Gross unrealized holding losses 12 months or longer	490	452
Held-to-Maturity Securities [Member] | Debt Securities [Member]
Fair value less than 12 months	1,104	98
Held-to-maturity securities, continuous unrealized loss position, less than 12 months, aggregate losses	¥ 2	¥ 2

Marketable Securities and Other Investments (Schedule of Proceeds and Gross Realized Gain and Loss) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Marketable Securities and Other Investments
Proceeds	¥ 15,749	¥ 77,153	¥ 3,210
Gross realized gain	3,248	6,623	1,149
Gross realized loss	¥ 401	¥ 5,027	¥ 286

Marketable Securities and Other Investments (Schedule of Held-to-maturity Debt Securities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Marketable Securities and Other Investments
Held-to-maturity securities, debt maturities, within one year, net carrying amount	¥ 265,682	¥ 40,990
Held-to-maturity securities, debt maturities, after one through five years, net carrying amount	1,131	9,924
Held-to-maturity securities, debt maturities, after five through ten years, net carrying amount	963	550
Held-to-maturity securities, debt maturities, after ten years, net carrying amount		136
Held-to-maturity securities, debt maturities, net carrying amount, total	267,776	51,600
Held-to-maturity securities, debt maturities, within one year, fair value	265,691	40,993
Held-to-maturity securities, debt maturities, after one through five years, fair value	1,129	10,102
Held-to-maturity securities, debt maturities, after five through ten years, fair value	979	564
Held-to-maturity securities, debt maturities, after ten years, fair value		134
Held-to-maturity securities, debt maturities, fair value, total	¥ 267,799	¥ 51,793

Goodwill, Software and Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Amortization of intangible assets	¥ 462,649	¥ 443,567	¥ 445,389
Trademarks [Member]
Acquired indefinite-lived intangible asset, amount	¥ 29,671	¥ 6,723
Computer Software, Intangible Asset [Member]
Finite-lived intangible assets, average useful life, years	5
Other Intangible Assets [Member]
Finite-lived intangible assets, average useful life, years	12
Use Rights [Member]
Finite-lived intangible assets, average useful life, years	18

Goodwill, Software and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Long Distance and International Communications Business [Member]	Mar. 31, 2010 Long Distance and International Communications Business [Member]	Mar. 31, 2011 Mobile Communications Business [Member]	Mar. 31, 2010 Mobile Communications Business [Member]	Mar. 31, 2011 Data Communications Business [Member]	Mar. 31, 2010 Data Communications Business [Member]	Mar. 31, 2011 Other Segment [Member]	Mar. 31, 2009 Other Segment [Member]
Goodwill, beginning balance	¥ 499,830	¥ 453,617	¥ 39,381	¥ 34,193	¥ 419,397	¥ 375,346	¥ 38,481	¥ 41,507	¥ 2,571	¥ 2,571
Goodwill acquired during year	262,802	50,733	157,399	4,219	10,852	43,801	94,551	2,713
Impairment losses	(1,912)	(3,750)					(1,912)	(3,750)
Foreign currency translation adjustments	(12,599)	1,971	(4,910)	969	(3,120)	250	(4,569)	752
Other	(595)	(2,741)			(595)			(2,741)
Goodwill, ending balance	¥ 747,526	¥ 499,830	¥ 191,870	¥ 39,381	¥ 426,534	¥ 419,397	¥ 126,551	¥ 38,481	¥ 2,571	¥ 2,571

Goodwill, Software and Other Intangible Assets (Major Components of Intangible Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accumulated amortization	¥ (4,317,440)	¥ (3,980,624)
Total amortizable intangible assets	1,587,814	1,447,218
Total non-amortizable intangible assets	29,671	6,723
Total	1,617,485	1,453,941
Computer Software, Intangible Asset [Member]
Amortizable intangible assets	5,306,474	4,977,974
Other Intangible Assets [Member]
Amortizable intangible assets	264,260	114,593
Use Rights [Member]
Amortizable intangible assets	334,520	335,275
Trademarks and Trade Names [Member]
Total non-amortizable intangible assets	¥ 29,671	¥ 6,723

Goodwill, Software and Other Intangible Assets (Estimated Aggregate Amortization Expenses for Intangible Assets During the Next Five Years) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Goodwill, Software and Other Intangible Assets
2012	¥ 460,046
2013	356,458
2014	267,789
2015	190,419
2016	¥ 111,961

Short-term Borrowings and Long-term Debt (Short-term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Short-term borrowings	¥ 341,567	¥ 310,597
Unsecured Short-term Loans [Member]
Short-term debt, weighted average interest rate	0.43%	0.64%
Short-term borrowings	134,898	93,470
Commercial Paper [Member]
Short-term debt, weighted average interest rate	0.17%	0.12%
Short-term borrowings	200,989	215,994
U.S. Dollar Unsecured Loans [Member]
Short-term borrowings	¥ 5,680	¥ 1,133

Short-term Borrowings and Long-term Debt (Long-term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Coupon Bonds 0.36% to 2.06% Due 2011 - 2020 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Coupon Bonds 0.36% to 2.06% Due 2011 - 2020 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Floating Rate Bonds 0.54% to 1.13% Due 2011 - 2013 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Floating Rate Bonds 0.54% to 1.13% Due 2011 - 2013 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Secured Loans at 2.18% Due 2011 - 2029 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Secured Loans at 2.18% Due 2011 - 2029 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Secured Loans at 0.71% Due 2011 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Secured Loans at 0.71% Due 2011 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Unsecured Loans at 1.37% Due 2011 - 2031 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Unsecured Loans at 1.37% Due 2011 - 2031 [Member]	Mar. 31, 2011 Debt Denominated in Japanese Yen [Member] Unsecured Loans at 0.56% Due 2011 - 2020 [Member]	Mar. 31, 2010 Debt Denominated in Japanese Yen [Member] Unsecured Loans at 0.56% Due 2011 - 2020 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] Euro Notes 4.13% Due 2011 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] Euro Notes 4.13% Due 2011 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] U.S. Dollar Unsecured Loans at 2.52% due 2011 - 2019 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] U.S. Dollar Unsecured Loans at 2.52% due 2011 - 2019 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] U.S. Dollar Unsecured Floating Rate Loans at 0.62% due 2011 - 2022 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] U.S. Dollar Unsecured Floating Rate Loans at 0.62% due 2011 - 2022 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] Euro Unsecured Loans at 17.37% due 2011 - 2017 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] Other Loans Due 2011 - 2028 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] Other Loans Due 2011 - 2028 [Member]	Mar. 31, 2011 Debt Denominated in Foreign Currencies [Member] Swiss Franc Bonds 1.88% to 2.25% Due 2012 - 2013 [Member]	Mar. 31, 2010 Debt Denominated in Foreign Currencies [Member] Swiss Franc Bonds 1.88% to 2.25% Due 2012 - 2013 [Member]	Mar. 31, 2011 Euro Notes 4.13% Due 2011 [Member]	Mar. 31, 2011 U.S. Dollar Unsecured Loans at 2.52% due 2011 - 2019 [Member]	Mar. 31, 2011 U.S. Dollar Unsecured Floating Rate Loans at 0.62% due 2011 - 2022 [Member]	Mar. 31, 2011 Euro Unsecured Loans at 17.37% due 2011 - 2017 [Member]	Mar. 31, 2011 Other Loans Due 2011 - 2028 [Member]	Mar. 31, 2011 Coupon Bonds 0.36% to 2.06% Due 2011 - 2020 [Member]	Mar. 31, 2011 Floating Rate Bonds 0.54% to 1.13% Due 2011 - 2013 [Member]	Mar. 31, 2011 Swiss Franc Bonds 1.88% to 2.25% Due 2012 - 2013 [Member]	Mar. 31, 2011 Secured Loans at 2.18% Due 2011 - 2029 [Member]	Mar. 31, 2011 Secured Loans at 0.71% Due 2011 [Member]	Mar. 31, 2011 Unsecured Loans at 1.37% Due 2011 - 2031 [Member]	Mar. 31, 2011 Unsecured Loans at 0.56% Due 2011 - 2020 [Member]	Mar. 31, 2011 Bonds And Notes Issued By NTT [Member]
Long-term debt, gross	¥ 4,193,069	¥ 4,158,456	¥ 3,972,841	¥ 4,000,188	¥ 2,128,633	¥ 2,318,151	¥ 167,192	¥ 239,128	¥ 49,086	¥ 51,082	¥ 24,226	¥ 30,698	¥ 1,527,729	¥ 1,290,482	¥ 75,975	¥ 70,647	¥ 220,228	¥ 158,268	¥ 59,535	¥ 63,210	¥ 15,945	¥ 6,216	¥ 46,596	¥ 14,596	¥ 16,829	¥ 8,146	¥ 3,693	¥ 73,177	¥ 70,553													¥ 1,402,445
Less - Deferred bond discounts	(395)	(464)
Long-term debt	4,192,674	4,157,992
Less - Current maturities	(698,476)	(781,323)
Total long-term debt	¥ 3,494,198	¥ 3,376,669
Debt instrument, interest rate, stated percentage																														4.13%
Debt instrument, interest rate, stated percentage rate range, minimum																																			0.36	0.54	1.88
Debt instrument, interest rate, stated percentage rate range, maximum																																			2.06	1.13	2.25
Long-term debt, weighted average interest rate																															2.52%	0.62%	17.37%					2.18%	0.71%	1.37%	0.56%
Debt instrument, maturity date, description																														2011						2011
Debt instrument, maturity date range, start																															2011	2011	2011	2011	2011		2012	2011		2011	2011
Debt instrument, maturity date range, end																															2019	2022	2017	2028	2020	2013	2013	2029	2011	2031	2020

Short-term Borrowings and Long-term Debt (Aggregate Amounts of Annual Maturities) (Details) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Short-term Borrowings and Long-term Debt
2012	¥ 698,476,000,000
2013	647,886,000,000
2014	691,498,000,000
2015	405,849,000,000
2016	353,263,000,000
Thereafter	1,395,702,000,000
Long-term debt, total	4,192,674,000,000	4,157,992,000,000
Unused committed lines of credit	¥ 148,000,000,000

Employees' Retirement Benefits (Reconciliation of the Changes in the Plans' Benefit Obligations and Fair Value of Plan Assets) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pension Plans, Defined Benefit [Member]
Benefit obligation, beginning of year	¥ 2,166,730	¥ 2,212,663
Service cost	75,251	75,818	75,275
Interest cost	43,854	46,906	49,598
Plan amendments	(31)	(56)
Actuarial loss (gain)	6,243	8,693
Other	4,638	3,106
Benefit payments (Lump-sum severance payments and Pension)	(201,878)	(180,400)
Benefit obligation, end of year	2,094,807	2,166,730	2,212,663
Fair value of plan assets, beginning of year	1,136,409	1,036,591
Actual return on plan assets	(16,478)	151,193
Employer contributions	72,040	52,282
Other changes in fair value of plan assets	3,076	2,366
Benefit payments (Pension)	(108,247)	(106,023)
Fair value of plan assets, end of year	1,086,800	1,136,409	1,036,591
Under funded status	(1,008,007)	(1,030,321)
NTT CDBP [Member]
Benefit obligation, beginning of year	1,338,782	1,294,309
Service cost	36,591	36,415	37,043
Interest cost	27,866	28,084	28,419
Actuarial loss (gain)	34,091	9,298
Other	(743)	(7,831)
Benefit payments (Lump-sum severance payments and Pension)	(23,238)	(21,493)
Benefit obligation, end of year	1,413,349	1,338,782	1,294,309
Fair value of plan assets, beginning of year	921,356	830,614
Actual return on plan assets	(23,447)	105,893
Employer contributions	7,652	7,903
Employee contributions	3,615	3,605	3,712
Other changes in fair value of plan assets	(507)	(5,166)
Benefit payments (Pension)	(23,238)	(21,493)
Fair value of plan assets, end of year	885,431	921,356	830,614
Under funded status	¥ (527,918)	¥ (417,426)

Employees' Retirement Benefits (Amounts Recognized in the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Liability for employees' retirement benefits	¥ (1,535,964)	¥ (1,447,781)
Other assets	885,444	916,884
Accumulated other comprehensive loss (income)	303,708	189,606	341,917	26,428
Pension Plans, Defined Benefit [Member]
Liability for employees' retirement benefits	(1,008,046)	(1,030,355)
Other assets	39	34
Accumulated other comprehensive loss (income)	310,145	251,293
Net amount recognized	(697,862)	(779,028)
NTT CDBP [Member]
Liability for employees' retirement benefits	(527,918)	(417,426)
Accumulated other comprehensive loss (income)	182,711	110,186
Net amount recognized	¥ (345,207)	¥ (307,240)

Employees' Retirement Benefits (Amounts Recognized as Accumulated Other Comprehensive Loss (Income)) (Details) (JPY ¥) In Millions	Mar. 31, 2012	Mar. 31, 2011		Mar. 31, 2010
Pension Plans, Defined Benefit [Member]
Net actuarial loss		¥ 351,345		¥ 314,466
Transition obligation		1,112		1,281
Prior service cost(*)		(42,312)	[1]	(64,454)	[1]
Total		310,145		251,293
NTT CDBP [Member]
Net actuarial loss	(17,232)	191,578		123,579
Prior service cost(*)		(8,867)	[2]	(13,393)	[2]
Total		¥ 182,711		¥ 110,186

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Employees' Retirement Benefits (The Projected Benefit Obligation and the Fair Value of Plan Assets in the Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets) (Details) (JPY  ¥)
In Millions	Mar. 31, 2011	Mar. 31, 2010
Employees' Retirement Benefits
Projected benefit obligation	¥ 2,093,675	¥ 2,165,748
Fair value of plan assets	¥ 1,085,593	¥ 1,135,376

Employees' Retirement Benefits (The Accumulated Benefit Obligation and the Fair Value of Plan Assets in the Plans With Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets) (Details) (JPY  ¥)
In Millions	Mar. 31, 2011	Mar. 31, 2010
Employees' Retirement Benefits
Accumulated benefit obligation	¥ 2,074,323	¥ 2,146,523
Fair value of plan assets	¥ 1,085,593	¥ 1,135,376

Employees' Retirement Benefits (The Charges to Income for Employees' Retirement Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pension Plans, Defined Benefit [Member]
Service cost	¥ 75,251	¥ 75,818	¥ 75,275
Interest cost on projected benefit obligation	43,854	46,906	49,598
Expected return on plan assets	(24,819)	(25,171)	(31,398)
Amortization of net actuarial loss	11,936	26,779	2,958
Amortization of transition obligation	169	134	138
Amortization of prior service cost	(22,279)	(22,292)	(27,607)
Total	84,112	102,174	68,964
NTT CDBP [Member]
Service cost	36,591	36,415	37,043
Interest cost on projected benefit obligation	27,866	28,084	28,419
Expected return on plan assets	(22,858)	(20,539)	(23,994)
Amortization of net actuarial loss	12,488	18,869	8,122
Amortization of prior service cost	(4,526)	(4,597)	(4,531)
Employee contributions	(3,615)	(3,605)	(3,712)
Total	¥ 45,946	¥ 54,627	¥ 41,347

Employees' Retirement Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Amortization of prior service cost	¥ 26,811	¥ 26,889
Pension Plans, Defined Benefit [Member]
Net loss (gain) arising during period	47,540	(117,329)
Amortization of net actuarial loss	(11,936)	(26,779)	(2,958)
Amortization of transition obligation	(169)	(134)	(138)
Accrued past service liability	(31)	(56)
Amortization of prior service cost	22,279	22,292
Other	1,169	98
Total	58,852	(121,908)
NTT CDBP [Member]
Net loss (gain) arising during period	80,396	(76,056)
Amortization of net actuarial loss	(12,488)	(18,869)	(8,122)
Amortization of prior service cost	4,526	4,597
Other	91	(2,576)
Total	¥ 72,525	¥ (92,904)

Employees' Retirement Benefits (Weighted-average Assumptions Used to Determine the Benefit Obligations and Net Periodic Benefit Cost) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	2.00%	2.10%	2.20%
Rate of compensation increase minimum	2.50%	1.90%	1.90%
Rate of compensation increase maximum	3.40%	3.20%	3.20%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	2.10%	2.20%	2.30%
Rate of compensation increase minimum	1.90%	1.90%	1.90%
Rate of compensation increase maximum	3.20%	3.20%	3.20%
Expected long-term return on plan assets	2.30%	2.50%	2.50%
NTT CDBP [Member]
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	2.00%	2.10%	2.20%
Rate of compensation increase	3.40%	3.40%	3.40%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	2.10%	2.20%	2.30%
Expected long-term return on plan assets	2.50%	2.50%	2.50%
Rate of compensation increase	3.40%	3.40%	3.40%

Employees' Retirement Benefits (Fair Values of Pension Plan Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash and Cash Equivalents [Member] | NTT CDBP [Member]
Fair value of pension plan assets	¥ (3,545)	¥ 1,355
Cash and Cash Equivalents [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	(3,545)	1,355
Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	14,316	7,784
Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	14,316	7,784
Domestic Equity Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	211,577	178,172
Domestic Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	211,010	175,719
Domestic Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	567	2,453
Domestic Equity Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	229,396	287,951
Domestic Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	228,994	283,258
Domestic Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	402	4,693
Foreign Equity Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	122,184	84,748
Foreign Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	122,184	84,748
Foreign Equity Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	91,201	142,599
Foreign Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	91,201	142,599
Securities Investment Trust Domestic/Equity Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	22,247	14,811
Securities Investment Trust Domestic/Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	22,247	14,811
Securities Investment Trust Domestic/Equity Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	16,603	21,923
Securities Investment Trust Domestic/Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	16,603	21,923
Securities Investment Trust Foreign/Equity Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	9,598	9,420
Securities Investment Trust Foreign/Equity Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	9,598	9,420
Securities Investment Trust Foreign/Equity Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	9,712	15,172
Securities Investment Trust Foreign/Equity Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	9,712	15,172
Japanese Government Bonds/Local Government Bonds [Member] | NTT CDBP [Member]
Fair value of pension plan assets	149,044	241,374
Japanese Government Bonds/Local Government Bonds [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	132,538	216,988
Japanese Government Bonds/Local Government Bonds [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	16,506	24,386
Japanese Government Bonds/Local Government Bonds [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	308,776	313,477
Japanese Government Bonds/Local Government Bonds [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	286,240	280,435
Japanese Government Bonds/Local Government Bonds [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	22,536	33,042
Foreign Government Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	71,123	55,681
Foreign Government Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	67,418	51,006
Foreign Government Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	3,705	4,675
Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	140,943	95,001
Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	132,706	86,571
Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	8,237	8,430
Securities Investment Trust Domestic/Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	11,724	21,661
Securities Investment Trust Domestic/Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	11,724	21,661
Securities Investment Trust Domestic/Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	16,082	13,300
Securities Investment Trust Domestic/Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	16,082	13,300
Securities Investment Trust Foreign/Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	8,365	8,643
Securities Investment Trust Foreign/Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	8,365	8,643
Securities Investment Trust Foreign/Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	10,515	6,455
Securities Investment Trust Foreign/Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	10,515	6,455
Domestic Corporate Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	220,970	242,272
Domestic Corporate Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	220,970	242,272
Domestic Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	115,223	107,128
Domestic Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	115,223	107,128
Foreign Corporate Debt Securities [Member] | NTT CDBP [Member]
Fair value of pension plan assets	2,331	2,871
Foreign Corporate Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	320	263
Foreign Corporate Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	2,011	1,471
Foreign Corporate Debt Securities [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets		1,137
Foreign Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	6,914	5,653
Foreign Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	1,507	373
Foreign Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	5,207	4,361
Foreign Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	200	919
Life Insurance Company General Accounts [Member] | NTT CDBP [Member]
Fair value of pension plan assets	53,907	53,146
Life Insurance Company General Accounts [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	53,907	53,146
Life Insurance Company General Accounts [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	125,186	118,187
Life Insurance Company General Accounts [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	125,186	118,187
Others [Member] | NTT CDBP [Member]
Fair value of pension plan assets	5,906	7,202
Others [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	2	(2)
Others [Member] | NTT CDBP [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	5,904	7,204
Others [Member] | Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	1,933	1,779
Others [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	(36)	(3)
Others [Member] | Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	1,969	1,782
NTT CDBP [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	529,925	530,079
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of pension plan assets	754,964	801,020
NTT CDBP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	349,602	382,936
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of pension plan assets	329,667	332,688
NTT CDBP [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	5,904	8,341
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of pension plan assets	2,169	2,701
Pension Plans, Defined Benefit [Member]
Fair value of pension plan assets	1,086,800	1,136,409	1,036,591
NTT CDBP [Member]
Fair value of pension plan assets	¥ 885,431	¥ 921,356	¥ 830,614

Employees' Retirement Benefits (Estimated Future Benefit Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Pension Plans, Defined Benefit [Member]
2012	¥ 181,583
2013	188,896
2014	189,476
2015	180,978
2016	180,318
2017-2021	668,754
Total	1,590,005
NTT CDBP [Member]
2012	27,924
2013	34,657
2014	38,000
2015	41,003
2016	43,846
2017-2021	248,034
Total	¥ 433,464

Employees' Retirement Benefits (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pension Plans, Defined Benefit [Member]
Percentage of severance benefits covered by non-contributory funded contract-type corporate pension plans		28.00%
Minimum age for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits		50
Minimum years of service for non-contributory funded contract-type corporate pension plans to cover percentage of severance benefits		20
Defined benefit plan, accumulated benefit obligation		¥ 2,075,456	¥ 2,147,506
Net actuarial loss	16,524
Net actuarial loss		351,345	314,466
Transition obligation	169
Prior service cost	(15,738)
Defined benefit plan, target allocation percentage of assets, domestic bonds		41.50%
Defined benefit plan, target allocation percentage of assets, domestic stocks		23.00%
Defined benefit plan, target allocation percentage of assets, foreign bonds		15.00%
Defined benefit plan, target allocation percentage of assets, foreign stocks		10.00%
Defined benefit plan, target allocation percentage of assets, life insurance company general accounts		10.50%
Defined benefit plan, fair value of domestic stocks		7,109	8,155
Defined benefit plan, domestic stocks percentage		0.70%	0.70%
Defined benefit plan, estimated future employer contributions in next fiscal year, description		71,881
Multiemployer plan, period contributions		121,025	121,464	120,718
NTT CDBP [Member]
Defined benefit plan, accumulated benefit obligation		1,202,602	1,145,687
Net actuarial loss	(17,232)	191,578	123,579
Prior service cost	(3,857)
Defined benefit plan, target allocation percentage of assets, domestic bonds		44.30%
Defined benefit plan, target allocation percentage of assets, domestic stocks		25.00%
Defined benefit plan, target allocation percentage of assets, foreign bonds		10.00%
Defined benefit plan, target allocation percentage of assets, foreign stocks		15.00%
Defined benefit plan, target allocation percentage of assets, life insurance company general accounts		5.70%
Defined benefit plan, fair value of domestic stocks		6,974	5,375
Defined benefit plan, domestic stocks percentage		0.80%	0.60%
Defined benefit plan, estimated future employer contributions in next fiscal year, description		7,470
Multiemployer plan, period contributions		¥ 55,070	¥ 56,927	¥ 58,839

Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			36 Months Ended
	Jul. 31, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011
Income Taxes
National Corporate Tax rate					30.00%
Corporate Inhabitant Tax rate					6.00%
Corporate Enterprise Tax rate					8.00%
Statutory income tax rate		40.65%	40.65%	40.64%
Wholly owned subsidiaries in Japan		113			113
Valuation allowance, deferred tax asset, change in amount		¥ 8,709	¥ (35,172)	¥ 21,449
Other information pertaining to income taxes	NTT DOCOMO reorganized its group structure by integrating eight regional subsidiaries, consolidating its nationwide business operations under a single entity
Decrease in income tax expense from consolidation of subsidiaries				56,920
Operating loss carryforwards		731,058			731,058
Unrecognized tax benefits		¥ 5,437			¥ 5,437

Income Taxes (Income Taxes Recognized) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Income (loss) from continuing operations	¥ 475,592	¥ 447,001	¥ 370,083
Equity in earnings (losses) of affiliated companies	(1,027)	4,821	(2,634)
Unrealized gain (loss) on securities	(1,306)	16,013	(11,307)
Unrealized gain (loss) on derivative instruments	(1,302)	(562)	3,615
Foreign currency translation adjustments	(12,818)	3,558	(13,348)
Pension liability adjustments	(49,557)	79,525	(158,242)
Total income taxes	¥ 409,582	¥ 550,356	¥ 188,167

Income Taxes (Difference between Effective and Statutory Tax Rates) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Statutory tax rate	40.65%	40.65%	40.64%
Tax credit	(1.61%)	(1.80%)	(0.81%)
Net change in valuation allowance	0.59%	0.98%	0.71%
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries		(0.39%)	(7.85%)
Other	0.82%	0.47%	0.80%
Effective tax rate	40.45%	39.91%	33.49%

Income Taxes (Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets:
Liability for employees' retirement benefits	¥ 627,346	¥ 592,265
Accrued enterprise tax	17,114	19,337
Property, plant and equipment and intangible assets principally due to differences in depreciation	437,054	437,383
Compensated absences	103,659	105,030
Accrued bonus	45,851	45,290
Unamortized purchases of leased assets	11,388	14,897
Operating loss carryforwards	175,472	186,745
Accrued liabilities for loyalty programs	121,109	110,700
Deferred revenues regarding Nikagetsu Kurikoshi	28,453	29,451
Foreign currency translation adjustments	21,809	8,993
Other	159,345	150,283
Total gross deferred tax assets	1,748,600	1,700,374
Less-Valuation allowance	(274,559)	(265,850)
Total deferred tax assets	1,474,041	1,434,524
Deferred tax liabilities:
Unrealized gains on securities	(3,343)	(6,952)
Special depreciation reserve	(112)	(83)
Issuance of subsidiaries common stock etc.	(347,597)	(354,449)
Other	(175,187)	(136,241)
Total gross deferred tax liabilities	(526,239)	(497,725)
Net deferred tax assets	¥ 947,802	¥ 936,799

Income Taxes (Net Deferred Tax Assets Included in the Consolidated Balance Sheet) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Deferred income taxes (current assets)	¥ 244,881	¥ 257,793
Deferred income taxes (investments and other assets)	886,953	828,935
Other current liabilities	(222)	(1,124)
Other long-term liabilities	(183,810)	(148,805)
Net deferred tax assets	¥ 947,802	¥ 936,799

Income Taxes (Period Available to Offset Future Faxable Income) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Income Taxes
Within 5 years	¥ 363,516
6 to 20 years	308,504
Indefinite periods	59,038
Total	¥ 731,058

Income Taxes (Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Income Taxes
Balance
Acquisition	5,345
Increase in tax position of current year	22
Foreign currency translation adjustments	70
Balance	¥ 5,437

Consumption Tax (Narrative) (Details)	12 Months Ended
Mar. 31, 2011
Consumption Tax
Consumption tax rate	5.00%

Equity (Narrative) (Details) (JPY ¥)	0 Months Ended	1 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Nov. 15, 2010	Jan. 31, 2009	Nov. 30, 1995	Sep. 30, 2010	Dec. 31, 2008	Mar. 31, 2009	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	May 13, 2011	Jan. 04, 2009	May 13, 2008	Nov. 24, 1995	Nov. 15, 2010 Additional Paid-In Capital [Member]	Mar. 31, 2011 Additional Paid-In Capital [Member]	Nov. 15, 2010 Retained Earnings [Member]	Mar. 31, 2011 Retained Earnings [Member]	Mar. 31, 2011 Treasury Stock, at Cost [Member]	Mar. 31, 2010 Treasury Stock, at Cost [Member]	Mar. 31, 2009 Treasury Stock, at Cost [Member]	Mar. 31, 2011 Total [Member]	Mar. 31, 2010 Total [Member]	Mar. 31, 2009 Total [Member]
Stockholders' equity note, stock split

The introduction of the electronic share certificate system required that fractional shares be eliminated. In order to provide for a smooth transition away from the fractional share system, the board of directors, at their meeting held May 13, 2008, resolved that, subject to approval of the introduction of the unit share system at the 23rd general shareholders meeting and the approval of the Minister of Internal Affairs and Communications, on the day immediately preceding the implementation date of the electronic share certificate system, one share of common stock be split into 100 shares, and the number of shares constituting one unit be set at 100. This resolution was approved at the 23rd general shareholders meeting and by the Minister of Internal Affairs and Communications on June 25, 2008.

Stock split ratio												100
Capitalized additional paid-in capital to common stock			¥ 15,600,000,000
Common stock, Issued								1,448,659,067	1,574,120,900					312,000
Common stock, shares, outstanding, percentage														2.00%
Cumulative effect on retained earnings, net of tax														234,624,000,000
Stock repurchase program, number of shares authorized to be repurchased											60,000,000		450,000
Stock repurchase program, authorized amount				280,000,000,000		200,000,000,000
Acquisition of treasury stocks		30,233,000,000			169,767,000,000			417,000,000	491,000,000	201,440,000,000									417,000,000	491,000,000	201,440,000,000	417,000,000	491,000,000	201,440,000,000
Treasury stock, shares, acquired		6,386,800			341,307
Statutory accounting practices, statutory amount available for dividend payments								1,249,531,000,000
Cash dividends included in retained earnings								79,388,000,000
Cash dividends per share included in retained earnings								¥ 60
Treasury stock, shares, retired	125,461,833						125,461,832		250,923,665
Cancellation of treasury stock								¥ 602,892,000,000							¥ 916,000,000	¥ (916,000,000)	¥ 601,976,000,000	¥ (601,976,000,000)	¥ 602,892,000,000

Equity (Change in Shares of Common Stock and Treasury Stock) (Details)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended					10 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	10 Months Ended	12 Months Ended
	Nov. 15, 2010	Jan. 31, 2009	Dec. 31, 2008	Mar. 31, 2012	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011	Mar. 31, 2008	Jan. 31, 2009 Fractional Shares [Member]	Mar. 31, 2009 Less Than-One-Unit Shares [Member]	Mar. 31, 2011 Less Than-One-Unit Shares [Member]	Mar. 31, 2010 Less Than-One-Unit Shares [Member]	Mar. 31, 2009 Under Resolution of the Board of Directors [Member]	Jan. 31, 2009 Under Resolution of the Board of Directors [Member]	Mar. 31, 2011 Under Resolution of the Board of Directors [Member]
Issued shares balance					1,574,120,900	1,574,120,900	1,448,659,067	15,741,209
Treasury stock shares, balance					250,923,665	250,844,167	125,524,000	2,102,470.82
Acquisition of treasury stock		6,386,800	341,307						2,726.22	10,623	111,369	130,382	6,386,800	341,307
Resale of treasury stock									(1,824.08)	(21,252)	(49,201)	(50,884)
Effect of stock split, issued shares						1,558,379,691
Effect of stock split, issued treasury shares						242,023,316.04
Cancellation of treasury stock	(125,461,833)			(125,461,832)	(250,923,665)										(125,461,833)
Cancellation of issued shares															(125,461,833)

Equity (Analysis of the Changes in Accumulated Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity
Unrealized gain (loss) on securities at beginning of year	¥ 33,128	¥ 17,470	¥ 39,028
Change on securities during the year	(4,155)	15,658	(21,558)
Unrealized gain (loss) on securities at end of year	28,973	33,128	17,470
Unrealized gain (loss) on derivatives at beginning of year	686	1,613	(3,481)
Change in derivative instruments during the year	(1,643)	(927)	5,094
Unrealized gain (loss) on derivatives at end of year	(957)	686	1,613
Foreign currency translation adjustments at beginning of year	(8,478)	(16,265)	29,773
Change in foreign currency translation adjustments during the year	(32,770)	7,787	(46,038)
Foreign currency translation adjustments at end of year	(41,248)	(8,478)	(16,265)
Pension liability adjustments at beginning of year	(214,942)	(344,735)	(91,748)
Pension liability adjustments change during the year	(75,534)	129,793	(252,987)
Pension liability adjustments at end of year	(290,476)	(214,942)	(344,735)
Accumulated other comprehensive income (loss) at beginning of year	(189,606)	(341,917)	(26,428)
Accumulated other comprehensive income (loss) change during the year	(114,102)	152,311	(315,489)
Accumulated other comprehensive income (loss) at end of year	¥ (303,708)	¥ (189,606)	¥ (341,917)

Equity (Changes in Unrealized Gain (Loss) on Derivative Instruments (Net of Tax)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity
Unrealized gain (loss) arising during the period, pre-tax	¥ (1,795)	¥ 668	¥ 11,817
Unrealized gain (loss) arising during the period, net-of-tax	(918)	367	6,926
Less-Reclassification adjustment for realized gain included in net income, pre-tax	(1,150)	(2,157)	(3,108)
Less-Reclassification adjustment for realized gain included in net income, net-of-tax	(725)	(1,294)	(1,832)
Net change in unrealized gain (loss) on derivative instruments, pre-tax	(2,945)	(1,489)	8,709
Net change in unrealized gain (loss) on derivative instruments, net-of-tax	¥ (1,643)	¥ (927)	¥ 5,094

Equity (Change in Pension Liability Adjustments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity
Net gain (loss) arising during period, before tax	¥ (127,367)	¥ 193,129
Prior service cost arising during period, before tax	79	56
Amortization of net actuarial loss (gain)	24,492	45,693
Amortization of transition obligation	184	141
Amortization of prior service cost	(26,811)	(26,889)
Other	4,332	(2,812)
Change of pension liability adjustments during the year, before tax	(125,091)	209,318
Income tax expense related to pension liability adjustments	49,557	(79,525)
Change of pension liability adjustments during the year, net of tax	¥ (75,534)	¥ 129,793	¥ (252,987)

Equity (Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity
Unrealized gain (loss) on securities, pre-tax amount	¥ (7,597)	¥ 36,582	¥ (36,203)
Unrealized gain (loss) on securities, tax benefit (expense)	1,306	(16,013)	11,307
Unrealized gain (loss) on securities, net-of-tax amount	(6,291)	20,569	(24,896)
Unrealized gain (loss) on derivative instruments, pre-tax amount	(2,835)	(1,526)	8,577
Unrealized gain (loss) on derivative instruments, tax benefit (expense)	1,302	562	(3,615)
Unrealized gain (loss) on derivative instruments, net-of-tax amount	(1,533)	(964)	4,962
Foreign currency translation adjustments, pre-tax amount	(56,934)	13,202	(73,641)
Foreign currency translation adjustments, tax benefit (expense)	12,818	(3,558)	13,348
Foreign currency translation adjustments, net-of-tax amount	(44,116)	9,644	(60,293)
Pension liability adjustment, pre-tax amount	(130,060)	214,494	(424,372)
Pension liability adjustment, tax benefit (expense)	49,557	(79,525)	158,242
Pension liability adjustment, net-of-tax amount	(80,503)	134,969	(266,130)
Other comprehensive income (loss), pre-tax amount	(197,426)	262,752	(525,639)
Other comprehensive income (loss), tax benefit (expense)	64,983	(98,534)	179,282
Total other comprehensive income (loss)	¥ (132,443)	¥ 164,218	¥ (346,357)

Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Fair Value, Inputs, Level 1 [Member] | Forward Contracts [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[1]		[1]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[1]		[1]
Fair Value, Inputs, Level 1 [Member] | Currency Option Agreements [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[1]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[1]		[1]
Fair Value, Inputs, Level 1 [Member] | Currency Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[1]		[1]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[1]		[1]
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[1]		[1]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[1]		[1]
Fair Value, Inputs, Level 1 [Member] | Domestic Equity Securities [Member]
Available-for-sale securities	74,722	[1]	87,282	[1]
Fair Value, Inputs, Level 1 [Member] | Foreign Equity Securities [Member]
Available-for-sale securities	101,679	[1]	109,858	[1]
Fair Value, Inputs, Level 1 [Member] | Domestic Debt Securities [Member]
Available-for-sale securities	5,190	[1]	1,010	[1]
Fair Value, Inputs, Level 1 [Member] | Foreign Debt Securities [Member]
Available-for-sale securities	33	[1]	102	[1]
Fair Value, Inputs, Level 2 [Member] | Forward Contracts [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	832	[2]	8	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,035	[2]	196	[2]
Fair Value, Inputs, Level 2 [Member] | Currency Option Agreements [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,860	[2]	1,552	[2]
Fair Value, Inputs, Level 2 [Member] | Currency Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,608	[2]	946	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	9,529	[2]	4,385	[2]
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,281	[2]	3,342	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,921	[2]	2,178	[2]
Fair Value, Inputs, Level 2 [Member] | Domestic Equity Securities [Member]
Available-for-sale securities	112	[2]	129	[2]
Fair Value, Inputs, Level 2 [Member] | Foreign Equity Securities [Member]
Available-for-sale securities		[2]		[2]
Fair Value, Inputs, Level 2 [Member] | Domestic Debt Securities [Member]
Available-for-sale securities	14,077	[2]	13,110	[2]
Fair Value, Inputs, Level 2 [Member] | Foreign Debt Securities [Member]
Available-for-sale securities	8,013	[2]	2,744	[2]
Fair Value, Inputs, Level 3 [Member] | Forward Contracts [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[3]		[3]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Currency Option Agreements [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[3]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Currency Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[3]		[3]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[3]		[3]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Domestic Equity Securities [Member]
Available-for-sale securities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Foreign Equity Securities [Member]
Available-for-sale securities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Domestic Debt Securities [Member]
Available-for-sale securities	4,303	[3]	1,067	[3]
Fair Value, Inputs, Level 3 [Member] | Foreign Debt Securities [Member]
Available-for-sale securities		[3]		[3]
Forward Contracts [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	832		8
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,035		196
Currency Option Agreements [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,860		1,552
Currency Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,608		946
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	9,529		4,385
Interest Rate Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,281		3,342
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,921		2,178
Domestic Equity Securities [Member]
Available-for-sale securities	74,834		87,411
Foreign Equity Securities [Member]
Available-for-sale securities	101,679		109,858
Domestic Debt Securities [Member]
Available-for-sale securities	23,570		15,187
Foreign Debt Securities [Member]
Available-for-sale securities	¥ 8,046		¥ 2,846

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs

Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Real estate	¥ 9,511		¥ 18,411
Cost method investments	1,195		6,629
Goodwill	6,089		9,788
Fair Value, Inputs, Level 1 [Member]
Real estate		[1]		[1]
Cost method investments		[1]		[1]
Goodwill		[1]		[1]
Fair Value, Inputs, Level 2 [Member]
Real estate		[2]		[2]
Cost method investments	532	[2]	6,017	[2]
Goodwill		[2]		[2]
Fair Value, Inputs, Level 3 [Member]
Real estate	9,511	[3]	18,411	[3]
Cost method investments	663	[3]	612	[3]
Goodwill	6,089	[3]	9,788	[3]
Losses (Before Tax) [Member]
Real estate	1,928		6,294
Cost method investments	3,052		7,963
Goodwill	¥ 1,912		¥ 3,750

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs

Business Segment and Geographic Information (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Loss on retirement of damaged facilities and expenses incurred for restoration work	¥ 28,225
Regional Communications Business [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	15,700
Long Distance and International Communications Business [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	1,042
Mobile Communications Business [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	5,843
Data Communications Business [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	345
Other Business Segment [Member]
Loss on retirement of damaged facilities and expenses incurred for restoration work	¥ 5,295

Business Segment and Geographic Information (Sales and Operating Revenue) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Revenues	¥ 10,305,003		¥ 10,181,376		¥ 10,416,305
Regional Communications Business [Member] | Customers [Member]
Revenues	3,529,551		3,449,437		3,499,092
Long Distance and International Communications Business [Member] | Customers [Member]
Revenues	1,223,429	[1]	1,145,949	[1]	1,191,989	[1]
Mobile Communications Business [Member] | Customers [Member]
Revenues	4,191,795		4,243,432		4,398,425
Data Communications Business [Member] | Customers [Member]
Revenues	1,031,107		1,007,274		997,621
Other Business Segment [Member] | Customers [Member]
Revenues	329,121		335,284		329,178
Regional Communications Business [Member] | Intersegment [Member]
Revenues	497,657		514,906		565,680
Long Distance and International Communications Business [Member] | Intersegment [Member]
Revenues	109,223	[1]	113,693	[1]	123,507	[1]
Mobile Communications Business [Member] | Intersegment [Member]
Revenues	32,478		40,972		49,555
Data Communications Business [Member] | Intersegment [Member]
Revenues	132,081		125,239		129,621
Other Business Segment [Member] | Intersegment [Member]
Revenues	791,146		797,332		836,012
Regional Communications Business [Member]
Revenues	4,027,208		3,964,343		4,064,772
Long Distance and International Communications Business [Member]
Revenues	1,332,652	[1]	1,259,642	[1]	1,315,496	[1]
Mobile Communications Business [Member]
Revenues	4,224,273		4,284,404		4,447,980
Data Communications Business [Member]
Revenues	1,163,188		1,132,513		1,127,242
Other Business Segment [Member]
Revenues	1,120,267		1,132,616		1,165,190
Elimination [Member]
Revenues	(1,562,585)		(1,592,142)		(1,704,375)
Dimension Data [Member]
Revenues	¥ 78,461

[1]	The operating revenues (Customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 includes Dimension Data's operating revenues of ¥78,461 million.

Business Segment and Geographic Information (Segment Profit) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating income (loss)	¥ 1,214,909	¥ 1,117,693	¥ 1,109,752
Other income	73,829	102,071	167,505
Other expenses	112,941	99,693	172,094
Consolidated income (loss) before income taxes and equity in earnings (losses) of affiliated companies	1,175,797	1,120,071	1,105,163
Equity in earnings (losses) of affiliated companies	1,670	8,794	(1,916)
Regional Communications Business [Member]
Operating income (loss)	127,252	82,105	70,454
Equity in earnings (losses) of affiliated companies	77	177	118
Long Distance and International Communications Business [Member]
Operating income (loss)	97,089	98,230	96,861
Equity in earnings (losses) of affiliated companies	432	657	366
Mobile Communications Business [Member]
Operating income (loss)	839,102	828,449	825,403
Equity in earnings (losses) of affiliated companies	(9,913)	(3,105)	(2,074)
Data Communications Business [Member]
Operating income (loss)	76,978	64,866	86,772
Equity in earnings (losses) of affiliated companies	91	(142)	278
Other Business Segment [Member]
Operating income (loss)	44,857	13,326	15,178
Equity in earnings (losses) of affiliated companies	10,983	11,207	(604)
Total Business Segment [Member]
Operating income (loss)	1,185,278	1,086,976	1,094,668
Elimination [Member]
Operating income (loss)	¥ 29,631	¥ 30,717	¥ 15,084

Business Segment and Geographic Information (Segment Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated total assets	¥ 19,665,596	¥ 18,939,055	¥ 18,796,388
Regional Communications Business [Member]
Consolidated total assets	7,659,004	7,642,212	7,748,563
Long Distance and International Communications Business [Member]
Consolidated total assets	1,770,589	1,315,930	1,338,317
Mobile Communications Business [Member]
Consolidated total assets	6,945,024	6,905,750	6,639,893
Data Communications Business [Member]
Consolidated total assets	1,502,352	1,324,508	1,361,709
Other Business Segment [Member]
Consolidated total assets	10,009,775	9,901,694	9,925,600
Total Segment Assets [Member]
Consolidated total assets	27,886,744	27,090,094	27,014,082
Elimination [Member]
Consolidated total assets	¥ (8,221,148)	¥ (8,151,039)	¥ (8,217,694)

Business Segment and Geographic Information (Other Significant Items) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Depreciation and amortization	¥ 1,962,534	¥ 2,012,064	¥ 2,139,175
Capital investments for segment assets	1,870,106	1,987,124	2,145,064
Point program expense	136,752	144,062	116,359
Regional Communications Business [Member]
Depreciation and amortization	847,483	884,810	909,352
Capital investments for segment assets	806,953	874,204	879,313
Point program expense	7,760
Long Distance and International Communications Business [Member]
Depreciation and amortization	134,423	137,269	138,035
Capital investments for segment assets	135,452	129,010	140,057
Point program expense	2,145	1,842	1,634
Mobile Communications Business [Member]
Depreciation and amortization	698,690	706,942	809,715
Capital investments for segment assets	668,476	686,508	737,606
Point program expense	126,847	142,220	114,725
Data Communications Business [Member]
Depreciation and amortization	148,404	151,067	151,205
Capital investments for segment assets	139,070	162,571	180,068
Other Business Segment [Member]
Depreciation and amortization	127,419	125,165	123,549
Capital investments for segment assets	120,155	134,831	208,020
Total Segment Depreciation and Amortization [Member]
Depreciation and amortization	1,956,419	2,005,253	2,131,856
Elimination [Member]
Depreciation and amortization	¥ 6,115	¥ 6,811	¥ 7,319

Leases (Assets Acquired Under Capital Leases) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accumulated depreciation	¥ (53,758)	¥ (65,002)
Total	44,139	42,611
Building [Member]
Capital leased assets	7,365	7,748
Machinery and Equipment [Member]
Capital leased assets	¥ 90,532	¥ 99,865

Leases (Future Minimum Lease Payments by Year Under Capital Leases Together With the Present Value of the Net Minimum Lease Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Leases
2012	¥ 24,158
2013	16,914
2014	10,495
2015	6,507
2016	3,604
Thereafter	8,170
Total minimum lease payments	69,848
Less - Amount representing interest	(13,677)
Present value of net minimum lease payments	56,171
Less - Current obligation	(21,353)	[1]
Long-term capital lease obligations	¥ 34,818		¥ 41,032

[1]	Current obligation is included in "Other (Current liabilities)" in the consolidated balance sheets.

Leases (Operating Lease) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
2012	¥ 19,540
2013	15,674
2014	13,262
2015	4,174
2016	2,484
Thereafter	10,940
Total	66,074
Land, Buildings, and Equipment [Member]
Operating leases, rent expense	¥ 204,999	¥ 204,011	¥ 230,192

Research and Development Expenses and Advertising Costs (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Research and Development Expenses and Advertising Costs
Research and development expense	¥ 268,221	¥ 278,144	¥ 268,197
Advertising costs	¥ 90,977	¥ 92,128	¥ 99,865

Subsidiary Stock Transactions (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2009	Dec. 31, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Treasury stock, shares, acquired	6,386,800	341,307
Acquisition of treasury stocks	¥ 30,233	¥ 169,767	¥ 417	¥ 491	¥ 201,440
NTT's share ownership percentage of NTT Docomo			66.70%	66.40%	66.20%	64.80%
Goodwill, period increase (decrease)					26,701
Decrease (Increase) in additional paid-in capital			(1,964)	2,061
NTT DOCOMO [Member]
Treasury stock, shares, acquired			138,141	154,065	868,116
Acquisition of treasury stocks			¥ 20,000	¥ 20,000	¥ 136,845

Foreign Currency Exchange Gain and Loss (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign Currency Exchange Gain and Loss
Foreign currency transaction loss, before tax	¥ 17,424	¥ 554	¥ 1,668

Financial Instruments (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Financial Instruments
Notional amount of fair value hedge instruments	¥ 173,692	¥ 235,800
Deferred net gains on derivative instruments in accumulated other comprehensive income (loss) that are expected to be reclassified as earnings during the next twelve months	¥ 868

Financial Instruments (Changes in the Fair Value of the Derivatives Designated as Fair Value Hedges and the Hedged Items Recorded in the Consolidated Statements of Income) (Details) (Other Income (Expense), Net [Member], JPY  ¥)
In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Income (Expense), Net [Member]
Changes in the fair value of the derivatives	¥ (1,647)	¥ (136)	¥ (67)
Changes in the fair value of the hedged items	¥ 1,647	¥ 136	¥ 67

Financial Instruments (Notional Principal Amounts) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Forward Exchange Contracts [Member]
Notional amount of cash flow hedge instruments	¥ 5,666	¥ 6,927
Notional amount of other derivatives not designated as hedging instruments	36,761	8
Interest Rate Swap [Member]
Notional amount of cash flow hedge instruments	135,280	153,130
Notional amount of other derivatives not designated as hedging instruments	89,332	80,000
Currency Swap [Member]
Notional amount of cash flow hedge instruments	142,280	142,666
Notional amount of other derivatives not designated as hedging instruments		293
Currency Option Agreements [Member]
Notional amount of other derivatives not designated as hedging instruments	¥ 12,760	¥ 19,889

Financial Instruments (Changes in the Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ (1,533)	¥ (964)	¥ 4,962
Forward Exchange Contracts [Member] | Other Comprehensive Income [Member]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(187)	26
Interest Rate Swap [Member] | Other Comprehensive Income [Member]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(1,289)	(339)
Currency Swap [Member] | Other Comprehensive Income [Member]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(910)	(1,003)
Other Comprehensive Income [Member]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ (2,386)	¥ (1,316)

Financial Instruments (Amounts of Gain (Loss) on Cash flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) Into Earnings) (Details) (Cash Flow Hedging [Member], JPY  ¥)
In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	¥ 1,150	¥ 2,157	¥ 3,108
Forward Exchange Contracts [Member]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	(114)	(33)	50
Derivative instruments, income statement location of gain (loss) reclassified from accumulated OCI	Other, net
Interest Rate Swap [Member]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	(654)	(413)	(134)
Derivative instruments, income statement location of gain (loss) reclassified from accumulated OCI	Other, net
Currency Swap [Member]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	¥ 1,919	¥ 2,603	¥ 3,192
Derivative instruments, income statement location of gain (loss) reclassified from accumulated OCI	Other, net

Financial Instruments (Changes in the Fair Value of the Derivatives Not Designated as Hedging Instruments Recorded in the Consolidated Statements of Income) (Details) (Nondesignated [Member], JPY  ¥)
In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (8,181)	¥ (1,890)	¥ (14,896)
Forward Exchange Contracts [Member]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	(4,815)	(5)	(4,060)
Interest Rate Swap [Member]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	74	(347)	(102)
Currency Swap [Member]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	(14)	14	(10,734)
Currency Option Agreements [Member]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ (3,426)	¥ (1,552)

Financial Instruments (Estimated Fair Value of Financial Instruments) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financial Instruments
Long-term debt including current portion, carrying amount	¥ 4,192,674	¥ 4,157,992
Long-term debt including current portion, fair value	¥ 4,354,131	¥ 4,290,762

Financial Instruments (Fair Value of Derivative Instruments and Amounts Recorded in the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivative instruments in hedges, assets, at fair value	¥ 3,374	¥ 4,268
Other derivatives not designated as hedging instruments assets at fair value	348	28
Derivative assets	3,722	4,296
Derivative instruments in hedges, liabilities, at fair value	10,871	6,088
Other derivatives not designated as hedging instruments liabilities at fair value	3,474	2,223
Derivative liabilities	14,345	8,311
Forward Exchange Contracts [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivative instruments in hedges, assets, at fair value	485	8
Other derivatives not designated as hedging instruments assets at fair value	347
Interest Rate Swap [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivative instruments in hedges, assets, at fair value	1,235	631
Currency Swap [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivative instruments in hedges, assets, at fair value	5
Other derivatives not designated as hedging instruments assets at fair value		14
Currency Option Agreements [Member] | Prepaid Expenses and Other Current Assets [Member]
Other derivatives not designated as hedging instruments assets at fair value	1
Interest Rate Swap [Member] | Other Assets [Member]
Derivative instruments in hedges, assets, at fair value	46	2,697
Other derivatives not designated as hedging instruments assets at fair value		14
Currency Swap [Member] | Other Assets [Member]
Derivative instruments in hedges, assets, at fair value	1,603	932
Forward Exchange Contracts [Member] | Other (Current Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	4	196
Other derivatives not designated as hedging instruments liabilities at fair value	941
Interest Rate Swap [Member] | Other (Current Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	153	51
Other derivatives not designated as hedging instruments liabilities at fair value	109	186
Currency Swap [Member] | Other (Current Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	7,387
Currency Option Agreements [Member] | Other (Current Liabilities) [Member]
Other derivatives not designated as hedging instruments liabilities at fair value	1	168
Forward Exchange Contracts [Member] | Other (Long-term Liabilities) [Member]
Other derivatives not designated as hedging instruments liabilities at fair value	90
Interest Rate Swap [Member] | Other (Long-term Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	1,185	1,456
Other derivatives not designated as hedging instruments liabilities at fair value	474	485
Currency Swap [Member] | Other (Long-term Liabilities) [Member]
Derivative instruments in hedges, liabilities, at fair value	2,142	4,385
Currency Option Agreements [Member] | Other (Long-term Liabilities) [Member]
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 1,859	¥ 1,384

Financing Receivables (Allowance for Credit Losses and Financing Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Allowance for credit losses	¥ 51,025
Collectively evaluated for impairment	30,684
Individually evaluated for impairment	20,341
Financing receivable	1,030,980
Collectively evaluated for impairment	1,002,339
Individually evaluated for impairment	28,641
Installment Sales Receivable [Member]
Allowance for credit losses	7,593
Collectively evaluated for impairment	5,204
Individually evaluated for impairment	2,389
Financing receivable	330,331
Collectively evaluated for impairment	327,444
Individually evaluated for impairment	2,887
Lease Receivable [Member]
Allowance for credit losses	26,391
Collectively evaluated for impairment	14,916
Individually evaluated for impairment	11,475
Financing receivable	439,326
Collectively evaluated for impairment	424,480
Individually evaluated for impairment	14,846
Loans Receivable [Member]
Allowance for credit losses	12,091
Collectively evaluated for impairment	5,684
Individually evaluated for impairment	6,407
Financing receivable	68,085
Collectively evaluated for impairment	57,613
Individually evaluated for impairment	10,472
Credit Receivable [Member]
Allowance for credit losses	4,877
Collectively evaluated for impairment	4,877
Individually evaluated for impairment
Financing receivable	191,919
Collectively evaluated for impairment	191,919
Individually evaluated for impairment
Other Receivable [Member]
Allowance for credit losses	73
Collectively evaluated for impairment	3
Individually evaluated for impairment	70
Financing receivable	1,319
Collectively evaluated for impairment	883
Individually evaluated for impairment	¥ 436

Financing Receivables (Financing Receivables on Nonaccrual Status) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Total	¥ 23,084
Installment Sales Receivable [Member]
Total	738
Lease Receivable [Member]
Total	8,876
Loans Receivable [Member]
Total	11,758
Credit Receivable [Member]
Total	1,712
Other Receivable [Member]
Total

Financing Receivables (Age of the Recorded Investment in Financing Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Current	¥ 968,121
1 to 89 days past due	5,459
Greater then 90 days past due	19,539
Total	993,119
Greater than 90 days and accruing	4,662
Installment Sales Receivable [Member]
Current	323,790
1 to 89 days past due	1,854
Greater then 90 days past due	4,687
Total	330,331
Greater than 90 days and accruing	640
Lease Receivable [Member]
Current	455,201
1 to 89 days past due	942
Greater then 90 days past due	12,898
Total	469,041
Greater than 90 days and accruing	4,022
Loans Receivable [Member]
Current	189,118
Total	201,038
Past due	11,920
Past due and accruing
Credit Receivable [Member]
Current	187,746
1 to 89 days past due	2,653
Greater then 90 days past due	1,712
Total	192,111
Greater than 90 days and accruing
Other Receivable [Member]
Current	1,384
1 to 89 days past due	10
Greater then 90 days past due	242
Total	1,636
Greater than 90 days and accruing

Financing Receivables (Impaired Financing Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011
No Related Allowance Recorded [Member]
Recorded Investment	¥ 19
Related Allowance
Unpaid Principal Balance	52
Allowance Recorded [Member]
Recorded Investment	11,733
Related Allowance	7,578
Unpaid Principal Balance	¥ 11,733

Commitments and Contingent Liabilities (Commitments Outstanding) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Commitments and Contingent Liabilities
2012	¥ 241,266
2013	37,395
2014	21,062
2015	1,516
2016	1,022
Thereafter	2,629
Total	304,890
Loans guaranteed	23,376
Material litigation or claims outstanding	¥ 0

Business Combinations (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Oct. 31, 2010 Dimension Data [Member]	Mar. 31, 2011 Dimension Data [Member]	Dec. 31, 2010 Dimension Data [Member]	Mar. 31, 2011 Keane International Inc [Member]	Dec. 31, 2010 Keane International Inc [Member]
Date of acquisition				October 25, 2010
Voting interest acquired				96.60%		3.40%
Acquisition price				¥ 260,571	¥ 260,571	¥ 9,421		¥ 95,342
Acquisition-related cost	2,031
Depreciable intangible assets	85,521
Non-depreciable intangible assets	23,170
Depreciable weighted average useful life	11
Operating revenues	10,305,003	10,181,376	10,416,305		78,461
Operating income (loss)	1,214,909	1,117,693	1,109,752		(813)
Amortization of intangible assets	462,649	443,567	445,389		3,011
Amounts for assets acquired					335,936		74,786
Amounts for liabilities assumed					205,922		60,843
Assets acquired include the goodwill					¥ 151,488		¥ 81,399

Business Combinations (Amounts for Assets Acquired and Liabilities Assumed) (Details) (Dimension Data [Member], JPY ¥) In Millions	Mar. 31, 2011	Dec. 31, 2010	Oct. 31, 2010
Dimension Data [Member]
Cash and cash equivalents	¥ 48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangibles	108,705
Other assets	18,047
Total assets acquired	335,936
Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868
Total liabilities assumed	205,922
Total net assets acquired	130,014
Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488
Acquisition cost	¥ 260,571	¥ 9,421	¥ 260,571

Business Combinations (Pro Forma Net Income and Earnings Per Share) (Details) (Dimension Data [Member], JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Dimension Data [Member]
Operating revenues	¥ 10,670,714	¥ 10,561,799
Operating income	1,225,016	1,121,978
Net income attributable to NTT	¥ 514,881	¥ 493,866
Earnings per share (Yen)	¥ 389.13	¥ 373.22

Subsequent Events (Schedule of Bonds Issued) (Details) (Straight Bonds [Member], JPY ¥)	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Straight Bonds [Member]
Authorized amount of borrowing	¥ 340,000,000,000
Date of payment		May 31, 2011
Issue amount		¥ 100,000,000,000
Issue Price		¥99.96 per ¥100
Interest rate		1.21%
Date of maturity		Mar 19, 2021
Use of proceeds		Capital investments and acquisition of treasury stock

Valuation and Qualifying Accounts (Valuation Allowance) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Valuation allowance for deferred tax assets, ending balance	¥ 274,559		¥ 265,850
Allowance for Doubtful Accounts [Member]
Valuation allowances for doubtful accounts, beginning balance	41,092		45,208		36,286
Valuation allowances and reserves, charged to cost and expense	30,282		18,453		27,749
Valuation allowances and reserves, deductions	(25,467)	[1]	(22,569)	[1]	(18,827)	[1]
Valuation allowances for doubtful accounts, ending balance	45,907		41,092		45,208
Valuation Allowance of Deferred Tax Assets [Member]
Valuation allowance for deferred tax assets, beginning balance	265,850		301,022		279,573
Valuation allowances and reserves, charged to cost and expense	48,496		22,392		33,938
Valuation allowances and reserves, deductions	(39,787)		(57,564)		(12,489)
Valuation allowance for deferred tax assets, ending balance	¥ 274,559		¥ 265,850		¥ 301,022

[1]	Amounts written off.